UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23325

SIX CIRCLES TRUST

(Exact name of registrant as specified in charter)

383 Madison Avenue

New York, NY 10179

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report

SIX CIRCLESSM FUNDS

June 30, 2019

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Beginning on February 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Six Circles Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund. Instead, the reports will be made available on the Funds’ website (www.sixcirclesfunds.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070. Your election to receive reports in paper will apply to all Six Circles Funds.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

Market Overview

As of June 30, 2019 (Unaudited)

Global equity markets provided positive returns in the first half of 2019. In Q1 2019, U.S. equities rebounded from their Q4 2018 lows and continued the rise in Q2, with the MSCI USA Index up 18.79% through the first six months of the year. Developed non-U.S. and emerging markets equities also closed in positive territory, with the MSCI World ex-USA Index up 14.64% and the MSCI Emerging Markets Index up 10.6%.

Bond and cash markets broadly underperformed equities; the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 1.22%, the Bloomberg Barclays Global Aggregate Hedged Index returned 5.82%, and the MSCI World Index returned 17.56% for the first half of the year.

With the Fed hiking rates four times in 2018 and labor markets remaining tight, the Fed kept its benchmark policy rate range unchanged from Q4 2018 at 2.25% to 2.5%. Following its mid-June meeting, the Federal Open Market Committee stated that uncertainties about the outlook had increased, and indicated that it would continue to closely monitor economic data and take appropriate action to “sustain the expansion.” The European Central Bank and Bank of Japan continue to maintain accommodative policies.

The Adviser continues to believe that the current economic cycle is in its later stages. While the recent pivot by the Fed towards a more dovish stance may extend the length of the cycle, ongoing trade tensions and other geopolitical risks may threaten future economic growth.

JUNE 30, 2019	SIX CIRCLES TRUST	1

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2019 Through June 30, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.69%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	1.22%

Net Assets as of 6/30/2019 (In Thousands)	$1,119,653
Duration	0.69 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. Mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through June 30, 2019, the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Investment Grade Credit and Securitized Credit comprised approximately 66% of the Fund’s exposure at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

The Fund’s exposure to Government Bonds was the Fund’s largest sector underweight relative to the Index and comprised approximately 5% of the Fund’s exposure at the end of the reporting period. During the reporting period, this sector contributed to the Fund’s performance on an absolute basis, but detracted from the Fund’s performance relative to the Index.

All three of the Fund’s allocations – Conservative Income, Global Markets, and Core Ultra Short – contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Conservative Income (Goldman)	40%
Global Markets (PIMCO)	30
Core Ultra Short (BlackRock)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2019. The portfolio allocation is subject to change.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 90% of the Fund invested into instruments with maturities of 3 years and under as of June 30, 2019.

The Adviser allocates in a diversified manner, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Conservative Income allocation, which comprised approximately 40% of the Fund as of June 30, 2019, is focused on the highest quality, shortest maturity and the most liquid part of the U.S. fixed income market, balancing safety against income.

2	SIX CIRCLES TRUST	JUNE 30, 2019

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2019, has a broad investment universe, seeking total return opportunities within the global fixed income markets.

The Core Ultra Short allocation, which comprised approximately 30% of the Fund as of June 30, 2019, invests in a diversified fixed income portfolio on the shorter end of the U.S. fixed income market, balancing income against credit quality.

GROWTH OF $10,000 REPORT (07/9/18 TO 6/30/19)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.63% and 0.23% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to June 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of Treasury securities and is selected by a Market Value process. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

JUNE 30, 2019	SIX CIRCLES TRUST	3

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2019 Through June 30, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.11%
iMoneyNet Tax-Free National Institutional Money Market Index	0.70%

Net Assets as of 6/30/2019 (In Thousands)	$1,267,712
Duration	0.63 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. Invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax. The Fund also may invest in taxable instruments. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)
•	Mellon Investments Corporation (“Mellon”)
•	Pacific Investment Management Company LLC (“PIMCO”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through June 30, 2019, the Fund posted a positive return on an absolute basis, and outperformed relative to the iMoneyNet Tax-Free National Institutional Money Market Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Municipal Bonds were the largest sector exposure in the Fund and comprised approximately 65% of the Fund at the end of the reporting period, and contributed to the Fund’s performance on an absolute basis.

Investment Grade Credit comprised approximately 21% of the Fund’s sector exposure at the end of the reporting period, and also contributed to the Fund’s performance on an absolute basis.

All three of the Fund’s allocations — Municipal Conservative Income, Global Markets, and Core Municipal Ultra Short — contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Municipal Conservative Income (Goldman)	40%
Global Markets (PIMCO)	30
Core Municipal Ultra Short (Mellon)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2019. The portfolio allocation is subject to change.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 93% of the Fund invested into instruments with adjusted maturities of 3 years and under as of June 30, 2019.

The Adviser allocates in a diversified manner, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Municipal Conservative Income allocation, which comprised approximately 40% of the Fund as of June 30, 2019, is focused

4	SIX CIRCLES TRUST	JUNE 30, 2019

on the highest quality, shortest maturity and the most liquid part of the U.S. Municipal fixed income market, balancing safety against income.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2019, has a broad investment universe, seeking total return opportunities within the global taxable fixed income markets.

The Core Municipal Ultra Short allocation, which comprised approximately 30% of the Fund as of June 30, 2019, invests in a diversified fixed income portfolio on the shorter end of the U.S. Municipal fixed income market, balancing income against credit quality.

GROWTH OF $10,000 REPORT (07/9/18 TO 6/30/19)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.64% and 0.22% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Institutional Money Market Index from July 9, 2018 to June 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the iMoneyNet Tax-Free National Institutional Money Market Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

JUNE 30, 2019	SIX CIRCLES TRUST	5

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2019 Through June 30, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	14.81%
MSCI USA Index	18.79%

Net Assets as of 6/30/2019 (In Thousands)	$10,160,215

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through June 30, 2019, the Fund posted a positive return on an absolute basis, but underperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Health Care and Energy sectors comprised approximately 40% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis. That said, both Health Care and Energy detracted from the Fund’s performance relative to the Index.

Financials and Information Technology sectors comprised approximately 25% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. Both sectors contributed to the Fund’s performance on an absolute basis. Relative to the index, exposure to Information Technology contributed to the Fund’s performance, while exposure to Financials detracted.

The Fund’s allocation to U.S. Dividend Growth was the largest contributor to the Fund’s return during the reporting period, while the allocation to U.S. Interactive Media & Services was the only detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to eight strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
U.S. Dividend Growth (BlackRock)	44%
U.S. Energy (BlackRock)	12
U.S. Pharmaceuticals (BlackRock)	10
U.S. Software (BlackRock)	10
U.S. Interactive Media & Services (BlackRock)	9
U.S. Internet Retail (BlackRock)	6
U.S. Biotechnology (BlackRock)	5
U.S. Managed Health Care (BlackRock)	4

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2019. The portfolio allocation is subject to change.

Allocation to U.S. Dividend Growth comprised approximately 44% of the Fund as of June 30, 2019. Within the context of the broader Portfolios, the Adviser believes that exposure to U.S. Dividend Growth serves as a defensive anchor and is one of the few defensive factors trading at what the Adviser believes is a reasonable valuation.

6	SIX CIRCLES TRUST	JUNE 30, 2019

The Adviser believes that U.S. Energy valuations have become more attractive, after being significantly overvalued for several years. The U.S. Energy allocation was approximately 12% of the Fund as of June 30, 2019.

Allocation to U.S. Pharmaceuticals comprised approximately 10% of the Fund as of June 30, 2019, and provides what the Adviser believes is an attractive dividend yield given a meaningful valuation discount.

Allocation to U.S. Software and U.S. Internet Retail provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud-based platforms. These exposures comprised approximately 16% of the Fund as of June 30, 2019.

Allocation to U.S. Interactive Media & Services, which focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, is trading at what the Adviser believes is a reasonable price-to-earnings ratio, and was approximately 9% of the Fund as of June 30, 2019.

The Adviser believes that the U.S. Biotechnology sub-industry trades at a meaningful valuation discount and provides attractive dividend yield. Allocation to U.S. Biotechnology comprised approximately 5% of the Fund as of June 30, 2019.

Allocation to U.S. Managed Health Care was approximately 4% of the Fund’s exposure as of June 30, 2019 and reflects the Adviser’s conviction in this sub-industry’s potential for growth in the medium term.

GROWTH OF $10,000 REPORT (07/9/18 TO 6/30/19)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.43% and 0.15% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to June 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

JUNE 30, 2019	SIX CIRCLES TRUST	7

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2019 Through June 30, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	14.82%
MSCI World ex USA Index	14.64%

Net Assets as of 6/30/2019 (In Thousands)	$5,086,015

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. Primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through June 30, 2019, the Fund posted a positive return on an absolute basis, and outperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Energy and Consumer Staples sectors comprised approximately 47% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. Both sectors contributed to the Fund’s performance on an absolute basis, with Consumer Staples contributing to the Fund’s performance relative to the Index, and Energy detracting.

Consumer Discretionary, Industrials, and Financials comprised approximately 20% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. All three of these sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

Europe and Emerging Markets comprised approximately 95% of the Fund’s regional exposure at the end of the reporting period, and were the Fund’s largest regional overweights relative to the Index. During the reporting period, Europe exposure contributed to the Fund’s performance both on an absolute basis and relative to the Index. Emerging Markets detracted from the Fund’s performance on an absolute basis, as well as relative to the Index.

Asia ex-Japan, Canada, and Japan were the Fund’s largest regional underweights relative to the Index. Asia ex-Japan exposure detracted both on an absolute basis, and relative to the Index. The Fund didn’t have exposure to Canada or Japan, and the underweight to Canada detracted while the underweight to Japan contributed to performance relative to the Index.

The Fund’s allocations to European Momentum, European Mid-Cap, and broad Europe were the largest contributors to the Fund’s return during the reporting period, while the allocation to Asia ex-Japan detracted from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to five strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe (BlackRock)	37%
Europe Food, Beverage & Tobacco (BlackRock)	19
Europe Integrated Oil & Gas (BlackRock)	18
Europe Pharmaceuticals (BlackRock)	13
All Countries Asia ex-Japan Mid Cap (BlackRock)	13

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2019. The portfolio allocation is subject to change.

8	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2019 Through June 30, 2019 (Unaudited) (continued)

Within the broader Portfolios, allocation to Europe provides a broad passive European exposure, comprising approximately 37% of the Fund as of June 30, 2019.

The Adviser believes that allocation to Europe Food, Beverage & Tobacco serves as a defensive anchor in the broader Portfolios while providing above-average earnings growth. This allocation was approximately 19% of the Fund as of June 30, 2019.

Allocation to Europe Integrated Oil & Gas provides what the Adviser believes are attractive valuations, and comprised approximately 18% of the Fund as of June 30, 2019.

Allocation to Europe Pharmaceuticals comprised approximately 13% of the Fund as of June 30, 2019 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals.

Allocation to All Countries Asia ex-Japan Mid Cap provides what the Adviser believes to be a more defensive emerging markets exposure, given that it avoids the more volatile areas of emerging markets. This allocation comprised approximately 13% of the Fund as of June 30, 2019.

Within the broader context of the Portfolios, the Adviser currently believes that Europe Momentum is an attractive allocation that could outperform in the later part of business cycle and offers higher risk-adjusted returns among European style factors. The Adviser currently believes Europe Enhanced Value and Europe Mid Cap allocations have attractive relative valuations and complement other exposures within the broader Portfolios. Within the Energy sector, the Adviser currently has conviction in the sustainability of a multi-year capital expenditure rationalization cycle, which the Adviser expects will lead to improving free cash flow generation and returns on capital employed.

GROWTH OF $10,000 REPORT (07/9/18 TO 6/30/19)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.56% and 0.22% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to June 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries*—excluding the United States. With 1,016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

JUNE 30, 2019	SIX CIRCLES TRUST	9

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 10.5%
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/2021	1,096	1,097
American Express Credit Account Master Trust, Series 2018-1, Class A, 2.67%, 10/17/2022	2,250	2,257
Anchorage Capital CLO 7 Ltd., (Cayman Islands), Series 2015-7A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 3.56%, 10/15/2027 (e) (aa)	577	576
Anchorage Capital CLO 8 Ltd., (Cayman Islands), Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 3.58%, 07/28/2028 (e) (aa)	1,850	1,839
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/2026 (e)	1,108	1,105
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.36%, 11/17/2027 (e) (aa)	595	592
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.42%, 04/22/2027 (e) (aa)	1,000	997
BA Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023	2,010	2,004
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)	2,577	2,582
Battalion CLO X Ltd., (Cayman Islands), Series 2016-10A, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 3.78%, 01/24/2029 (e) (aa)	1,500	1,500
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 3.57%, 11/20/2028 (e) (aa)	2,100	2,091
BMW Canada Auto Trust, (Canada), Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD 2,200	1,680
BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, 12/27/2022	585	581
Capital One Multi-Asset Execution Trust,
Series 2016-A4, Class A4, 1.33%, 06/15/2022	1,500	1,498
Series 2016-A6, Class A6, 1.82%, 09/15/2022	2,542	2,538
CarMax Auto Owner Trust,
Series 2017-1, Class A3, 1.98%, 11/15/2021	357	356
Series 2017-2, Class A3, 1.93%, 03/15/2022	601	600
Series 2017-3, Class A3, 1.97%, 04/15/2022	1,328	1,326
Series 2018-3, Class A2A, 2.88%, 10/15/2021	2,366	2,372
Series 2019-1, Class A2A, 3.02%, 07/15/2022	1,760	1,768

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 3.82%, 10/17/2029 (e) (aa)	1,140	1,140
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)	1,291	1,289
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	1,500	1,518
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,800	1,794
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6, 2.15%, 07/15/2021	2,000	2,000
Series 2016-A1, Class A1, 1.75%, 11/19/2021	2,000	1,996
Series 2017-A8, Class A8, 1.86%, 08/08/2022	1,185	1,182
Series 2017-A9, Class A9, 1.80%, 09/20/2021	2,065	2,062
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/2022	840	846
Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.39%, 03/15/2022	2,335	2,330
Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 09/15/2021	1,913	1,917
Ford Credit Auto Owner Trust,
Series 2016-C, Class A3, 1.22%, 03/15/2021	547	545
Series 2017-B, Class A3, 1.69%, 11/15/2021	1,979	1,972
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	5,206	5,196
Series 2016-3, Class A1, 1.55%, 07/15/2021	2,585	2,584
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.79%, 10/15/2023 (aa)	3,000	2,999
Series 2019-1, Class A, 2.84%, 03/15/2024	1,400	1,426
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 04/20/2021	1,750	1,756
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.79%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.83%, 02/25/2036 (aa)	2,119	2,126
Honda Auto Receivables Owner Trust, Series 2018-4, Class A2, 2.98%, 05/17/2021	1,405	1,410
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	294	298

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	848	857
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021	1,500	1,504
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)	1,048	1,046
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	1,308	1,310
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	2,236	2,253
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	2,377	2,406
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.30%, 06/27/2067 (e) (aa)	1,490	1,480
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.77%, 10/18/2030 (e) (aa)	1,900	1,895
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.75%, 10/15/2021	1,715	1,710
Series 2019-A, Class A2A, 2.82%, 01/18/2022	2,000	2,009
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/2021 (e)	919	918
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)	1,500	1,507
OZLM VIII Ltd., (Cayman Islands), Series 2014-8A, Class A1RR, (ICE LIBOR USD 3 Month + 1.17%), 3.76%, 10/17/2029 (e) (aa)	1,180	1,178
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 3.63%, 04/30/2027 (e) (aa)	250	250
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 3.44%, 01/20/2027 (e) (aa)	1,898	1,892
PFS Financing Corp., Series 2018-C, Class A, (ICE LIBOR USD 1 Month + 0.48%), 2.87%, 04/15/2022 (e) (aa)	1,430	1,430
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.25%), 3.75%, 01/15/2029 (e) (aa)	600	601
Santander Drive Auto Receivables Trust, Series 2018-5, Class A3, 3.19%, 03/15/2022	430	432
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	1,048	1,052

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.62%, 02/15/2025 (aa)	1,673	1,671
SLM Private Education Loan Trust, Series 2011-C, Class A2A, (ICE LIBOR USD 1 Month + 3.25%), 5.64%, 10/17/2044 (e) (aa)	613	618
SLM Student Loan Trust, Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 2.88%, 12/15/2027 (e) (aa)	2,214	2,216
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	2,461	2,465
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,610	1,627
Series 2018-A, Class A1, (ICE LIBOR USD 1 Month + 0.35%), 2.74%, 03/16/2026 (e) (aa)	1,181	1,182
Series 2018-B, Class A1, (ICE LIBOR USD 1 Month + 0.32%), 2.71%, 12/16/2024 (e) (aa)	852	852
Series 2018-C, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 2.69%, 09/15/2025 (e) (aa)	1,631	1,631
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	799	807
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	1,000	1,005
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	1,503	1,504
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/2021	475	472
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A2A, 2.83%, 10/15/2021	1,690	1,697
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 3.82%, 10/15/2029 (e) (aa)	2,100	2,099
Volkswagen Auto Loan Enhanced Trust, Series 2018-2, Class A2A, 3.05%, 08/20/2021	2,804	2,813
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/2026 (e)	746	744

Total Asset-Backed Securities (Cost $116,600)		117,078

Certificates of Deposit — 0.5%
Financial — 0.5%
Banks — 0.5%
Credit Suisse AG, 2.81%, 03/09/2020	4,000	4,011
Nordea Bank Abp, (Sweden), (ICE LIBOR USD 3 Month + 0.30%), 2.78%, 06/05/2020 (aa)	2,000	2,004

Total Financial		6,015

Total Certificates of Deposit (Cost $6,000)		6,015

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	11

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — 1.2%
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (e)		297	300
FNMA REMICS, Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.84%, 12/25/2048 (aa)		2,443	2,431
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 3.12%, 12/20/2064 (aa)		2,133	2,136
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.82%, 08/20/2065 (aa)		2,898	2,888
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 3.29%, 12/22/2069 (e) (aa)		1,500	1,497
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		259	273
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.60%, 08/20/2056 (aa)		GBP 2,578	3,271
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 3.15%, 01/21/2070 (e) (aa)		200	200
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.97%, 07/15/2051 (aa)	GBP	162	206

Total Collateralized Mortgage Obligations (Cost $13,225)			13,202

Commercial Mortgage-Backed Securities — 3.8%
AREIT Trust, Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.38%, 11/14/2035 (e) (aa)		2,158	2,158
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/2032 (e) (z)		1,500	1,522
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 3.59%, 03/15/2034 (e) (aa)		300	301
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.44%, 04/15/2036 (e) (aa)		400	400
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.14%, 11/15/2035 (e) (aa)		2,761	2,764
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/2048		1,012	1,013

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

COMM Mortgage Trust,
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	2,450	2,453
Series 2015-CR27, Class A2, 2.22%, 10/10/2048	1,160	1,156
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	2,490	2,490
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.28%, 11/21/2035 (e) (aa)	920	920
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.37%, 06/10/2028 (e)	1,000	1,019
GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	1,527	1,526
GS Mortgage Securities Trust,
Series 2011-GC5, Class A3, 3.82%, 08/10/2044	1,659	1,675
Series 2013-GC14, Class A3, 3.53%, 08/10/2046	2,177	2,194
Series 2014-GC24, Class A2, 3.10%, 09/10/2047	108	108
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/2032 (e)	2,000	2,029
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	834	861
Series 2014-C18, Class A2, 3.19%, 10/15/2047	894	894
Series 2014-C19, Class A2, 3.10%, 12/15/2047	2,985	2,989
Series 2015-C23, Class A2, 2.98%, 07/15/2050	1,715	1,717
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,530
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.39%, 05/15/2036 (e) (aa)	700	700
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 3.37%, 04/14/2036 (e) (aa)	1,500	1,500
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045	954	961
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 3.31%, 10/15/2035 (e) (aa)	2,153	2,151
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	1,656	1,661
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	1,500	1,500
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	1,160	1,163

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB, 2.84%, 03/15/2048	1,547	1,560

Total Commercial Mortgage-Backed Securities (Cost $42,756)		42,915

Corporate Bonds — 44.1%
Basic Materials — 0.9%
Chemicals — 0.9%
Air Liquide Finance SA, (France), 1.38%, 09/27/2019 (e)	4,350	4,337
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 0.71%), 3.23%, 11/15/2020 (aa)	1,500	1,510
3.77%, 11/15/2020	500	509
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	203
Sherwin-Williams Co. (The), 2.25%, 05/15/2020	3,910	3,903

		10,462

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	208

Total Basic Materials		10,670

Communications — 2.2%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	1,300	1,312
Comcast Corp., (ICE LIBOR USD 3 Month + 0.44%), 2.76%, 10/01/2021 (aa)	4,100	4,116
Discovery Communications LLC, 2.20%, 09/20/2019	200	200

		5,628

Telecommunications — 1.7%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 0.93%), 3.26%, 06/30/2020 (aa)	1,733	1,745
(ICE LIBOR USD 3 Month + 0.75%), 3.27%, 06/01/2021 (aa)	1,810	1,819
(ICE LIBOR USD 3 Month + 0.95%), 3.55%, 07/15/2021 (aa)	500	505
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 06/12/2024 (aa)	2,000	2,025
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	266	266
Telefonica Emisiones SA, (Spain), 5.88%, 07/15/2019	3,400	3,404

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — continued
Verizon Communications, Inc.,
(ICE LIBOR USD 3 Month + 0.37%), 2.89%, 08/15/2019 (aa)	200	200
(ICE LIBOR USD 3 Month + 0.55%), 3.07%, 05/22/2020 (aa)	2,790	2,801
3.45%, 03/15/2021	2,000	2,045
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.59%, 01/16/2024 (aa)	3,800	3,809

		18,619

Total Communications		24,262

Consumer Cyclical — 5.6%
Airlines — 0.1%
Delta Air Lines, Inc., 2.88%, 03/13/2020	200	200
Southwest Airlines Co., 2.75%, 11/06/2019	150	150
WestJet Airlines Ltd., (Canada), 3.50%, 06/16/2021 (e)	600	604

		954

Auto Manufacturers — 5.0%
American Honda Finance Corp.,
(ICE LIBOR USD 3 Month + 0.15%), 2.69%, 11/13/2019 (aa)	2,750	2,751
(ICE LIBOR USD 3 Month + 0.35%), 2.92%, 11/05/2021 (aa)	300	301
BMW US Capital LLC,
(ICE LIBOR USD 3 Month + 0.41%), 3.01%, 04/12/2021 (e) (aa)	100	100
(ICE LIBOR USD 3 Month + 0.50%), 3.04%, 08/13/2021 (e) (aa)	3,400	3,410
3.25%, 08/14/2020 (e)	200	202
Daimler Finance North America LLC, 2.70%, 08/03/2020 (e)	800	802
(ICE LIBOR USD 3 Month + 0.39%), 2.96%, 05/04/2020 (e) (aa)	3,400	3,403
(ICE LIBOR USD 3 Month + 0.45%), 2.97%, 02/22/2021 (e) (aa)	700	699
3.10%, 05/04/2020 (e)	1,105	1,111
(ICE LIBOR USD 3 Month + 0.63%), 3.22%, 01/06/2020 (e) (aa)	5,735	5,749
Ford Motor Credit Co. LLC, 2.34%, 11/02/2020	600	596
2.43%, 06/12/2020	200	199
2.60%, 11/04/2019	2,800	2,799
(ICE LIBOR USD 3 Month + 0.43%), 3.01%, 11/02/2020 (aa)	1,000	990
(ICE LIBOR USD 3 Month + 1.00%), 3.59%, 01/09/2020 (aa)	1,500	1,503
(ICE LIBOR USD 3 Month + 1.27%), 3.60%, 03/28/2022 (aa)	300	295

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	13

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
General Motors Financial Co., Inc., 2.45%, 11/06/2020	1,922	1,916
(ICE LIBOR USD 3 Month + 0.54%), 3.11%, 11/06/2020 (aa)	500	498
(ICE LIBOR USD 3 Month + 0.85%), 3.44%, 04/09/2021 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.93%), 3.53%, 04/13/2020 (aa)	4,000	4,012
(ICE LIBOR USD 3 Month + 1.10%), 3.67%, 11/06/2021 (aa)	730	729
3.70%, 11/24/2020	2,900	2,937
4.20%, 03/01/2021	1,500	1,533
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,494
Hyundai Capital America, 2.60%, 03/19/2020 (e)	800	800
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 3.26%, 03/12/2021 (aa)	2,200	2,200
(ICE LIBOR USD 3 Month + 0.80%), 3.40%, 04/03/2020 (e) (aa)	100	100
(ICE LIBOR USD 3 Month + 1.00%), 3.40%, 09/18/2020 (e) (aa)	100	100
Nissan Motor Acceptance Corp., 2.15%, 07/13/2020 (e)	700	697
Reg. S, (ICE LIBOR USD 3 Month + 0.39%), 2.72%, 09/28/2020 (aa)	800	799
(ICE LIBOR USD 3 Month + 0.52%), 2.93%, 03/15/2021 (e) (aa)	200	200
(ICE LIBOR USD 3 Month + 0.69%), 3.02%, 09/28/2022 (e) (aa)	1,800	1,789
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 07/13/2022 (e) (aa)	1,500	1,492
(ICE LIBOR USD 3 Month + 0.89%), 3.49%, 01/13/2022 (e) (aa)	40	40
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.14%), 2.67%, 11/14/2019 (aa)	3,000	3,001
(ICE LIBOR USD 3 Month + 0.10%), 2.68%, 01/10/2020 (aa)	1,200	1,200
(ICE LIBOR USD 3 Month + 0.28%), 2.88%, 04/13/2021 (aa)	500	502
(ICE LIBOR USD 3 Month + 0.44%), 3.04%, 10/18/2019 (aa)	1,450	1,452
Volkswagen Group of America Finance LLC, 2.40%, 05/22/2020 (e)	2,000	1,995
4.00%, 11/12/2021 (e)	400	413
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	600	610

		56,419

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	650	653

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Retail — 0.4%
McDonald’s Corp., (ICE LIBOR USD 3 Month + 0.43%), 3.01%, 10/28/2021 (aa)	1,000	1,001
Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	3,950	3,950

		4,951

Total Consumer Cyclical		62,977

Consumer Non-cyclical — 7.7%
Agriculture — 1.3%
BAT Capital Corp., 2.30%, 08/14/2020	6,860	6,846
(ICE LIBOR USD 3 Month + 0.59%), 3.12%, 08/14/2020 (aa)	400	401
(ICE LIBOR USD 3 Month + 0.88%), 3.40%, 08/15/2022 (aa)	3,200	3,208
Imperial Brands Finance plc, (United Kingdom), 2.95%, 07/21/2020 (e)	1,000	1,003
Reynolds American, Inc., 4.00%, 06/12/2022	300	312
6.88%, 05/01/2020	2,927	3,029

		14,799

Biotechnology — 0.2%
Amgen, Inc., (ICE LIBOR USD 3 Month + 0.45%), 2.99%, 05/11/2020 (aa)	950	952
Gilead Sciences, Inc., 2.55%, 09/01/2020	1,000	1,003

		1,955

Commercial Services — 1.5%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	9,989
Reg. S, 2.38%, 09/17/2020	500	500
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 3.13%, 11/02/2021 (aa)	3,600	3,601
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.39%, 08/15/2021 (aa)	2,800	2,793

		16,883

Food — 0.8%
Conagra Brands, Inc., (ICE LIBOR USD 3 Month + 0.50%), 3.09%, 10/09/2020 (aa)	900	898
General Mills, Inc., (ICE LIBOR USD 3 Month + 0.54%), 3.14%, 04/16/2021 (aa)	1,840	1,841
Mondelez International Holdings Netherlands BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.61%), 3.19%, 10/28/2019 (e) (aa)	1,500	1,502
Tyson Foods, Inc.,
(ICE LIBOR USD 3 Month + 0.45%), 2.97%, 08/21/2020 (aa)	150	150
(ICE LIBOR USD 3 Month + 0.55%), 3.07%, 06/02/2020 (aa)	500	500
Wm Wrigley Jr Co., 2.90%, 10/21/2019 (e)	4,000	4,003
3.38%, 10/21/2020 (e)	500	507

		9,401

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Healthcare—Services — 0.4%
Dignity Health, 2.64%, 11/01/2019	3,000	2,997
HCA, Inc., 6.50%, 02/15/2020	2,000	2,046

		5,043

Pharmaceuticals — 3.5%
AbbVie, Inc., 2.50%, 05/14/2020	6,090	6,089
Allergan Funding SCS, (Luxembourg), 3.00%, 03/12/2020	6,480	6,499
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 0.63%), 2.98%, 06/25/2021 (e) (aa)	1,150	1,142
(ICE LIBOR USD 3 Month + 1.01%), 3.42%, 12/15/2023 (e) (aa)	3,400	3,339
Bristol-Myers Squibb Co.,
(ICE LIBOR USD 3 Month + 0.20%), 2.72%, 11/16/2020 (e) (aa)	3,550	3,550
(ICE LIBOR USD 3 Month + 0.38%), 2.90%, 05/16/2022 (e) (aa)	1,200	1,203
Cigna Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 2.76%, 03/17/2020 (e) (aa)	2,000	2,002
3.20%, 09/17/2020 (e)	1,765	1,781
CVS Health Corp., 2.80%, 07/20/2020	2,430	2,436
(ICE LIBOR USD 3 Month + 0.63%), 3.08%, 03/09/2020 (aa)	1,000	1,002
3.13%, 03/09/2020	3,400	3,413
(ICE LIBOR USD 3 Month + 0.72%), 3.17%, 03/09/2021 (aa)	3,580	3,596
GlaxoSmithKline Capital plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.35%), 2.88%, 05/14/2021 (aa)	750	752
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.40%, 09/23/2021	40	40
Takeda Pharmaceutical Co. Ltd., (Japan), 3.80%, 11/26/2020 (e)	1,924	1,959

		38,803

Total Consumer Non-cyclical		86,884

Diversified — 0.2%
Holding Companies — 0.2%
CK Hutchison International 17 II Ltd., (Cayman Islands),
2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,496

Total Diversified		1,696

Energy — 2.6%
Coal — 0.1%
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	510	511

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — 0.8%
BP Capital Markets plc, (United Kingdom), 2.32%, 02/13/2020	1,174	1,174
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,250	3,255
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	200
Phillips 66, (ICE LIBOR USD 3 Month + 0.75%), 3.35%, 04/15/2020 (e) (aa)	500	500
Shell International Finance BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.35%), 2.79%, 09/12/2019 (aa)	4,316	4,319

		9,448

Pipelines — 1.7%
Enbridge, Inc., (Canada),
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 01/10/2020 (aa)	3,700	3,701
(ICE LIBOR USD 3 Month + 0.70%), 3.11%, 06/15/2020 (aa)	6,000	6,016
Enterprise Products Operating LLC, 5.20%, 09/01/2020	1,500	1,548
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	513
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,000	1,016
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020	3,350	3,406
Williams Cos., Inc. (The), 4.13%, 11/15/2020	500	509
5.25%, 03/15/2020	2,025	2,063

		18,772

Total Energy		28,731

Financial — 16.7%
Banks — 12.5%
ABN AMRO Bank NV, (Netherlands), 1.80%, 09/20/2019 (e)	4,500	4,493
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	200
Australia & New Zealand Banking Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.32%), 2.88%, 11/09/2020 (e) (aa)	4,000	4,007
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.72%, 11/28/2021 (aa)	3,000	3,052
Bank of America Corp., 2.63%, 10/19/2020	1,645	1,652
(ICE LIBOR USD 3 Month + 0.65%), 2.97%, 10/01/2021 (aa)	1,250	1,253
(ICE LIBOR USD 3 Month + 0.66%), 3.25%, 07/21/2021 (aa)	100	100
(ICE LIBOR USD 3 Month + 1.18%), 3.77%, 10/21/2022 (aa)	1,000	1,013
(ICE LIBOR USD 3 Month + 1.42%), 4.01%, 04/19/2021 (aa)	3,000	3,056

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	15

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Montreal, (Canada),
(ICE LIBOR USD 3 Month + 0.34%), 2.94%, 07/13/2020 (aa)	2,350	2,355
(ICE LIBOR USD 3 Month + 0.60%), 3.04%, 12/12/2019 (aa)	785	787
(ICE LIBOR USD 3 Month + 0.79%), 3.31%, 08/27/2021 (aa)	100	101
Barclays plc, (United Kingdom), 2.75%, 11/08/2019	5,600	5,594
2.88%, 06/08/2020	2,000	2,001
BB&T Corp., (ICE LIBOR USD 3 Month + 0.57%), 2.98%, 06/15/2020 (aa)	4,000	4,020
Citibank NA, 3.05%, 05/01/2020	1,750	1,760
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 05/20/2022 (aa)	1,600	1,602
Citigroup, Inc., 2.65%, 10/26/2020	100	101
(ICE LIBOR USD 3 Month + 1.07%), 3.52%, 12/08/2021 (aa)	2,000	2,021
Citizens Bank NA, (ICE LIBOR USD 3 Month + 0.54%), 3.06%, 03/02/2020 (aa)	5,000	5,009
Commonwealth Bank of Australia, (Australia), 2.05%, 09/18/2020 (e)	1,500	1,496
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 2.75%, 03/26/2020	5,800	5,809
Fifth Third Bank,
(ICE LIBOR USD 3 Month + 0.25%), 2.83%, 10/30/2020 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.59%), 2.90%, 09/27/2019 (aa)	1,550	1,551
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/2021	55	55
2.75%, 09/15/2020	50	50
(ICE LIBOR USD 3 Month + 0.73%), 3.04%, 12/27/2020 (aa)	4,900	4,909
(ICE LIBOR USD 3 Month + 1.17%), 3.69%, 11/15/2021 (aa)	750	756
(ICE LIBOR USD 3 Month + 1.16%), 3.75%, 04/23/2020 (aa)	3,800	3,824
(ICE LIBOR USD 3 Month + 1.36%), 3.94%, 04/23/2021 (aa)	100	101
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 05/18/2021 (aa)	1,700	1,701
(ICE LIBOR USD 3 Month + 1.00%), 3.52%, 05/18/2024 (aa)	2,000	2,005
(ICE LIBOR USD 3 Month + 1.50%), 4.10%, 01/05/2022 (aa)	1,000	1,022
(ICE LIBOR USD 3 Month + 1.66%), 4.18%, 05/25/2021 (aa)	1,450	1,482
Huntington National Bank (The),
2.38%, 03/10/2020	1,500	1,499
2.88%, 08/20/2020	400	403

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	509
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 3.19%, 06/21/2021 (aa)	1,000	1,000
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 07/26/2021 (aa)	700	703
(ICE LIBOR USD 3 Month + 0.79%), 3.37%, 07/25/2022 (aa)	3,400	3,411
(ICE LIBOR USD 3 Month + 1.06%), 3.51%, 09/13/2021 (aa)	1,400	1,415
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.88%), 3.33%, 09/11/2022 (aa)	3,400	3,420
(ICE LIBOR USD 3 Month + 0.94%), 3.46%, 02/28/2022 (aa)	1,000	1,008
Morgan Stanley, 2.50%, 04/21/2021	50	50
2.80%, 06/16/2020	1,300	1,306
(ICE LIBOR USD 3 Month + 0.55%), 3.10%, 02/10/2021 (aa)	3,300	3,304
(ICE LIBOR USD 3 Month + 0.93%), 3.52%, 07/22/2022 (aa)	2,700	2,717
(ICE LIBOR USD 3 Month + 1.18%), 3.77%, 01/20/2022 (aa)	1,000	1,011
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 3.60%, 07/12/2021 (e) (aa)	1,150	1,164
Nordea Bank Abp, (Finland), 2.13%, 05/29/2020 (e)	2,000	1,996
(ICE LIBOR USD 3 Month + 0.47%), 2.99%, 05/29/2020 (e) (aa)	1,500	1,505
(ICE LIBOR USD 3 Month + 0.94%), 3.46%, 08/30/2023 (e) (aa)	200	197
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.87%, 05/31/2021 (aa)	200	202
Royal Bank of Scotland Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.47%), 3.99%, 05/15/2023 (aa)	400	399
Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	200	200
Skandinaviska Enskilda Banken AB, (Sweden), 2.63%, 11/17/2020 (e)	200	200
(ICE LIBOR USD 3 Month + 0.43%), 2.96%, 05/17/2021 (e) (aa)	1,500	1,504
Standard Chartered plc, (United Kingdom), 2.10%, 08/19/2019 (e)	200	200
3.05%, 01/15/2021 (e)	1,000	1,007
(ICE LIBOR USD 3 Month + 1.13%), 3.65%, 08/19/2019 (e) (aa)	3,200	3,204
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.54%, 04/06/2020 (aa)	2,800	2,805

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Banking Corp., (Japan), 2.45%, 01/16/2020	2,000	2,000
Sumitomo Mitsui Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.78%), 3.38%, 07/12/2022 (aa)	3,400	3,414
(ICE LIBOR USD 3 Month + 1.68%), 4.13%, 03/09/2021 (aa)	100	102
SunTrust Bank, (ICE LIBOR USD 3 Month + 0.50%), 3.09%, 10/26/2021 (aa)	1,180	1,182
Svenska Handelsbanken AB, (Sweden), (ICE LIBOR USD 3 Month + 0.36%), 2.81%, 09/08/2020 (aa)	2,500	2,505
Synchrony Bank, (ICE LIBOR USD 3 Month + 0.63%), 2.95%, 03/30/2020 (aa)	2,200	2,202
UBS AG, (Switzerland), 2.38%, 08/14/2019	2,000	2,000
2.45%, 12/01/2020 (e)	400	400
(ICE LIBOR USD 3 Month + 0.58%), 3.03%, 06/08/2020 (e) (aa)	2,100	2,108
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.38%, 04/14/2021 (e) (aa)	3,400	3,482
US Bank NA, (ICE LIBOR USD 3 Month + 0.48%), 3.06%, 10/28/2019 (aa)	1,320	1,321
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 0.68%), 3.26%, 01/30/2020 (aa)	1,500	1,505
(ICE LIBOR USD 3 Month + 0.93%), 3.47%, 02/11/2022 (aa)	1,500	1,509
(ICE LIBOR USD 3 Month + 1.01%), 3.48%, 12/07/2020 (aa)	100	101
Wells Fargo Bank NA,
(ICE LIBOR USD 1 Month + 0.22%), 2.60%, 07/15/2020 (aa)	3,000	3,001
(United States SOFR + 0.48%), 2.90%, 03/25/2020 (aa)	1,250	1,251
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 05/27/2022 (aa)	3,000	3,007
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/2021 (aa)	2,000	2,019

		139,386

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.25%, 07/01/2020	600	609
4.63%, 10/30/2020	3,580	3,671
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,431
American Express Co., 2.75%, 05/20/2022	3,300	3,340
(ICE LIBOR USD 3 Month + 0.33%), 2.91%, 10/30/2020 (aa)	2,000	2,003
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 05/17/2021 (aa)	1,000	1,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
BOC Aviation Ltd., (Singapore),
Reg. S, 2.38%, 09/15/2021	2,200	2,173
(ICE LIBOR USD 3 Month + 1.05%), 3.63%, 05/02/2021 (e) (aa)	200	201
Capital One Financial Corp., 2.40%, 10/30/2020	3,000	3,003
2.50%, 05/12/2020	1,000	1,001
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	700	697
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	800	800
Reg. S, 2.75%, 10/21/2020	2,500	2,509
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	206
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	202
Synchrony Financial, 3.00%, 08/15/2019	2,050	2,050

		24,900

Insurance — 1.0%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 2.91%, 09/20/2021 (e) (aa)	3,400	3,397
American International Group, Inc., 3.38%, 08/15/2020	7	7
Metropolitan Life Global Funding I,
(ICE LIBOR USD 3 Month + 0.23%), 2.82%, 01/08/2021 (e) (aa)	2,000	2,000
(United States SOFR + 0.50%), 2.92%, 05/28/2021 (e) (aa)	3,900	3,899
Protective Life Global Funding, 1.56%, 09/13/2019 (e)	2,000	1,996

		11,299

Real Estate — 0.5%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,119
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	205

		5,324

REITS — 0.4%
WEA Finance LLC / Westfield UK & Europe Finance plc, 2.70%, 09/17/2019 (e)	4,500	4,500

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
Reg. S, 2.35%, 01/21/2020	200	200
6.25%, 02/25/2020 (e)	1,000	1,024

		1,224

Total Financial		186,633

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	17

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial — 3.7%
Aerospace/Defense — 0.7%
Boeing Co. (The), 4.88%, 02/15/2020	4,250	4,313
Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 3.06%, 04/30/2020 (aa)	200	200
Northrop Grumman Corp., 2.08%, 10/15/2020	1,000	998
Rolls-Royce plc, (United Kingdom), 2.38%, 10/14/2020 (e)	1,500	1,498
United Technologies Corp., 3.35%, 08/16/2021	480	491

		7,500

Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	253

Electronics — 0.4%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.04%), 2.62%, 10/30/2019 (aa)	4,150	4,151
Tyco Electronics Group SA, (Luxembourg), (ICE LIBOR USD 3 Month + 0.45%), 2.93%, 06/05/2020 (aa)	1,000	1,001

		5,152

Machinery—Diversified — 0.3%
CNH Industrial Capital LLC, 3.38%, 07/15/2019	200	200
John Deere Capital Corp., (ICE LIBOR USD 3 Month + 0.18%), 2.77%, 01/07/2020 (aa)	3,000	3,002

		3,202

Miscellaneous Manufacturers — 0.6%
General Electric Co., 5.55%, 05/04/2020	1,500	1,534
6.00%, 08/07/2019	975	978
Siemens Financieringsmaatschappij NV, (Netherlands), 2.15%, 05/27/2020 (e)	3,250	3,245
(ICE LIBOR USD 3 Month + 0.32%), 2.77%, 09/13/2019 (e) (aa)	1,030	1,031

		6,788

Transportation — 1.0%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/2019	3,000	3,015
Ryder System, Inc., 2.50%, 05/11/2020	1,843	1,843
2.65%, 03/02/2020	3,800	3,803
2.88%, 06/01/2022	1,500	1,517
United Parcel Service of America, Inc., 8.38%, 04/01/2020	1,356	1,417

		11,595

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Trucking & Leasing — 0.7%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,300	3,323
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.29%, 11/05/2021 (aa)	500	498
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.20%, 07/15/2020 (e)	3,700	3,717

		7,538

Total Industrial		42,028

Technology — 2.8%
Computers — 1.0%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	1,000	1,030
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.47%, 03/01/2021 (aa)	2,000	2,000
Hewlett Packard Enterprise Co.,
(ICE LIBOR USD 3 Month + 0.72%), 3.32%, 10/05/2021 (aa)	1,464	1,464
3.60%, 10/15/2020	1,250	1,267
IBM Credit LLC, (ICE LIBOR USD 3 Month + 0.47%), 2.99%, 11/30/2020 (aa)	420	422
International Business Machines Corp., 1.90%, 01/27/2020	4,500	4,491
NetApp, Inc., 2.00%, 09/27/2019	900	899

		11,573

Semiconductors — 1.0%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 01/15/2021	650	644
2.38%, 01/15/2020	4,745	4,737
Intel Corp., (ICE LIBOR USD 3 Month + 0.08%), 2.62%, 05/11/2020 (aa)	1,500	1,501
KLA-Tencor Corp., 3.38%, 11/01/2019	1,000	1,002
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	411
4.13%, 06/01/2021 (e)	2,300	2,353

		10,648

Software — 0.8%
Adobe, Inc., 4.75%, 02/01/2020	1,250	1,267
Fidelity National Information Services, Inc., 3.63%, 10/15/2020	2,850	2,892
Oracle Corp., 5.00%, 07/08/2019	4,500	4,502
VMware, Inc., 2.30%, 08/21/2020	200	200

		8,861

Total Technology		31,082

Utilities — 1.7%
Electric — 1.7%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,300	3,303
Electricite de France SA, (France), 4.60%, 01/27/2020 (e)	4,000	4,049

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric — continued
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,012
Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	200	201
NextEra Energy Capital Holdings, Inc.,
(ICE LIBOR USD 3 Month + 0.32%), 2.84%, 09/03/2019 (aa)	1,500	1,501
(ICE LIBOR USD 3 Month + 0.40%), 2.92%, 08/21/2020 (aa)	3,400	3,398
Sempra Energy,
(ICE LIBOR USD 3 Month + 0.25%), 2.85%, 07/15/2019 (aa)	2,809	2,809
(ICE LIBOR USD 3 Month + 0.50%), 3.10%, 01/15/2021 (aa)	200	199
Southern Co. (The), 2.75%, 06/15/2020	1,181	1,185

Total Utilities		18,657

Total Corporate Bonds (Cost $492,021)		493,620

Foreign Government Securities — 2.0%
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	200
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.52%, 08/21/2022 (aa)	3,400	3,398
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 3.10%, 06/01/2021 (aa)	6,250	6,263
International Bank for Reconstruction & Development, (Supranational), 2.82%, 06/05/2024	3,000	3,034
Japan Treasury Discount Bill, (Japan), Zero Coupon, 07/22/2019	JPY 1,082,000	10,037

Total Foreign Government Securities (Cost $22,980)		22,932

Mortgage-Backed Securities — 2.7%
FNMA Pool, Single Family, 15 years, 3.50%, 04/01/2033	909	947
3.50%, 11/01/2033	14,951	15,450
3.50%, 01/01/2034	11,689	12,076
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 08/01/2049 (w)	1,900	1,963

Total Mortgage-Backed Securities (Cost $29,578)		30,436

U.S. Government Agency Security — 0.4%
FHLMC, 2.80%, 06/03/2024 (Cost $4,000)	4,000	4,004

U.S. Treasury Obligations — 7.1%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury 3 Month Bill Market Yield + 0.05%), 2.14%, 10/31/2020 (aa)	5,000	4,992
(U.S. Treasury 3 Month Bill Market Yield + 0.12%), 2.21%, 01/31/2021 (aa)	10,000	9,991

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — continued
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2022	6,305	6,256
0.13%, 01/15/2023 (cc)	9,189	9,137
0.38%, 07/15/2023 (cc)	6,644	6,697
0.63%, 04/15/2023 (cc)	16,975	17,175
U.S. Treasury Notes, 1.13%, 12/31/2019	10,000	9,952
1.25%, 10/31/2019	3,000	2,991
1.50%, 06/15/2020	10,000	9,956
3.38%, 11/15/2019	1,900	1,908

Total U.S. Treasury Obligations (Cost $78,220)		79,055

Short-Term Investments — 30.4%
Certificates of Deposit — 3.4%
Bank of Nova Scotia, (Canada), (ICE LIBOR USD 3 Month + 0.06%), 2.63%, 05/07/2020 (aa)	4,000	4,000
Barclays Bank plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.28%), 2.85%, 05/07/2020 (aa)	2,000	2,000
Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 1 Month + 0.30%), 2.70%, 07/29/2019 (aa)	2,500	2,500
Credit Agricole Corporate and Investment Bank, (France), (United States FEDEF + 0.33%), 2.71%, 06/12/2020 (aa)	4,000	4,000
Lloyds Bank Corporate Markets plc, 3.04%, 07/29/2019 (n)	3,500	3,502
MUFG Bank Ltd., 2.97%, 01/28/2020 (n)	1,000	1,004
Natixis SA, (France), (ICE LIBOR USD 1 Month + 0.29%), 2.70%, 06/05/2020 (aa)	4,500	4,503
Norinchukin Bank, 2.53%, 12/04/2019 (n)	4,500	4,504
Societe Generale, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.77%, 04/24/2020 (aa)	4,000	4,001
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 1 Month + 0.13%), 2.54%, 12/11/2019 (aa)	4,500	4,501
Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.04%), 2.64%, 10/18/2019 (aa)	1,000	1,000
Sumitomo Mitsui Trust Bank Ltd., (Japan), (ICE LIBOR USD 3 Month + 0.20%), 2.79%, 07/09/2019 (aa)	250	250
Swedbank AB, (Sweden), (ICE LIBOR USD 1 Month + 0.29%), 2.69%, 07/25/2019 (aa)	2,000	2,000

Total Certificates of Deposit		37,765

Commercial Papers — 8.4%
AT&T, Inc., 2.82%, 07/29/2019 (n)	3,780	3,772
BAT International Finance plc, (United Kingdom), 2.96%, 07/09/2019 (e) (n)	2,000	1,998
Bedford Row Funding Corp., 3.09%, 10/18/2019 (e) (n)	2,000	1,986

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Papers — continued
Bell Canada, Inc., (Canada), Series CP, 3.01%, 08/19/2019 (e) (n)	3,000	2,989
Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.17%), 2.61%, 04/02/2020 (e) (aa)	3,000	3,001
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.04%), 2.49%, 03/09/2020 (e) (aa)	4,500	4,500
Duke Energy Corp., 2.89%, 08/16/2019 (e) (n)	4,000	3,986
Eli Lilly & Co., 2.75%, 10/31/2019 (e) (n)	4,000	3,968
EssilorLuxottica SA, (France), 2.73%, 09/03/2019 (e) (n)	4,500	4,480
Exxon Mobil Corp., 2.30%, 10/10/2019 (e) (n)	4,500	4,470
2.30%, 09/17/2019 (e) (n)	4,500	4,477
Ford Motor Credit Co. LLC, 3.43%, 01/21/2020 (e) (n)	1,400	1,375
HSBC Bank plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.20%), 2.55%, 09/25/2019 (e) (aa)	1,500	1,501
LVMH Moet Hennessy Louis Vuitton, Inc., 2.74%, 10/07/2019 (e) (n)	4,000	3,973
Marriott International, Inc., 2.71%, 08/19/2019 (e) (n)	1,000	996
2.75%, 08/14/2019 (e) (n)	3,000	2,990
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.18%), 2.58%, 06/25/2020 (e) (aa)	4,500	4,500
Nationwide Building Society, (United Kingdom), 2.52%, 11/01/2019 (e) (n)	4,500	4,464
Nutrien Ltd., (Canada), 2.58%, 07/25/2019 (e) (n)	2,500	2,495
PepsiCo., Inc., 2.27%, 07/22/2019 (e) (n)	5,000	4,992
Reckitt Benckiser Treasury Service plc, (United Kingdom), 2.81%, 07/25/2019 (e) (n)	3,250	3,244
Regency Markets No. 1 LLC, 2.45%, 07/05/2019 (n)	3,500	3,498
Royal Bank of Canada, (Canada), (United States FEDEF + 0.28%), 2.66%, 04/09/2020 (e) (aa)	2,000	2,000
Societe Generale SA, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.74%, 05/11/2020 (e) (aa)	4,500	4,501
Suncor Energy, Inc., (Canada), 2.81%, 07/22/2019 (e) (n)	3,000	2,995
Syngenta Wilmington, Inc., 3.30%, 07/08/2019 (e) (n)	3,300	3,298
Toronto-Dominion Bank (The), (Canada), 3.09%, 10/18/2019 (e) (n)	2,000	1,986
VW Credit, Inc., 2.60%, 03/30/2020 (e) (n)	1,400	1,370
3.03%, 10/07/2019 (n)	1,000	993
3.06%, 12/06/2019 (n)	1,050	1,038
Walgreens Boots Alliance, Inc., 2.54%, 09/27/2019 (e) (n)	2,000	1,987

Total Commercial Papers		93,823

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Corporate Notes — 0.5%
BellSouth LLC, 4.27%, 04/26/2020 (e)		2,000	2,027
Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.10%), 2.52%, 06/19/2020 (aa)		3,993	3,992

Total Corporate Notes			6,019

Repurchase Agreements — 17.2%
BNP Paribas SA, 2.49%, dated 06/28/2019, due 07/01/2019, repurchase price $64,013, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 07/18/2019 - 11/15/2045, with a value of $65,256.		64,000	64,000
BofA Securities, Inc., 2.48%, dated 06/28/2019, due 07/01/2019, repurchase price $64,013, collateralized by U.S. Treasury Securities, 1.38% - 1.88%, due 02/29/2020 - 02/28/2022, with a value of $65,297.		64,000	64,000
Citibank NA, 2.49%, dated 06/28/2019, due 07/01/2019, repurchase price $64,013, collateralized by U.S. Treasury Securities, 0.75% - 3.63%, due 01/15/2028 -02/15/2044, with a value of $65,299.		64,000	64,000

Total Repurchase Agreements			192,000

Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/01/2019		9,177	9,177
Brown Brothers Harriman, 0.36%, 07/01/2019	GBP	1	1
0.81%, 07/02/2019	CAD	215	164
1.76%, 07/01/2019		327	327
Citibank NA,
(0.58%), 07/01/2019	EUR	249	283
1.76%, 07/01/2019		527	527

Total Time Deposits			10,479

Total Short-Term Investments (Cost $340,046)			340,086

Total Investments — 102.7% (Cost — $1,145,426)*			1,149,343

Liabilities in Excess of Other Assets — (2.7)%			(29,690)

NET ASSETS — 100.0%			$1,119,653

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2019

Futures contracts outstanding as of June 30, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Canadian 10 Year Government Bond	40	09/2019	CAD	4,385	(19)
Canadian Bankers’ Acceptance	234	06/2020	CAD	43,443	460
Canadian Bankers’ Acceptance	177	12/2020	CAD	33,195	42
Canadian Bankers’ Acceptance	116	09/2020	CAD	21,628	149
U.S. Treasury 5 Year Note	66	09/2019	USD	7,667	131
U.S. Ultra Treasury 10 Year Note	30	09/2019	USD	4,057	87

					850

Short Contracts
3 Month Eurodollar	(885)	06/2020	USD	(217,248)	(418)
U.S. Treasury 2 Year Note	(52)	09/2019	USD	(11,152)	(37)

					(455)

Total unrealized appreciation (depreciation)					395

Forward foreign currency exchange contracts outstanding as of June 30, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	10,121	JPY	1,082,000	Morgan Stanley & Co.	07/22/2019	69
CAD	519	USD	385	Morgan Stanley & Co.	08/15/2019	12

Total unrealized appreciation						81

USD	2,236	CAD	2,980	Morgan Stanley & Co.	08/15/2019	(41)
USD	3,443	GBP	2,706	Morgan Stanley & Co.	08/15/2019	(1)

Total unrealized depreciation						(42)

Net unrealized appreciation (depreciation)						39

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2019:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
EURIBOR 3 Month	0.00 % annually	Pay	01/30/2021	EUR	173,000	110	384	494
United States FEDEF Intraday	2.50 % annually	Pay	03/01/2020	USD	173,800	91	678	769
United States FEDEF Intraday	2.34 % annually	Pay	03/18/2020	USD	269,700	(3)	483	480
United States FEDEF Intraday	2.30 % annually	Receive	03/01/2022	USD	147,600	92	(3,108)	(3,016)

Total						290	(1,563)	(1,273)

(a)	Value of floating rate index as of June 30, 2019 was as follows:

FLOATING RATE INDEX
EURIBOR 3 Month	(0.35%	)
FEDEF	2.40%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Sale-Buyback Transactions
COUNTERPARTY	BORROWING DATE	MATURITY DATE	BORROWING RATE	AMOUNT BORROWED	PAYABLE FOR SALE-BUYBACK TRANSACTIONS
Morgan Stanley & Co. LLC.	06/28/2019	07/01/2019	2.79%	17,200	(17,204)
Morgan Stanley & Co. LLC.	06/28/2019	07/01/2019	2.79%	5,990	(9,145)
Morgan Stanley & Co. LLC.	06/28/2019	07/01/2019	2.79%	9,144	(5,992)

					(32,341)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CLO	— Collateralized Loan Obligations
FEDEF	— Federal Fund Effective Rate (Continuous Series)
FNMA	— Federal National Mortgage Association
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduit
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

SOFR	— Secured Overnight Financing Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2019.
TBA	— To Be Announced
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of June 30, 2019.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2019.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2019
(cc)	— All or a portion of these U.S. Treasury Obligations were purchased in a sale-buyback transaction. The value of these securities total $32,290, which represents 2.9% of total net assets.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 3.2%
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)	2,577	2,582
BMW Canada Auto Trust, (Canada), Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD 2,500	1,909
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)	1,205	1,203
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	1,500	1,518
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,800	1,794
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	3,000	2,994
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.79%, 10/15/2023 (aa)	2,900	2,899
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.79%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.83%, 02/25/2036 (aa)	2,153	2,160
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	294	297
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	848	857
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021	1,500	1,504
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)	948	946
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	1,579	1,582
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	2,459	2,478
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	2,377	2,405
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.30%, 06/27/2067 (e) (aa)	1,689	1,678
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)	1,500	1,507
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	1,048	1,052

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.62%, 02/15/2025 (aa)	1,813	1,811
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	2,576	2,580
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,610	1,627
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	799	807
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	1,000	1,005
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	1,253	1,254

Total Asset-Backed Securities (Cost $40,386)		40,649

Collateralized Mortgage Obligations — 1.1%
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (e)	297	300
FNMA REMICS, Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.84%, 12/25/2048 (aa)	2,443	2,431
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 3.12%, 12/20/2064 (aa)	2,133	2,136
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.82%, 08/20/2065 (aa)	2,898	2,888
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 3.29%, 12/22/2069 (e) (aa)	1,500	1,497
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)	259	273
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.60%, 08/20/2056 (aa)	GBP 2,969	3,766
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 3.15%, 01/21/2070 (e) (aa)	200	200
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.97%, 07/15/2051 (aa)	GBP 162	206

Total Collateralized Mortgage Obligations (Cost $13,721)		13,697

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	23

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 1.0%
AREIT Trust, Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.38%, 11/14/2035 (e) (aa)	2,158	2,158
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 3.59%, 03/15/2034 (e) (aa)	300	301
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.44%, 04/15/2036 (e) (aa)	400	400
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.14%, 11/15/2035 (e) (aa)	3,005	3,007
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.28%, 11/21/2035 (e) (aa)	920	920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	834	861
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.39%, 05/15/2036 (e) (aa)	700	700
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 3.37%, 04/14/2036 (e) (aa)	1,500	1,500
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 3.31%, 10/15/2035 (e) (aa)	2,447	2,445

Total Commercial Mortgage-Backed Securities (Cost $12,275)		12,292

Corporate Bonds — 16.7%

Basic Materials — 0.0% (g)

Chemicals — 0.0% (g)
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	203

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	208

Total Basic Materials		411

Communications — 1.2%
Internet — 0.3%
eBay, Inc., (ICE LIBOR USD 3 Month + 0.48%), 3.06%, 08/01/2019 (aa)	3,700	3,702

Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	1,500	1,513
Discovery Communications LLC, 2.20%, 09/20/2019	200	200

		1,713

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — 0.8%
AT&T, Inc., (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 06/12/2024 (aa)	2,100	2,127
Telefonica Emisiones SA, (Spain), 5.88%, 07/15/2019	3,700	3,704
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.59%, 01/16/2024 (aa)	3,700	3,709

		9,540

Total Communications		14,955

Consumer Cyclical — 2.8%
Airlines — 0.1%
Delta Air Lines, Inc., 2.88%, 03/13/2020	200	200
Southwest Airlines Co., 2.75%, 11/06/2019	150	150
WestJet Airlines Ltd., (Canada), 3.50%, 06/16/2021 (e)	749	753

		1,103

Auto Manufacturers — 2.7%
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 3.04%, 08/13/2021 (e) (aa)	3,700	3,711
Daimler Finance North America LLC, 2.70%, 08/03/2020 (e)	800	802
(ICE LIBOR USD 3 Month + 0.39%), 2.96%, 05/04/2020 (e) (aa)	3,700	3,703
(ICE LIBOR USD 3 Month + 0.45%), 2.97%, 02/22/2021 (e) (aa)	700	700
Ford Motor Credit Co. LLC, 2.34%, 11/02/2020	800	794
2.43%, 06/12/2020	200	199
(ICE LIBOR USD 3 Month + 0.43%), 3.01%, 11/02/2020 (aa)	1,200	1,189
(ICE LIBOR USD 3 Month + 0.88%), 3.48%, 10/12/2021 (aa)	150	148
(ICE LIBOR USD 3 Month + 1.00%), 3.59%, 01/09/2020 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 1.27%), 3.60%, 03/28/2022 (aa)	350	344
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.93%), 3.53%, 04/13/2020 (aa)	4,000	4,012
3.70%, 11/24/2020	3,200	3,241
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,494
Hyundai Capital America, 2.60%, 03/19/2020 (e)	500	500
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 3.26%, 03/12/2021 (aa)	2,645	2,645
(ICE LIBOR USD 3 Month + 0.80%), 3.40%, 04/03/2020 (e) (aa)	100	100

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
Nissan Motor Acceptance Corp., 2.15%, 07/13/2020 (e)	1,100	1,095
(ICE LIBOR USD 3 Month + 0.39%), 2.72%, 09/28/2020 (e) (aa)	1,000	999
(ICE LIBOR USD 3 Month + 0.52%), 2.93%, 03/15/2021 (e) (aa)	200	200
(ICE LIBOR USD 3 Month + 0.69%), 3.02%, 09/28/2022 (e) (aa)	1,620	1,610
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 07/13/2022 (e) (aa)	1,700	1,691
Volkswagen Group of America Finance LLC, 2.40%, 05/22/2020 (e)	2,000	1,995
2.45%, 11/20/2019 (e)	200	200
4.00%, 11/12/2021 (e)	400	413
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	800	813

		33,600

Auto Parts & Equipment — 0.0% (g)
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	600	603

Total Consumer Cyclical		35,306

Consumer Non-cyclical — 2.9%
Agriculture — 0.4%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 3.12%, 08/14/2020 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 0.88%), 3.40%, 08/15/2022 (aa)	3,500	3,510

		4,512

Commercial Services — 1.3%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	9,989
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 3.13%, 11/02/2021 (aa)	3,900	3,901
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.39%, 08/15/2021 (aa)	3,090	3,082

		16,972

Food — 0.1%
Conagra Brands, Inc., (ICE LIBOR USD 3 Month + 0.50%), 3.09%, 10/09/2020 (aa)	1,000	998

Healthcare—Services — 0.4%
Dignity Health, 2.64%, 11/01/2019	3,100	3,097
HCA, Inc., 6.50%, 02/15/2020	2,000	2,046

		5,143

Pharmaceuticals — 0.7%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 3.42%, 12/15/2023 (e) (aa)	3,700	3,633

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Bristol-Myers Squibb Co., (ICE LIBOR USD 3 Month + 0.38%), 2.90%, 05/16/2022 (e) (aa)	1,200	1,203
CVS Health Corp., 3.13%, 03/09/2020	3,700	3,714

		8,550

Total Consumer Non-cyclical		36,175

Diversified — 0.1%
Holding Companies — 0.1%
CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,496

Total Diversified		1,696

Energy — 0.7%
Coal — 0.0% (g)
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	500	501

Oil & Gas — 0.3%
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,400	3,405
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	200

		3,605

Pipelines — 0.4%
Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 0.40%), 2.98%, 01/10/2020 (aa)	3,500	3,501
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	513
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,000	1,016

		5,030

Total Energy		9,136

Financial — 6.4%
Banks — 4.0%
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	200
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.72%, 11/28/2021 (aa)	3,200	3,255
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.18%), 3.77%, 10/21/2022 (aa)	1,200	1,215
Barclays plc, (United Kingdom), 2.75%, 11/08/2019	3,900	3,896
Citibank NA, (ICE LIBOR USD 3 Month + 0.60%), 3.12%, 05/20/2022 (aa)	1,800	1,802
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.73%), 3.04%, 12/27/2020 (aa)	3,700	3,707

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	25

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 05/18/2021 (aa)	1,800	1,801
(ICE LIBOR USD 3 Month + 1.00%), 3.52%, 05/18/2024 (aa)	2,300	2,306
(ICE LIBOR USD 3 Month + 1.50%), 4.10%, 01/05/2022 (aa)	1,000	1,022
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	509
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 07/26/2021 (aa)	900	904
(ICE LIBOR USD 3 Month + 0.79%), 3.37%, 07/25/2022 (aa)	3,700	3,712
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.88%), 3.33%, 09/11/2022 (aa)	3,700	3,721
Morgan Stanley,
(ICE LIBOR USD 3 Month + 0.93%), 3.52%, 07/22/2022 (aa)	2,400	2,415
(ICE LIBOR USD 3 Month + 1.18%), 3.77%, 01/20/2022 (aa)	1,000	1,011
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 3.46%, 08/30/2023 (e) (aa)	200	197
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.87%, 05/31/2021 (aa)	200	202
Royal Bank of Scotland Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.47%), 3.99%, 05/15/2023 (aa)	700	698
Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	200	200
Standard Chartered plc, (United Kingdom), 2.10%, 08/19/2019 (e)	900	899
(ICE LIBOR USD 3 Month + 1.13%), 3.65%, 08/19/2019 (e) (aa)	2,800	2,804
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.54%, 04/06/2020 (aa)	3,300	3,306
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.78%), 3.38%, 07/12/2022 (aa)	3,700	3,715
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.38%, 04/14/2021 (e) (aa)	3,700	3,789
Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.62%), 3.14%, 05/27/2022 (aa)	3,500	3,508

		50,794

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.25%, 07/01/2020	400	406
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,537
American Express Co., 2.75%, 05/20/2022	3,700	3,745
BOC Aviation Ltd., (Singapore),
Reg. S, 2.38%, 09/15/2021	2,500	2,470
(ICE LIBOR USD 3 Month + 1.05%), 3.63%, 05/02/2021 (e) (aa)	200	201
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	900	896
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	1,200	1,200
Reg. S, 2.75%, 10/21/2020	2,500	2,509
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	206
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	201
Synchrony Financial, 3.00%, 08/15/2019	2,120	2,120

		15,491

Insurance — 0.7%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 2.91%, 09/20/2021 (e) (aa)	3,700	3,696
Metropolitan Life Global Funding I, (United States SOFR + 0.50%), 2.92%, 05/28/2021 (e) (aa)	4,500	4,500

		8,196

Real Estate — 0.4%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,119
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	205

		5,324

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
Reg. S, 2.35%, 01/21/2020	200	199
6.25%, 02/25/2020 (e)	1,000	1,024

		1,223

Total Financial		81,028

Industrial — 0.7%
Aerospace/Defense — 0.0% (g)
Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 3.06%, 04/30/2020 (aa)	200	200

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	253

Machinery—Diversified — 0.0% (g)
CNH Industrial Capital LLC, 3.38%, 07/15/2019	200	200

Miscellaneous Manufacturers — 0.2%
General Electric Co., 5.55%, 05/04/2020	1,500	1,535
6.00%, 08/07/2019	975	978

		2,513

Transportation — 0.2%
Ryder System, Inc., 2.88%, 06/01/2022	1,900	1,922

Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,700	3,726
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.29%, 11/05/2021 (aa)	500	498

		4,224

Total Industrial		9,312

Technology — 1.1%
Computers — 0.4%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	1,200	1,236
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.47%, 03/01/2021 (aa)	2,300	2,300
NetApp, Inc., 2.00%, 09/27/2019	960	959

		4,495

Semiconductors — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/2020	4,500	4,492
KLA-Tencor Corp., 3.38%, 11/01/2019	1,000	1,002
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	411
4.13%, 06/01/2021 (e)	2,700	2,763

		8,668

Software — 0.0% (g)
VMware, Inc., 2.30%, 08/21/2020	200	199

Total Technology		13,362

Utilities — 0.8%
Electric — 0.8%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,150	3,152
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,012
Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	200	201
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.40%), 2.92%, 08/21/2020 (aa)	3,700	3,698

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Electric — continued
Sempra Energy, (ICE LIBOR USD 3 Month + 0.25%), 2.85%, 07/15/2019 (aa)	700	700

Total Utilities		9,763

Total Corporate Bonds (Cost $210,274)		211,144

Foreign Government Securities — 1.9%
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	200
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.52%, 08/21/2022 (aa)	3,700	3,698
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 3.10%, 06/01/2021 (aa)	6,300	6,313
International Bank for Reconstruction & Development, (Supranational), 2.82%, 06/05/2024	3,000	3,034
Japan Treasury Discount Bill, (Japan), Zero Coupon, 07/22/2019	JPY 1,225,000	11,363

Total Foreign Government Securities (Cost $24,667)		24,608

Mortgage-Backed Securities — 2.6%
FNMA or FHLMC, Single Family, 30 years, TBA, 08/01/2049 (w)	4,800	4,959
FNMA Pool, Single Family, 15 years, 3.50%, 04/01/2033	909	947
3.50%, 11/01/2033	14,414	14,895
3.50%, 01/01/2034	12,414	12,825

Total Mortgage-Backed Securities (Cost $32,759)		33,626

Municipal Bonds — 60.5% (t)
Alabama — 0.0% (g)
County of Jefferson, Series A, GO, 5.00%, 04/01/2020	500	514

Alaska — 0.3%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 1.85%, 07/05/2019 (z)	2,400	2,400
City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 1.99%, 07/01/2019 (z)	2,000	2,000

		4,400

Arizona — 1.5%
Arizona Health Facilities Authority, Banner Health Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 2.02%, 07/05/2019 (z)	4,060	4,060
Arizona Health Facilities Authority, Dignity Health Obligated Group, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.95%, 07/05/2019 (z)	8,800	8,800

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	27

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Arizona Transportation Board, Maricopa County Regional Area, Rev., 5.00%, 07/01/2019	2,385	2,385
City of Phoenix, Civic Improvement Corp.,
Rev., AMT, 5.00%, 07/01/2020	620	642
Rev., 5.00%, 07/01/2020	1,000	1,037
Rev., AMT, 5.00%, 07/01/2021	1,750	1,871
Maricopa County Industrial Development Authority, Scottsdale Healthcare Hospitals Obligated Group, Series A, Rev., 5.00%, 09/01/2021	725	779

		19,574

California — 1.5%
ABAG Finance Authority for Nonprofit Corps, Lakeside Village Apartments, Series A, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.35%, 07/05/2019 (z)	400	400
California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 1.54%, 07/05/2019 (z)	800	800
California Pollution Control Financing Authority, Republic Services, Inc. Project, Series A1, Rev., AMT, 1.90%, 11/01/2042 (e) (z)	3,000	3,000
City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.50%, 07/05/2019 (z)	200	200
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	425
Los Angeles Department of Water & Power, Power System Revenue,
Series B5, Rev., VRDO, 1.40%, 07/05/2019 (z)	600	600
Series B7, Rev., VRDO, 1.43%, 07/05/2019 (z)	3,800	3,800
Metropolitan Water District of Southern California, Series A2, Rev., VRDO, 1.45%, 07/05/2019 (z)	450	450
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2021	6,405	6,739
Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America NA, 1.46%, 07/05/2019 (z)	1,550	1,550
State of California, Series B3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.44%, 07/05/2019 (z)	500	500

		18,464

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — 2.0%
City & County of Denver, Airport System Revenue, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,163
Colorado Educational & Cultural Facilities Authority, Nature Conservancy (The), Rev., VRDO, 1.91%, 07/05/2019 (z)	2,050	2,050
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc.,
Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.92%, 07/05/2019 (z)	300	300
Series C, Rev., VRDO, 1.85%, 07/05/2019 (z)	10,755	10,755
Colorado Housing & Finance Authority, Adjusted Single Family Mortgage, Series I, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.95%, 07/05/2019 (z)	670	670
University of Colorado Hospital Authority, Health Obligated Group,
Series B1, Rev., VRDO, 1.93%, 07/05/2019 (z)	4,600	4,600
Series B2, Rev., VRDO, 1.93%, 07/05/2019 (z)	4,400	4,400

		24,938

Connecticut — 1.5%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 1.90%, 07/05/2019 (z)	280	280
Series B4, Rev., VRDO, 1.80%, 07/05/2019 (z)	3,500	3,500
Series E3, Rev., VRDO, 1.82%, 07/05/2019 (z)	4,000	4,000
Series F3, Rev., VRDO, 1.90%, 07/05/2019 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,046

		18,826

District of Columbia — 0.3%
District of Columbia, Georgetown University, Series B1, Rev., VRDO, LOC: Bank of America NA, 1.85%, 07/05/2019 (z)	500	500
Metropolitan Washington Airports Authority,
Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,548
Series C2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.90%, 07/05/2019 (z)	2,075	2,075

		4,123

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — 3.3%
City of Gainesville, Utilities System Revenue,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,514
Series B, Rev., VRDO, 1.86%, 07/05/2019 (z)	4,830	4,830
City of Orlando, Capital Improvement,
Series B, Rev., 4.00%, 10/01/2020	500	517
Series B, Rev., 5.00%, 10/01/2021	775	839
County of Hillsborough, Community Investment Tax Revenue, Rev., 5.00%, 11/01/2019	5,000	5,060
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	941
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: Harris NA, 1.87%, 07/05/2019 (z)	3,770	3,770
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 1.85%, 07/05/2019 (z)	4,000	4,000
JEA, Water & Sewer System Revenue, Series A2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 2.02%, 07/05/2019 (z)	300	300
Lee Memorial Health System,, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,096
Orlando Utilities Commission,
Series 1, Rev., VRDO, 1.82%, 07/05/2019 (z)	6,200	6,200
Series 2, Rev., VRDO, 1.90%, 07/05/2019 (z)	7,400	7,400
State of Florida, Board Education Lottery Revenue, Series A, Rev., 5.00%, 07/01/2019	5,000	5,000

		41,467

Georgia — 2.3%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Inc., Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.88%, 07/01/2019 (z)	505	505
DeKalb County School District, Sales & Tax, GO, 4.00%, 10/01/2019	9,930	9,997
Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.95%, 07/05/2019 (z)	6,760	6,760
Private Colleges & Universities Authority, Emory University,
Series B1, Rev., VRDO, 1.85%, 07/05/2019 (z)	6,295	6,295
Series C1, Rev., VRDO, 1.92%, 07/05/2019 (z)	5,400	5,400
Series C4, Rev., VRDO, 1.90%, 07/05/2019 (z)	600	600

		29,557

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Idaho — 0.2%
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,626

Illinois — 3.0%
Chicago Midway International Airport, Series A, Rev., AMT, 5.00%, 01/01/2021	3,580	3,763
Chicago O’Hare International Airport,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,730	3,921
Series A, Rev., AMT, 5.00%, 01/01/2022	2,000	2,163
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,106
Illinois Finance Authority, Illinois St Clean Water Initiative, Rev., 5.00%, 07/01/2019	3,340	3,340
Illinois Finance Authority, Northwestern University, Series C, Rev., VRDO, 1.89%, 07/05/2019 (z)	3,500	3,500
Illinois Finance Authority, University of Chicago (The), Series C, Rev., VRDO, 1.82%, 07/05/2019 (z)	1,955	1,955
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.87%, 07/01/2019 (z)	200	200
Illinois Housing Development Authority, Series B, Rev., VRDO, 1.95%, 07/05/2019 (z) (w)	3,000	3,000
Illinois Housing Development Authority, Multifamily Housing, Century Woods TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,510
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,020
Illinois State Toll Highway Authority, Series A-1B, Rev., VRDO, LOC: Bank of America NA, 1.91%, 07/05/2019 (z)	10,300	10,300

		37,778

Indiana — 2.7%
Indiana Finance Authority, Ascension Health Credit Group, Rev., VRDO, 2.00%, 07/05/2019 (z)	3,770	3,770
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 1.97%, 07/01/2019 (z)	1,000	1,000
Indiana Finance Authority, Indiana University Health, Inc., Obligated Group,
Series B, Rev., VRDO, LOC: TD Bank NA, 1.90%, 07/05/2019 (z)	6,975	6,975
Series C, Rev., VRDO, LOC: Northern Trust Co., 1.87%, 07/05/2019 (z)	8,000	8,000
Series E, Rev., VRDO, LOC: Bank of America NA, 1.83%, 07/05/2019 (z)	6,000	6,000

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	29

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A2, Rev., VRDO, 2.00%, 07/05/2019 (z)	7,700	7,700
Purdue University, Student Facilities System, Series C, Rev., VRDO, 1.79%, 07/05/2019 (z)	200	200

		33,645

Iowa — 0.0% (g)
Iowa Finance Authority, Trinity Health Corp. Obligated Group, Series D, Rev., VRDO, 1.94%, 07/05/2019 (z)	100	100

Louisiana — 0.2%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Exxon Mobil Corp. Project, Rev., VRDO, 1.89%, 07/01/2019 (z)	2,600	2,600

Maryland — 1.0%
County of Montgomery, Consolidated Public Improvement, Series A, GO, 5.00%, 11/01/2020	8,000	8,396
County of Prince George’s, Consolidated Public Improvement, Series A, GO, 5.00%, 07/15/2019	2,455	2,458
State of Maryland, Series E, GO, 5.00%, 08/01/2019	1,450	1,454

		12,308

Massachusetts — 6.0%
Commonwealth of Massachusetts,
Series B, GO, 5.00%, 08/01/2019	4,440	4,453
Series C, GO, VRDO, 1.75%, 07/05/2019 (z)	4,900	4,900
Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 1.87%, 07/05/2019 (z)	1,625	1,625
Massachusetts Bay Transportation Authority,
Series A1, Rev., VRDO, 1.94%, 07/05/2019 (z)	2,000	2,000
Series A2, Rev., VRDO, 1.83%, 07/05/2019 (z)	6,695	6,695
Massachusetts Bay Transportation Authority, General Transportation System, Series A2, Rev., VRDO, 1.95%, 07/05/2019 (z)	100	100
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 1.85%, 07/05/2019 (z)	5,700	5,700
Series K2, Rev., VRDO, 1.92%, 07/05/2019 (z)	22,360	22,360
Massachusetts Development Finance Agency, Tufts University, Series R, Rev., VRDO, 1.87%, 07/01/2019 (z)	10,000	10,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,304
Series J, Rev., AMT, 5.00%, 07/01/2020	400	414
Massachusetts Health & Educational Facilities Authority, Tufts University, Series N1, Rev., VRDO, 1.93%, 07/01/2019 (z)	8,700	8,700
Massachusetts Water Resources Authority,
Series A2, Rev., VRDO, 1.80%, 07/05/2019 (z)	1,540	1,540
Series A3, Rev., VRDO, 1.86%, 07/05/2019 (z)	4,495	4,495

		76,286

Michigan — 1.9%
Michigan Finance Authority, Clean Water Revolving Fund, Series B, Rev., 4.00%, 10/01/2020	7,515	7,769
Michigan Finance Authority, Great Lakes Water Authority Water Supply System Revenue, Local Government Loan Program, Series D1, Rev., AGM, 5.00%, 07/01/2020	2,700	2,794
Michigan Finance Authority, Hospital Project, Ascension Health Credit Group, Rev., VRDO, 1.94%, 07/05/2019 (z)	2,275	2,275
University of Michigan,
Series A, Rev., VRDO, 1.78%, 07/05/2019 (z)	5,325	5,325
Series D1, Rev., VRDO, 1.80%, 07/01/2019 (z)	200	200
Series D2, Rev., VRDO, 1.80%, 07/05/2019 (z)	970	970
Wayne County Airport Authority, Series A, Rev., AMT, 5.00%, 12/01/2020	4,985	5,224

		24,557

Minnesota — 0.3%
City of Rochester, Health Care Facilities, Mayo Clinic, Rev., VRDO, 1.93%, 07/05/2019 (z)	500	500
County of Hennepin, Series B, GO, VRDO, 1.86%, 07/05/2019 (z)	2,740	2,740

		3,240

Mississippi — 1.0%
Mississippi Business Finance Corp., Chevron USA, Inc. Project,
Series A, Rev., VRDO, 1.93%, 07/01/2019 (z)	2,300	2,300
Series A, Rev., VRDO, 1.97%, 07/05/2019 (z)	510	510
Series B, Rev., VRDO, 2.00%, 07/01/2019 (z)	1,000	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Series C, Rev., VRDO, 1.94%, 07/05/2019 (z)	1,400	1,400
Series D, Rev., VRDO, 1.94%, 07/05/2019 (z)	300	300
Series E, Rev., VRDO, 2.00%, 07/01/2019 (z)	6,300	6,300
Series F, Rev., VRDO, 1.85%, 07/05/2019 (z)	275	275
Series K, Rev., VRDO, 2.00%, 07/01/2019 (z)	700	700

		12,785

Missouri — 0.5%
City of St Louis, Airport Revenue, Series B, Rev., AGM, AMT, 4.00%, 07/01/2020	1,500	1,536
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 1.92%, 07/01/2019 (z)	5,000	5,000

		6,536

Nevada — 0.4%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,348

New Hampshire — 1.3%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Series B, Rev., VRDO, 1.97%, 07/01/2019 (z)	6,000	6,000
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 1.97%, 07/01/2019 (z)	800	800
Series B, Rev., VRDO, 1.97%, 07/01/2019 (z)	9,710	9,710

		16,510

New Jersey — 0.7%
New Jersey Housing & Mortgage Finance Agency,
Series D, Rev., AMT, 4.00%, 04/01/2020	1,125	1,144
Series D, Rev., AMT, 4.00%, 10/01/2020	1,290	1,326
New Jersey Sports & Exposition Authority,
Series A, Rev., 5.00%, 09/01/2020	1,000	1,035
Series A, Rev., 5.00%, 09/01/2021	4,000	4,274
New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2019	500	504

		8,283

New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority, Gas Supply,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2020 (w)	2,600	2,682
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021 (w)	625	659

		3,341

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — 9.8%
City of New York,
Series 1, GO, 5.00%, 08/01/2019	5,000	5,015
Series G4, GO, VRDO, LOC: Citibank NA, 1.84%, 07/05/2019 (z)	1,000	1,000
Series G4, GO, VRDO, 1.95%, 07/05/2019 (z)	425	425
Series I3, GO, VRDO, LOC: Bank of America NA, 1.95%, 07/01/2019 (z)	750	750
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 1.84%, 07/05/2019 (z)	7,000	7,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 1.97%, 07/01/2019 (z)	7,400	7,400
Metropolitan Transportation Authority,
Series A1, Rev., VRDO, LOC: TD Bank NA, 1.92%, 07/01/2019 (z)	5,220	5,220
Series A2, Rev., BAN, 4.00%, 08/15/2019	5,000	5,014
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,192
Series D2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.75%, 07/01/2019 (z)	5,600	5,600
Series G2, Rev., VRDO, LOC: TD Bank NA, 1.89%, 07/05/2019 (z)	750	750
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 1.88%, 07/05/2019 (z)	13,640	13,640
New York City Housing Development Corp., Series C4, Rev., VRDO, 1.85%, 07/05/2019 (z)	7,000	7,000
New York City Housing Development Corp., Multi-Family Mortgage, New LLC, 245 East 124th Street, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.85%, 07/05/2019 (z)	8,200	8,200
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.85%, 07/05/2019 (z)	600	600
New York City Housing Development Corp., Multi-Family Mortgage, Bruckner by the Bridge LLC, Series A, Rev., VRDO, LIQ: FHLMC, 1.85%, 07/05/2019 (z)	4,700	4,700
New York City Municipal Water Finance Authority, Water & Sewer System, Series F-1A, Rev., VRDO, 1.90%, 07/05/2019 (z)	6,000	6,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB2, Rev., VRDO, 1.98%, 07/01/2019 (z)	3,500	3,500

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	31

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax, Series A4, Rev., VRDO, 1.92%, 07/01/2019 (z)	2,250	2,250
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series B5, Rev., VRDO, 1.96%, 07/01/2019 (z)	800	800
Series F5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.85%, 07/05/2019 (z)	7,285	7,285
New York City Transitional Finance Authority, New York City Recovery, Series 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.92%, 07/05/2019 (z)	375	375
New York City Trust for Cultural Resources, Metropolitan Museum of Art (The), Series A1, Rev., VRDO, 1.78%, 07/05/2019 (z)	525	525
New York State Dormitory Authority, City University of New York (The), Consolidated Fifth, Series C, Rev., VRDO, LOC: Bank of America NA, 1.81%, 07/05/2019 (z)	1,200	1,200
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., 5.00%, 10/01/2020	1,500	1,569
New York State Housing Finance Agency, Series L, Rev., VRDO, LOC: Bank of America NA, 1.75%, 07/05/2019 (z)	100	100
New York State Housing Finance Agency, Clinton Park Housing, Series A, Rev., VRDO, LIQ: FHLMC, 1.87%, 07/05/2019 (z)	200	200
New York State Housing Finance Agency, Housing Related, Taconic, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.95%, 07/05/2019 (z)	1,220	1,220
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	2,039
Onondaga County Trust for Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.70%, 07/05/2019 (z)	1,000	1,000
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,291
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 1.79%, 07/01/2019 (z)	1,100	1,100
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.94%, 07/01/2019 (z)	9,620	9,620
Series F, Rev., VRDO, LOC: Citibank NA, 1.79%, 07/01/2019 (z)	8,175	8,175

		124,755

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — 1.9%
City of Charlotte, Water & Sewer System Revenue, Series B, Rev., VRDO, 1.82%, 07/05/2019 (z)	12,800	12,800
City of Raleigh, Combined Enterprise System Revenue, Series B, Rev., VRDO, 2.00%, 07/05/2019 (z)	3,800	3,800
University of North Carolina, University Hospital at Chapel Hill,
Series A, Rev., VRDO, 1.91%, 07/05/2019 (z)	100	100
Series B, Rev., VRDO, 1.90%, 07/01/2019 (z)	2,900	2,900
Series C, Rev., VRDO, 1.87%, 07/05/2019 (z)	4,000	4,000

		23,600

Ohio — 4.2%
County of Franklin, Hospital Facilities, OhioHealth Corp. Obligated Group, Series C, Rev., VRDO, 1.95%, 07/05/2019 (z)	6,000	6,000
County of Franklin, Trinity Health Corp. Obligated Group, Series OH, Rev., 1.75%, 12/01/2046 (z)	8,700	8,703
County of Lucas, Promedica Healthcare Obligated Group, Series A, Rev., 5.00%, 11/15/2019	1,000	1,011
County of Montgomery, Premier Health Partners Obligated Group, Miami Valley Hospital, Series E, Rev., VRDO, LOC: Barclays Bank plc, 1.97%, 07/01/2019 (z)	700	700
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B1, Rev., VRDO, 1.85%, 07/01/2019 (z)	950	950
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B4, Rev., VRDO, 1.92%, 07/01/2019 (z)	6,650	6,650
Ohio State University (The),
Series B2, Rev., VRDO, 1.85%, 07/05/2019 (z)	6,725	6,725
Series B, Rev., VRDO, 1.85%, 07/05/2019 (z)	5,800	5,800
Series E, Rev., VRDO, 1.85%, 07/05/2019 (z)	3,500	3,500
State of Ohio, Infrastructure Improvement,
Series A, GO, VRDO, 2.00%, 07/05/2019 (z)	12,775	12,775
Series B, GO, 5.00%, 09/01/2019	530	533

		53,347

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — 0.0% (g)
Oregon Health & Science University, Series B3, Rev., VRDO, LOC: U.S. Bank NA, 1.92%, 07/01/2019 (z)	350	350

Pennsylvania — 1.5%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,768
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,266
Geisinger Authority, Geisinger Health System Obligated Group, Series A2, Rev., VRDO, 1.87%, 07/01/2019 (z)	800	800
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,221
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series A, Rev., 4.00%, 11/15/2020	1,000	1,035
Pennsylvania Economic Development Financing Authority, Waste Management Obligated Group Project, Series A, Rev., 2.15%, 11/01/2021	1,375	1,385
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 1.90%, 07/01/2019 (z)	2,650	2,650
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project,
Rev., 5.00%, 05/01/2020	500	515
Rev., 5.00%, 05/01/2021	750	797

		19,437

South Carolina — 0.1%
South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 1.93%, 07/01/2019 (z)	1,100	1,100

Tennessee — 0.6%
Tennessee Energy Acquisition Corp.,
Series A, Rev., 5.25%, 09/01/2019	5,875	5,907
Series A, Rev., 5.25%, 09/01/2021	2,040	2,182

		8,089

Texas — 3.5%
City of Arlington, Water & Wastewater System Revenue, Series A, Rev., 2.00%, 06/01/2021	400	405
City of Austin, Airport System, Rev., AMT, 5.00%, 11/15/2020	2,500	2,620
City of Garland, Texas, GO, 5.00%, 02/15/2021	1,700	1,800
Cypress-Fairbanks Texas Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,612

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project,, Rev., VRDO, 1.99%, 07/01/2019 (z)	4,000	4,000
Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, Rev., VRDO, 1.89%, 07/01/2019 (z)	5,500	5,500
North Texas Tollway Authority System, First Tier, Series A, Rev., 5.00%, 01/01/2021	1,000	1,054
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,119
Permanent University Fund—University of Texas System, Series A, Rev., VRDO, 1.85%, 07/05/2019 (z)	800	800
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2020	3,220	3,317
State of Texas, College Student Loan, Series B, GO, AMT, 5.00%, 08/01/2020	4,010	4,164
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2019	5,300	5,349
State of Texas, Veterans,
GO, VRDO, LIQ: FHLB, 2.05%, 07/05/2019 (z)	2,500	2,500
Series C, GO, VRDO, 2.06%, 07/05/2019 (z)	1,175	1,175
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources Obligated Group, Series B, Rev., VRDO, 2.06%, 07/05/2019 (z)	3,000	3,000
Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.25%, 12/15/2019	3,920	3,985

		44,400

Utah — 0.1%
County of Utah, IHC Health Services, Inc. Obligated Group, Series B, Rev., VRDO, 1.89%, 07/05/2019 (z)	1,150	1,150

Virginia — 3.8%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 1.95%, 07/01/2019 (z)	350	350
County of Chesterfield, Series B, GO, 5.00%, 01/01/2021	1,430	1,510
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 1.75%, 07/05/2019 (z)	4,325	4,325
Fairfax County Industrial Development Authority, Inova Health System Obligated Group Project, Series C, Rev., VRDO, 1.80%, 07/05/2019 (z)	10,300	10,300

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Loudoun County Economic Development Authority, Howard Hughes Medical Institute,
Series B, Rev., VRDO, 1.94%, 07/05/2019 (z)	2,630	2,630
Series C, Rev., VRDO, 1.94%, 07/05/2019 (z)	4,500	4,500
Series D, Rev., VRDO, 1.94%, 07/05/2019 (z)	200	200
Series F, Rev., VRDO, 1.95%, 07/05/2019 (z)	4,100	4,100
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 1.90%, 07/05/2019 (z)	10,500	10,500
Series B, Rev., VRDO, 1.95%, 07/05/2019 (z)	6,500	6,500
Virginia Port Authority, Port Facility Refunding,
Series B, Rev., AMT, 5.00%, 07/01/2020	1,730	1,787
Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,498

		48,200

Washington — 2.0%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.95%, 07/05/2019 (z)	6,000	6,000
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	491
King County School District No. 412 Shoreline, GO, SCH BD GTY, 5.00%, 12/01/2020	1,000	1,052
State of Washington, Series 2015-C, GO, 5.00%, 07/01/2019	1,100	1,100
State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 08/01/2020	4,730	4,919
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2019	3,870	3,882
Washington Health Care Facilities Authority, Providence Health & Service, Series C, Rev., VRDO, 1.93%, 07/05/2019 (z)	5,100	5,100
Washington State Housing Finance Commission, Interurban Senior Living Associates LP, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.85%, 07/05/2019 (z)	2,350	2,350

		24,894

Wisconsin — 0.4%
State of Wisconsin, Series B, GO, 5.00%, 05/01/2021	2,435	2,598
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Series B2, Rev., 4.00%, 11/15/2020	1,530	1,586

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Housing & Economic Development Authority, Series B, Rev., FNMA COLL, VRDO, 1.90%, 07/05/2019 (z)	1,000	1,000

		5,184

Wyoming — 0.4%
County of Lincoln, Exxon Capital Ventures, Inc., Rev., VRDO, 1.99%, 07/01/2019 (z)	5,000	5,000

Total Municipal Bonds (Cost $765,776)		767,312

U.S. Government Agency Security — 0.3%
FHLMC, 2.80%, 06/03/2024 (Cost $4,000)	4,000	4,005

U.S. Treasury Obligations — 3.3%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/2022	6,620	6,568
0.13%, 01/15/2023	10,518	10,458
0.38%, 07/15/2023	4,557	4,594
0.63%, 04/15/2023 (cc)	20,268	20,506

Total U.S. Treasury Obligations (Cost $41,342)		42,126

Short-Term Investments — 11.3%
Commercial Papers — 4.2%
Board Of Trustees Michigan State University, 1.48%, 07/02/2019 (n)	600	600
City of Dallas,
Series D1, 1.47%, 07/02/2019 (n)	4,000	4,000
Series D1, 1.83%, 07/02/2019 (n)	1,000	1,000
City of El Paso,
Series B, 1.47%, 07/23/2019 (n)	7,000	6,999
Series B, 1.65%, 07/08/2019 (n)	5,000	4,999
Series B, 1.77%, 07/08/2019 (n)	1,400	1,400
District of Columbia,
Series 18, 1.43%, 07/09/2019 (n)	5,000	4,999
Series 18, 1.83%, 07/30/2019 (n)	6,000	6,001
Ford Motor Credit Co. LLC, 3.43%, 01/21/2020 (e) (n)	1,900	1,866
Huntsville Health Care Authority, 1.88%, 07/02/2019 (n)	6,000	6,000
Massachusetts Health & Educational Facilities Authority, 1.75%, 10/10/2019 (n)	3,000	3,000
Montgomery County, 1.42%, 07/18/2019 (n)	3,000	3,000
Syngenta Wilmington, Inc., 3.30%, 07/08/2019 (e) (n)	3,700	3,697
University of Virginia Rector & Visitors, Series A, 1.64%, 08/06/2019 (n)	6,000	6,000

Total Commercial Papers		53,561

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Municipal Bonds — 4.8%
City of Phoenix, Civic Improvement Corp., Rev., AMT, 5.00%, 07/01/2019	525	525
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2020 (w)	6,500	6,747
County of Suffolk,
GO, TAN, 5.00%, 07/24/2019	7,000	7,014
Series I, GO, TAN, 5.00%, 09/26/2019	6,300	6,352
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2019	450	455
Metropolitan Transportation Authority, Series A, Rev., BAN, 4.00%, 02/03/2020	6,000	6,091
New Jersey Sports & Exposition Authority, Series A, Rev., 4.00%, 09/01/2019	1,100	1,104
New Mexico Municipal Energy Acquisition Authority, Gas Supply, Series A, Rev., LOC: Royal Bank of Canada, 4.00%, 05/01/2020 (w)	5,045	5,141
New York State Thruway Authority, Rev., RAN, 4.00%, 02/01/2020	5,000	5,026
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2020	1,010	1,028
State of Idaho, GO, TAN, 3.00%, 06/30/2020 (w)	7,000	7,119

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Municipal Bonds — continued
State of Texas, Rev., TRAN, 4.00%, 08/29/2019		13,800		13,853

Total Municipal Bonds				60,455

Time Deposits — 2.3%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/01/2019		25,518		25,518
BNP Paribas SA, (0.58%), 07/01/2019	EUR	185		211
Brown Brothers Harriman, 0.36%, 07/01/2019	GBP	—	(h)	—	(h)
0.81%, 07/02/2019	CAD	244		186
Citibank NA,
(0.58%), 07/01/2019	EUR	87		99
1.76%, 07/01/2019		2,893		2,893

Total Time Deposits				28,907

Total Short-Term Investments (Cost $142,872)				142,923

Total Investments — 101.9% (Cost — $1,288,072) *				1,292,382

Liabilities in Excess of Other Assets — (1.9)%				(24,670)

NET ASSETS — 100.0%				$1,267,712

Futures contracts outstanding as of June 30, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Canadian 10 Year Government Bond	44	09/2019	CAD	4,824	(22)

Canadian Bankers’ Acceptance	252	06/2020	CAD	46,780	501

Canadian Bankers’ Acceptance	159	09/2020	CAD	29,676	174

Canadian Bankers’ Acceptance	189	12/2020	CAD	35,446	45

U.S. Ultra Treasury 10 Year Note	33	09/2019	USD	4,462	96

					794

Short Contracts

3 Month Eurodollar	(876)	06/2020	USD	(215,037)	(415)

U.S. Treasury 2 Year Note	(95)	09/2019	USD	(20,374)	(68)

					(483)

Total unrealized appreciation (depreciation)					311

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	11,459	JPY	1,225,000	Morgan Stanley & Co.	07/22/2019	78
CAD	537	USD	398	Morgan Stanley & Co.	08/15/2019	12

Total unrealized appreciation						90

USD	2,502	CAD	3,335	Morgan Stanley & Co.	08/15/2019	(47)
USD	3,939	GBP	3,096	Morgan Stanley & Co.	08/15/2019	(1)

Total unrealized depreciation						(48)

Net unrealized appreciation (depreciation)						42

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2019:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
EURIBOR 3 Month	0.00% annually	Pay	01/30/2021	EUR	194,800	137	420	557
United States FEDEF Intraday	2.50% annually	Pay	03/01/2020	USD	198,900	118	762	880
United States FEDEF Intraday	2.34% annually	Pay	03/18/2020	USD	267,800	(3)	480	477
United States FEDEF Intraday	2.30% annually	Receive	03/01/2022	USD	147,400	28	(3,041)	(3,013)

Total						280	(1,379)	(1,099)

(a)	Value of floating rate index as of June 30, 2019 was as follows:

FLOATING RATE INDEX
EURIBOR 3 Month	(0.35%	)
FEDEF	2.40%

Sale-Buyback Transactions
COUNTERPARTY	BORROWING DATE	MATURITY DATE	BORROWING RATE	AMOUNT BORROWED	PAYABLE FOR SALE-BUYBACK TRANSACTIONS
Morgan Stanley & Co. LLC.	06/28/2019	07/01/2019	2.79%	(7,193)	(7,194)

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2019

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
COLL	— Collateral
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— Federal Fund Effective Rate (Continuous Series)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GO	— General Obligation
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
GTY	— Guaranty
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Note
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SCH BD	— School Bond
SOFR	— Secured Overnight Financing Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2019.

TAN	— Tax Anticipation Note
TBA	— To Be Announced
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2019.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(n)	— The rate shown is the effective yield as of June 30, 2019.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2019.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2019.
(cc)	— All or a portion of these U.S. Treasury Obligations were purchased in a sale-buyback transaction. The value of these securities total $7,182, which represents 0.6% of total net assets.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	37

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.9%

Basic Materials — 1.0%

Chemicals — 0.8%
Air Products & Chemicals, Inc.	71	15,972
Albemarle Corp.	24	1,660
Ashland Global Holdings, Inc.	7	540
Cabot Corp.	16	744
Celanese Corp., Class A	39	4,198
Eastman Chemical Co.	63	4,891
Ecolab, Inc.	43	8,534
HB Fuller Co.	1	54
International Flavors & Fragrances, Inc.	24	3,447
Linde plc, (United Kingdom)	137	27,504
NewMarket Corp.	1	419
PolyOne Corp.	15	457
PPG Industries, Inc.	61	7,066
RPM International, Inc.	35	2,129
Sensient Technologies Corp.	5	377
Sherwin-Williams Co. (The)	11	5,183
Valvoline, Inc.	36	706
Westlake Chemical Corp.	4	289

		84,170

Forest Products & Paper — 0.0% (g)
Domtar Corp.	36	1,591

Iron/Steel — 0.2%
Nucor Corp.	163	8,969
Reliance Steel & Aluminum Co.	23	2,170
Steel Dynamics, Inc.	103	3,105

		14,244

Mining — 0.0% (g)
Kaiser Aluminum Corp.	2	157
Royal Gold, Inc.	6	619

		776

Total Basic Materials		100,781

Communications — 18.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	208	4,693
Omnicom Group, Inc.	95	7,755

		12,448

Internet — 15.4%
Alphabet, Inc., Class A (a)	239	259,237
Alphabet, Inc., Class C (a)	245	264,866
Amazon.com, Inc. (a)	286	542,186
Booking Holdings, Inc. (a)	30	56,189
CDW Corp.	19	2,118
eBay, Inc.	567	22,404
Expedia Group, Inc.	95	12,674
Facebook, Inc., Class A (a)	1,921	370,744
Symantec Corp.	362	7,888
TripAdvisor, Inc. (a)	83	3,831
Twitter, Inc. (a)	584	20,376

		1,562,513

SECURITY DESCRIPTION	SHARES	VALUE($)

Media — 1.0%
Comcast Corp., Class A	1,298	54,870
FactSet Research Systems, Inc.	3	1,000
John Wiley & Sons, Inc., Class A	8	350
Meredith Corp.	17	927
Nexstar Media Group, Inc., Class A	7	739
Sinclair Broadcast Group, Inc., Class A	10	550
Walt Disney Co. (The)	315	43,994

		102,430

Telecommunications — 2.2%
Cisco Systems, Inc.	1,542	84,395
Corning, Inc.	274	9,120
Motorola Solutions, Inc.	29	4,864
Telephone & Data Systems, Inc.	15	462
Verizon Communications, Inc.	2,196	125,439

		224,280

Total Communications		1,901,671

Consumer Cyclical — 4.7%
Airlines — 0.2%
Alaska Air Group, Inc.	32	2,058
Delta Air Lines, Inc.	229	12,974
Southwest Airlines Co.	85	4,301

		19,333

Apparel — 0.3%
Carter’s, Inc.	9	854
Hanesbrands, Inc.	162	2,784
NIKE, Inc., Class B	209	17,542
VF Corp.	109	9,561

		30,741

Auto Manufacturers — 0.1%
PACCAR, Inc.	118	8,420

Auto Parts & Equipment — 0.1%
Autoliv, Inc., (Sweden)	39	2,734
BorgWarner, Inc.	39	1,656
Goodyear Tire & Rubber Co. (The)	153	2,343
Lear Corp.	23	3,170

		9,903

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	3	134
Fastenal Co.	201	6,549
IAA, Inc. (a)	35	1,354
KAR Auction Services, Inc.	35	873
Pool Corp.	4	794
WW Grainger, Inc.	12	3,228

		12,932

Entertainment — 0.0% (g)
Marriott Vacations Worldwide Corp.	5	514

Food Service — 0.0% (g)
Aramark	35	1,274

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Home Builders — 0.0% (g)
DR Horton, Inc.	53	2,274
Thor Industries, Inc.	13	787

		3,061

Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	4	288
Leggett & Platt, Inc.	61	2,355
Whirlpool Corp.	32	4,626

		7,269

Housewares — 0.0% (g)
Scotts Miracle-Gro Co. (The)	9	840
Toro Co. (The)	13	846

		1,686

Leisure Time — 0.1%
Brunswick Corp.	13	599
Harley-Davidson, Inc.	86	3,086
Polaris Industries, Inc.	17	1,512
Royal Caribbean Cruises Ltd.	56	6,772

		11,969

Lodging — 0.1%
Marriott International, Inc., Class A	53	7,444
Wyndham Destinations, Inc.	47	2,068
Wyndham Hotels & Resorts, Inc.	20	1,090

		10,602

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	6	286
HNI Corp.	9	315

		601

Retail — 3.5%
Best Buy Co., Inc.	97	6,787
Big Lots, Inc.	8	229
Brinker International, Inc.	9	344
Casey’s General Stores, Inc.	1	199
Cheesecake Factory, Inc. (The)	7	290
Children’s Place, Inc. (The)	1	88
Costco Wholesale Corp.	62	16,291
Cracker Barrel Old Country Store, Inc.	8	1,295
Darden Restaurants, Inc.	42	5,133
Dick’s Sporting Goods, Inc.	22	755
Domino’s Pizza, Inc.	4	998
Dunkin’ Brands Group, Inc.	16	1,271
Foot Locker, Inc.	51	2,157
Genuine Parts Co.	55	5,731
Home Depot, Inc. (The)	430	89,443
Kohl’s Corp.	124	5,889
Lithia Motors, Inc., Class A	1	116
Lowe’s Cos., Inc.	223	22,485
McDonald’s Corp.	247	51,250
MSC Industrial Direct Co., Inc., Class A	16	1,187
Nu Skin Enterprises, Inc., Class A	13	638

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
Penske Automotive Group, Inc.	9	413
Ross Stores, Inc.	48	4,769
Signet Jewelers Ltd.	41	728
Starbucks Corp.	304	25,485
Target Corp.	204	17,707
Texas Roadhouse, Inc., Class A	13	680
Tiffany & Co.	31	2,931
TJX Cos., Inc. (The)	300	15,881
Tractor Supply Co.	18	1,939
Walgreens Boots Alliance, Inc.	367	20,090
Walmart, Inc.	398	43,955
Wendy’s Co. (The)	31	604
Williams-Sonoma, Inc.	29	1,914
Yum! Brands, Inc.	64	7,071

		356,743

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	7	213

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	37	3,871

Total Consumer Cyclical		479,132

Consumer Non-cyclical — 30.0%
Agriculture — 0.1%
Archer-Daniels-Midland Co.	262	10,679
Bunge Ltd.	60	3,322

		14,001

Beverages — 1.6%
Brown-Forman Corp., Class A	15	848
Brown-Forman Corp., Class B	19	1,048
Coca-Cola Co. (The)	1,653	84,172
PepsiCo., Inc.	550	72,088

		158,156

Biotechnology — 4.6%
Alexion Pharmaceuticals, Inc. (a)	192	25,182
Alnylam Pharmaceuticals, Inc. (a)	82	5,970
Amgen, Inc.	823	151,585
Biogen, Inc. (a)	169	39,579
BioMarin Pharmaceutical, Inc. (a)	153	13,144
Celgene Corp. (a)	604	55,842
Exact Sciences Corp. (a)	108	12,771
Gilead Sciences, Inc.	1,097	74,137
Incyte Corp. (a)	157	13,299
Ionis Pharmaceuticals, Inc. (a)	113	7,270
Regeneron Pharmaceuticals, Inc. (a)	69	21,684
Seattle Genetics, Inc. (a)	97	6,692
Vertex Pharmaceuticals, Inc. (a)	220	40,334

		467,489

Commercial Services — 0.4%
ABM Industries, Inc.	13	516
Automatic Data Processing, Inc.	111	18,375

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	39

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Commercial Services — continued
Booz Allen Hamilton Holding Corp., Class A	21	1,377
Cintas Corp.	9	2,097
Healthcare Services Group, Inc.	11	332
ManpowerGroup, Inc.	19	1,827
MarketAxess Holdings, Inc.	2	712
Matthews International Corp., Class A	1	34
Moody’s Corp.	28	5,461
Robert Half International, Inc.	29	1,669
Rollins, Inc.	11	383
S&P Global, Inc.	43	9,748
Sabre Corp.	76	1,693
Service Corp. International	31	1,472

		45,696

Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	271	19,421
Estee Lauder Cos., Inc. (The), Class A	27	4,881
Procter & Gamble Co. (The)	947	103,824

		128,126

Food — 0.6%
Hershey Co. (The)	37	4,919
Hormel Foods Corp.	65	2,653
Ingredion, Inc.	23	1,887
JM Smucker Co. (The)	39	4,480
Kellogg Co.	128	6,870
Kroger Co. (The)	244	5,293
Lancaster Colony Corp.	2	242
McCormick & Co., Inc.	22	3,362
Mondelez International, Inc., Class A	370	19,961
Sysco Corp.	137	9,662
Tyson Foods, Inc., Class A	74	5,940

		65,269

Healthcare—Products — 1.1%
Abbott Laboratories	395	33,190
Baxter International, Inc.	61	5,030
Becton Dickinson & Co.	47	11,763
Danaher Corp.	44	6,218
DENTSPLY SIRONA, Inc.	13	744
Hill-Rom Holdings, Inc.	3	335
Medtronic plc, (Ireland)	391	38,058
Patterson Cos., Inc.	36	816
ResMed, Inc.	21	2,548
STERIS plc	8	1,231
Stryker Corp.	43	8,845
West Pharmaceutical Services, Inc.	2	213

		108,991

Healthcare—Services — 4.5%
Anthem, Inc.	303	85,495
Centene Corp. (a)	425	22,288
Encompass Health Corp.	17	1,109
Humana, Inc.	152	40,406

SECURITY DESCRIPTION	SHARES		VALUE($)

Healthcare—Services — continued
Quest Diagnostics, Inc.	35		3,572
UnitedHealth Group, Inc.	1,175		286,675
WellCare Health Plans, Inc. (a)	52		14,747

			454,292

Household Products/Wares — 0.3%
Avery Dennison Corp.	18		2,049
Church & Dwight Co., Inc.	34		2,478
Clorox Co. (The)	40		6,139
Kimberly-Clark Corp.	139		18,512
WD-40 Co.	—	(h)	19

			29,197

Pharmaceuticals — 15.5%
AbbVie, Inc.	2,360		171,620
Alkermes plc, (Ireland) (a)	134		3,026
Allergan plc	284		47,483
AmerisourceBergen Corp., Class A	35		3,007
Bristol-Myers Squibb Co.	2,264		102,662
Cardinal Health, Inc.	166		7,822
Eli Lilly & Co.	795		88,104
Johnson & Johnson	3,333		464,164
McKesson Corp.	27		3,693
Merck & Co., Inc.	3,299		276,583
Mylan NV (a)	475		9,043
Nektar Therapeutics, Class A (a)	161		5,717
Perrigo Co. plc, (Ireland)	139		6,624
Pfizer, Inc.	7,662		331,903
Zoetis, Inc., Class A	475		53,961

			1,575,412

Total Consumer Non-cyclical			3,046,629

Energy — 14.4%
Oil & Gas — 12.3%
Anadarko Petroleum Corp.	515		36,346
Apache Corp.	386		11,172
Cabot Oil & Gas Corp.	434		9,970
Chevron Corp.	2,992		372,362
Cimarex Energy Co.	104		6,176
Concho Resources, Inc.	206		21,233
ConocoPhillips	1,159		70,724
Devon Energy Corp.	426		12,148
Diamondback Energy, Inc.	159		17,304
EOG Resources, Inc.	595		55,462
Exxon Mobil Corp.	4,341		332,617
Helmerich & Payne, Inc.	113		5,730
Hess Corp.	261		16,623
HollyFrontier Corp.	161		7,459
Marathon Oil Corp.	839		11,923
Marathon Petroleum Corp.	1,093		61,061
Noble Energy, Inc.	490		10,984
Occidental Petroleum Corp.	767		38,584
Phillips 66	681		63,682
Pioneer Natural Resources Co.	173		26,584

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Oil & Gas — continued
Valero Energy Corp.	699	59,856

		1,248,000

Oil & Gas Services — 1.1%
Baker Hughes a GE Co., Class A	528	13,010
Halliburton Co.	897	20,388
National Oilwell Varco, Inc.	396	8,802
Schlumberger Ltd.	1,421	56,469
TechnipFMC plc, (United Kingdom)	432	11,208

		109,877

Pipelines — 1.0%
Kinder Morgan, Inc.	1,997	41,701
ONEOK, Inc.	423	29,137
Williams Cos., Inc. (The)	1,243	34,857

		105,695

Total Energy		1,463,572

Financial — 8.6%
Banks — 5.1%
Associated Banc-Corp.	179	3,775
Atlantic Union Bankshares Corp.	88	3,126
BancFirst Corp.	41	2,303
BancorpSouth Bank	107	3,122
Bank of America Corp.	2,710	78,583
Bank of New York Mellon Corp. (The)	355	15,694
Bank OZK	106	3,181
Banner Corp.	12	631
BB&T Corp.	386	18,972
BOK Financial Corp.	41	3,074
Cathay General Bancorp	101	3,635
Chemical Financial Corp.	90	3,690
Citizens Financial Group, Inc.	295	10,414
Columbia Banking System, Inc.	28	1,010
Comerica, Inc.	115	8,335
Commerce Bancshares, Inc.	62	3,670
Community Bank System, Inc.	17	1,094
Cullen/Frost Bankers, Inc.	50	4,665
CVB Financial Corp.	151	3,171
First Busey Corp.	97	2,559
First Financial Bankshares, Inc.	99	3,050
First Horizon National Corp.	320	4,776
First Interstate BancSystem, Inc., Class A	72	2,861
First Merchants Corp.	81	3,064
First Midwest Bancorp, Inc.	30	606
First Republic Bank	41	3,966
Glacier Bancorp, Inc.	30	1,217
Goldman Sachs Group, Inc. (The)	95	19,364
Home BancShares, Inc.	176	3,393
Hope Bancorp, Inc.	69	952
Huntington Bancshares, Inc.	762	10,531
Independent Bank Corp.	12	877
Independent Bank Group, Inc.	49	2,717
KeyCorp.	676	12,005

SECURITY DESCRIPTION	SHARES	VALUE($)

Banks — continued
LegacyTexas Financial Group, Inc.	71	2,907
Morgan Stanley	549	24,056
NBT Bancorp, Inc.	17	636
Northern Trust Corp.	97	8,708
PNC Financial Services Group, Inc. (The)	182	25,020
Prosperity Bancshares, Inc.	56	3,716
Regions Financial Corp.	696	10,402
S&T Bancorp, Inc.	11	410
ServisFirst Bancshares, Inc.	68	2,330
Simmons First National Corp., Class A	34	802
South State Corp.	41	3,033
State Street Corp.	195	10,921
SunTrust Banks, Inc.	225	14,160
Towne Bank	93	2,533
UMB Financial Corp.	46	3,038
United Community Banks, Inc.	3	91
US Bancorp	619	32,443
Webster Financial Corp.	91	4,367
Wells Fargo & Co.	2,287	108,235
WesBanco, Inc.	81	3,113
Westamerica Bancorporation	10	639
Wintrust Financial Corp.	41	3,031
Zions Bancorp NA	119	5,450

		514,124

Diversified Financial Services — 1.6%
Air Lease Corp., Class A	9	362
American Express Co.	138	17,045
Ameriprise Financial, Inc.	51	7,394
BlackRock, Inc., Class A	49	23,009
CME Group, Inc., Class A	81	15,788
Discover Financial Services	121	9,389
Eaton Vance Corp.	44	1,896
Evercore, Inc., Class A	10	894
Franklin Resources, Inc.	173	6,029
Intercontinental Exchange, Inc.	125	10,778
Mastercard, Inc., Class A	69	18,331
Nasdaq, Inc.	36	3,471
Raymond James Financial, Inc.	30	2,572
SEI Investments Co.	14	801
T Rowe Price Group, Inc.	102	11,166
TD Ameritrade Holding Corp.	101	5,066
Visa, Inc., Class A	152	26,351

		160,342

Insurance — 1.8%
Aflac, Inc.	243	13,314
Allstate Corp. (The)	111	11,320
American Equity Investment Life Holding Co.	13	350
American Financial Group, Inc.	15	1,541
Aon plc, (United Kingdom)	35	6,730
Argo Group International Holdings Ltd., (Bermuda)	2	148

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	41

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Arthur J Gallagher & Co.	44	3,889
Assurant, Inc.	20	2,135
Assured Guaranty Ltd., (Bermuda)	15	622
Axis Capital Holdings Ltd., (Bermuda)	25	1,498
Brown & Brown, Inc.	19	632
Chubb Ltd., (Switzerland)	137	20,231
Cincinnati Financial Corp.	52	5,347
CNO Financial Group, Inc.	30	506
Erie Indemnity Co., Class A	3	657
Everest Re Group Ltd., (Bermuda)	14	3,516
FBL Financial Group, Inc., Class A	8	480
Fidelity National Financial, Inc.	132	5,321
First American Financial Corp.	44	2,371
Hanover Insurance Group, Inc. (The)	7	923
Hartford Financial Services Group, Inc. (The)	147	8,191
Horace Mann Educators Corp.	5	209
Lincoln National Corp.	89	5,732
Marsh & McLennan Cos., Inc.	129	12,888
MetLife, Inc.	519	25,785
Old Republic International Corp.	161	3,603
Primerica, Inc.	3	383
Prudential Financial, Inc.	248	25,037
Reinsurance Group of America, Inc., Class A	14	2,159
RenaissanceRe Holdings Ltd., (Bermuda)	3	540
RLI Corp.	1	51
Selective Insurance Group, Inc.	3	209
Torchmark Corp.	19	1,692
Travelers Cos., Inc. (The)	88	13,206
Unum Group	112	3,771
WR Berkley Corp.	14	896

		185,883

Private Equity — 0.0% (g)
Kennedy-Wilson Holdings, Inc.	50	1,021

Real Estate — 0.0% (g)
Jones Lang LaSalle, Inc.	6	791

Savings & Loans — 0.1%
Investors Bancorp, Inc.	337	3,754
Northwest Bancshares, Inc.	55	972
Provident Financial Services, Inc.	59	1,425
Washington Federal, Inc.	92	3,226
WSFS Financial Corp.	34	1,425

		10,802

Total Financials		872,963

Industrial — 5.8%
Aerospace/Defense — 1.7%
Boeing Co. (The)	171	62,097
General Dynamics Corp.	86	15,685
Harris Corp.	21	3,992
Lockheed Martin Corp.	88	32,097

SECURITY DESCRIPTION	SHARES	VALUE($)

Aerospace/Defense — continued
Northrop Grumman Corp.	40	12,912
Raytheon Co.	80	13,987
United Technologies Corp.	272	35,439

		176,209

Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	25	1,439
Johnson Controls International plc	361	14,904
Lennox International, Inc.	3	880
Masco Corp.	47	1,843
MDU Resources Group, Inc.	68	1,742
Owens Corning	22	1,285
Simpson Manufacturing Co., Inc.	1	88
Vulcan Materials Co.	14	1,922

		24,103

Electrical Components & Equipments — 0.2%
Emerson Electric Co.	296	19,764
Hubbell, Inc., Class B	17	2,239
Littelfuse, Inc.	1	197

		22,200

Electronics — 0.5%
Allegion plc, (Ireland)	10	1,060
Amphenol Corp., Class A	35	3,351
Brady Corp., Class A	4	176
FLIR Systems, Inc.	17	914
Gentex Corp.	54	1,319
Honeywell International, Inc.	201	35,084
National Instruments Corp.	28	1,188
nVent Electric plc, (United Kingdom)	48	1,186
SYNNEX Corp.	5	483
TE Connectivity Ltd., (Switzerland)	93	8,874

		53,635

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	33	1,221
Republic Services, Inc., Class A	75	6,489
Tetra Tech, Inc.	1	65
Waste Management, Inc.	115	13,222

		20,997

Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	16	1,292
MSA Safety, Inc.	4	417
Regal Beloit Corp.	3	262
Snap-on, Inc.	15	2,546
Stanley Black & Decker, Inc.	37	5,328

		9,845

Machinery—Construction & Mining — 0.3%
BWX Technologies, Inc.	11	561
Caterpillar, Inc.	221	30,153
Oshkosh Corp.	8	652

		31,366

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Machinery—Diversified — 0.3%
AGCO Corp.	3	196
Altra Industrial Motion Corp.	6	208
Applied Industrial Technologies, Inc.	5	284
Cummins, Inc.	61	10,497
Dover Corp.	35	3,552
Graco, Inc.	21	1,052
IDEX Corp.	10	1,800
Nordson Corp.	4	620
Rockwell Automation, Inc.	40	6,513
Roper Technologies, Inc.	8	2,794
Wabtec Corp.	9	645
Xylem, Inc.	24	2,042

		30,203

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	14	697
Worthington Industries, Inc.	3	126

		823

Miscellaneous Manufacturers — 1.0%
3M Co.	271	46,907
AO Smith Corp.	29	1,371
AptarGroup, Inc.	7	849
Carlisle Cos., Inc.	6	868
Donaldson Co., Inc.	19	957
Eaton Corp. plc	236	19,641
Hillenbrand, Inc.	8	321
Illinois Tool Works, Inc.	120	18,091
Ingersoll-Rand plc	61	7,756
ITT, Inc.	5	331
Trinity Industries, Inc.	44	921

		98,013

Packaging & Containers — 0.2%
Amcor plc, (United Kingdom) (a)	169	1,938
Packaging Corp. of America	38	3,651
Silgan Holdings, Inc.	2	63
Sonoco Products Co.	29	1,884
WestRock Co.	171	6,223

		13,759

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	7	1,671

Transportation — 1.1%
CH Robinson Worldwide, Inc.	44	3,682
CSX Corp.	158	12,222
Expeditors International of Washington, Inc.	26	1,990
FedEx Corp.	56	9,148
JB Hunt Transport Services, Inc.	9	865
Kansas City Southern	14	1,742
Ryder System, Inc.	27	1,567
Union Pacific Corp.	216	36,475
United Parcel Service, Inc., Class B	375	38,711

		106,402

SECURITY DESCRIPTION	SHARES	VALUE($)

Trucking & Leasing — 0.0% (g)
GATX Corp.	7	557

Total Industrials		589,783

Technology — 14.7%
Computers — 1.7%
Accenture plc, (Ireland), Class A	141	25,977
Apple, Inc.	679	134,466
Fortinet, Inc. (a)	85	6,547
NetApp, Inc.	81	4,987

		171,977

Office/Business Equipment — 0.0% (g)
Xerox Corp.	67	2,360

Semiconductors — 1.6%
Analog Devices, Inc.	105	11,823
Broadcom, Inc.	206	59,431
KLA-Tencor Corp.	58	6,828
Lam Research Corp.	54	10,215
Maxim Integrated Products, Inc.	113	6,760
Microchip Technology, Inc.	52	4,474
MKS Instruments, Inc.	3	205
NVIDIA Corp.	35	5,816
Skyworks Solutions, Inc.	44	3,426
Texas Instruments, Inc.	377	43,221
Xilinx, Inc.	47	5,487

		157,686

Software — 11.4%
Activision Blizzard, Inc.	77	3,615
Adobe, Inc. (a)	286	84,323
ANSYS, Inc. (a)	49	10,082
Autodesk, Inc. (a)	129	20,982
Broadridge Financial Solutions, Inc.	26	3,262
Cadence Design Systems, Inc. (a)	165	11,671
Citrix Systems, Inc.	73	7,197
Fidelity National Information Services, Inc.	48	5,853
Intuit, Inc.	176	46,076
j2 Global, Inc.	8	737
Jack Henry & Associates, Inc.	9	1,199
Microsoft Corp.	5,504	737,263
MSCI, Inc., Class A	12	2,954
Oracle Corp.	2,073	118,118
Red Hat, Inc. (a)	104	19,574
salesforce.com, Inc. (a)	455	69,103
Synopsys, Inc. (a)	88	11,314

		1,153,323

Total Technology		1,485,346

Utilities — 2.0%
Electric — 1.8%
AES Corp.	293	4,914
ALLETE, Inc.	14	1,191
Alliant Energy Corp.	85	4,179

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	43

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Electric — continued
American Electric Power Co., Inc.	226	19,862
Avista Corp.	22	1,000
Black Hills Corp.	14	1,065
CenterPoint Energy, Inc.	256	7,336
CMS Energy Corp.	95	5,513
Consolidated Edison, Inc.	163	14,265
DTE Energy Co.	82	10,518
El Paso Electric Co.	6	363
Evergy, Inc.	103	6,174
Eversource Energy	123	9,287
IDACORP, Inc.	12	1,245
MGE Energy, Inc.	4	260
NextEra Energy, Inc.	170	34,803
NorthWestern Corp.	16	1,125
OGE Energy Corp.	81	3,447
Otter Tail Corp.	6	327
Pinnacle West Capital Corp.	42	3,971
PNM Resources, Inc.	17	841
Portland General Electric Co.	24	1,305
Public Service Enterprise Group, Inc.	225	13,213
Sempra Energy	109	14,929
WEC Energy Group, Inc.	117	9,781
Xcel Energy, Inc.	227	13,495

		184,409

Gas — 0.1%
Atmos Energy Corp.	28	2,987
National Fuel Gas Co.	29	1,549
New Jersey Resources Corp.	20	991
NiSource, Inc.	127	3,667
South Jersey Industries, Inc.	32	1,064
Southwest Gas Holdings, Inc.	13	1,176
Spire, Inc.	14	1,187
UGI Corp.	39	2,082

		14,703

SECURITY DESCRIPTION	SHARES	VALUE($)

Water — 0.1%
American States Water Co.	2	150
American Water Works Co., Inc.	38	4,445
Aqua America, Inc.	51	2,091
California Water Service Group	1	72

		6,758

Total Utilities		205,870

Total Common Stocks (Cost $9,823,046)		10,145,747

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.1%

Time Deposits — 0.1%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/01/2019	2,725	2,725
Barclays SA, 1.76%, 07/01/2019	3,824	3,824
Brown Brothers Harriman, 1.76%, 07/01/2019	1,510	1,510
Citibank NA, 1.76%, 07/01/2019	5,114	5,114

Total Short-Term Investments (Cost $13,173)		13,173

Total Investments — 100.0% (Cost — $9,836,219) *		10,158,920

Other Assets in Excess of Liabilities — 0.0% (g)		1,295

NET ASSETS — 100.0%		$10,160,215

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

E-mini Russell 2000 Index	2	09/2019	USD	153	4

NASDAQ 100 E-mini Index	12	09/2019	USD	1,831	16

S&P 500 E-mini Index	76	09/2019	USD	11,031	157

S&P MidCap 400 E-mini Index	1	09/2019	USD	193	2

Total unrealized appreciation (depreciation)					179

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2019

Summary of Investments by Industry, June 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	15.5%

Internet	15.4%

Oil & Gas	12.3%

Software	11.4%

Banks	5.1%

Biotechnology	4.6%

Healthcare — Services	4.5%

Retail	3.5%

Telecommunications	2.2%

Insurance	1.8%

Electric	1.8%

Aerospace/Defense	1.7%

Computers	1.7%

Diversified Financial Services	1.6%

Beverages	1.6%

Semiconductors	1.6%

Cosmetics/Personal Care	1.3%

Oil & Gas Services	1.1%

Healthcare — Products	1.1%

Transportation	1.1%

Pipelines	1.0%

Media	1.0%

Others (Each less than 1.0%)	7.0%

Short-Term Investments	0.1%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	45

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 0.2%
BHP Group plc	454	11,600
MMG Ltd. (a)	2,412	844

		12,444

Austria — 0.3%
ANDRITZ AG	16	589
Erste Group Bank AG	65	2,396
OMV AG	247	12,053
Raiffeisen Bank International AG	32	746
Verbund AG	15	766
voestalpine AG	25	771

		17,321

Belgium — 2.2%
Ageas	39	2,042
Anheuser-Busch InBev SA	1,027	90,902
Colruyt SA	12	716
Groupe Bruxelles Lambert SA	17	1,702
KBC Group NV	54	3,519
Proximus SADP	33	966
Solvay SA	16	1,653
Telenet Group Holding NV	10	563
UCB SA	117	9,741
Umicore SA	42	1,359

		113,163

Chile — 0.0% (g)
Antofagasta plc	85	1,000

China — 1.5%
3SBio, Inc. (a) (e)	1,271	2,181
51job, Inc., ADR (a)	24	1,845
Baozun, Inc., ADR (a)	39	1,950
BeiGene Ltd., ADR (a)	36	4,479
China Aoyuan Group Ltd.	1,226	1,724
China Conch Venture Holdings Ltd.	1,629	5,754
China Medical System Holdings Ltd.	1,363	1,252
China Oriental Group Co. Ltd.	1,142	668
China Zhongwang Holdings Ltd.	1,606	810
CIFI Holdings Group Co. Ltd.	2,718	1,791
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,274	753
Future Land Development Holdings Ltd.	1,782	2,346
GDS Holdings Ltd., ADR (a)	59	2,228
Genscript Biotech Corp. (a)	918	2,303
GOME Retail Holdings Ltd. (a)	10,194	1,097
Greentown Service Group Co. Ltd.	1,076	869
Haitian International Holdings Ltd.	631	1,309
HengTen Networks Group Ltd. (a)	22,932	547
Hua Hong Semiconductor Ltd. (e)	434	842
Huaneng Renewables Corp. Ltd., Class H (a)	4,718	1,299
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,074	1,165
Kaisa Group Holdings Ltd.	2,446	1,208
Kingdee International Software Group Co. Ltd.	2,303	2,495

SECURITY DESCRIPTION	SHARES	VALUE($)

China — continued
Kingsoft Corp. Ltd. (a)	840	1,819
KWG Group Holdings Ltd.	1,250	1,270
Li Ning Co. Ltd.	1,984	4,692
Luye Pharma Group Ltd. (e)	1,173	851
Noah Holdings Ltd., ADR (a)	31	1,317
Semiconductor Manufacturing International Corp. (a)	3,052	3,402
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,064	1,873
Shui On Land Ltd.	3,638	844
Sihuan Pharmaceutical Holdings Group Ltd.	3,696	834
Sino-Ocean Group Holding Ltd.	3,132	1,332
Sinotrans Ltd., Class H	2,042	743
Sinotruk Hong Kong Ltd.	689	1,194
SOHO China Ltd.	2,081	736
Tong Ren Tang Technologies Co. Ltd., Class H	575	685
Uni-President China Holdings Ltd.	1,331	1,483
Xinyi Solar Holdings Ltd.	3,012	1,488
Yangzijiang Shipbuilding Holdings Ltd.	2,515	2,850
Yihai International Holding Ltd. (a)	476	2,469
Yuzhou Properties Co. Ltd.	1,662	781
YY, Inc., ADR (a)	50	3,457
Zhaojin Mining Industry Co. Ltd., Class H	1,012	1,136
Zhongsheng Group Holdings Ltd.	582	1,621

		77,792

Denmark — 2.6%
AP Moller—Maersk A/S, Class A	1	941
AP Moller—Maersk A/S, Class B	1	1,747
Carlsberg A/S, Class B	144	19,152
Chr Hansen Holding A/S	23	2,132
Coloplast A/S, Class B	26	2,884
Danske Bank A/S	144	2,286
Demant A/S (a)	24	759
DSV A/S	38	3,777
Genmab A/S (a)	13	2,428
H Lundbeck A/S	65	2,563
ISS A/S	34	1,025
Novo Nordisk A/S, Class B	1,598	81,628
Novozymes A/S, Class B	47	2,192
Orsted A/S (e)	41	3,514
Pandora A/S	22	798
Tryg A/S	26	845
Vestas Wind Systems A/S	42	3,636

		132,307

Finland — 0.7%
Elisa OYJ	31	1,490
Fortum OYJ	95	2,108
Kone OYJ, Class B	73	4,298
Metso OYJ	23	889
Neste OYJ	91	3,089
Nokia OYJ	1,210	6,028

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Nokian Renkaat OYJ	27	833
Nordea Bank Abp	652	4,737
Orion OYJ, Class B	97	3,546
Sampo OYJ, Class A	95	4,494
Stora Enso OYJ, Class R	125	1,470
UPM-Kymmene OYJ	115	3,050
Wartsila OYJ Abp	95	1,384

		37,416

France — 14.0%
Accor SA	39	1,693
Aeroports de Paris	6	1,125
Air Liquide SA	92	12,899
Airbus SE	125	17,697
Alstom SA	34	1,557
Amundi SA (e)	13	907
Arkema SA	15	1,374
Atos SE	21	1,726
AXA SA	417	10,941
BioMerieux	9	737
BNP Paribas SA	242	11,451
Bollore SA	189	832
Bouygues SA	48	1,773
Bureau Veritas SA	62	1,523
Capgemini SE	34	4,244
Carrefour SA	127	2,454
Casino Guichard Perrachon SA	12	402
Cie de Saint-Gobain	106	4,125
Cie Generale des Etablissements Michelin SCA	37	4,639
CNP Assurances	37	837
Covivio	10	1,025
Credit Agricole SA	246	2,938
Danone SA	831	70,381
Dassault Aviation SA	1	773
Dassault Systemes SE	28	4,479
Edenred	51	2,623
Eiffage SA	17	1,664
Electricite de France SA	129	1,630
Engie SA	392	5,948
EssilorLuxottica SA	60	7,884
Eurazeo SE	9	601
Eutelsat Communications SA	37	700
Faurecia SA	16	756
Gecina SA	10	1,471
Getlink SE	94	1,514
Hermes International	7	4,903
ICADE	6	587
Iliad SA	6	639
Imerys SA	8	407
Ingenico Group SA	13	1,140
Ipsen SA	35	4,776
JCDecaux SA	16	484
Kering SA	16	9,604

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Klepierre SA	44	1,470
Legrand SA	57	4,189
L’Oreal SA	54	15,397
LVMH Moet Hennessy Louis Vuitton SE	60	25,359
Natixis SA	203	817
Orange SA	428	6,758
Pernod Ricard SA	286	52,724
Peugeot SA	126	3,109
Publicis Groupe SA	45	2,400
Remy Cointreau SA	30	4,390
Renault SA	41	2,595
Safran SA	70	10,282
Sanofi	1,042	90,079
Sartorius Stedim Biotech	6	937
Schneider Electric SE	118	10,687
SCOR SE	35	1,535
SEB SA	5	872
Societe BIC SA	5	414
Societe Generale SA	165	4,160
Sodexo SA	19	2,221
Suez	73	1,059
Teleperformance	12	2,486
Thales SA	23	2,827
TOTAL SA	3,992	223,927
Ubisoft Entertainment SA (a)	18	1,404
Unibail—Rodamco-Westfield	30	4,449
Valeo SA	52	1,680
Veolia Environnement SA	115	2,810
Vinci SA	109	11,152
Vivendi SA	196	5,389
Wendel SA	6	813
Worldline SA (a) (e)	18	1,282

		709,536

Germany — 5.9%
1&1 Drillisch AG	11	380
adidas AG	39	11,983
Allianz SE (Registered)	91	21,984
Axel Springer SE	10	735
BASF SE	197	14,349
Bayer AG (Registered)	866	60,053
Bayerische Motoren Werke AG	71	5,256
Beiersdorf AG	22	2,596
Brenntag AG	33	1,628
Carl Zeiss Meditec AG	9	853
Commerzbank AG	215	1,545
Continental AG	24	3,440
Covestro AG (e)	37	1,901
Daimler AG (Registered)	195	10,892
Delivery Hero SE (a) (e)	24	1,096
Deutsche Bank AG (Registered)	422	3,251
Deutsche Boerse AG	41	5,760
Deutsche Lufthansa AG (Registered)	51	875
Deutsche Post AG (Registered)	212	6,988

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	47

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Deutsche Telekom AG (Registered)	716	12,401
Deutsche Wohnen SE	77	2,809
E.ON SE	473	5,129
Evonik Industries AG	40	1,166
Fraport AG Frankfurt Airport Services Worldwide	9	769
Fresenius Medical Care AG & Co. KGaA	46	3,635
Fresenius SE & Co. KGaA	90	4,865
GEA Group AG	33	935
Hannover Rueck SE	13	2,094
HeidelbergCement AG	32	2,586
Henkel AG & Co. KGaA	22	2,051
HOCHTIEF AG	5	647
HUGO BOSS AG	14	907
Infineon Technologies AG	268	4,769
Innogy SE (e)	30	1,414
KION Group AG	14	882
Knorr-Bremse AG	10	1,157
LANXESS AG	19	1,109
Merck KGaA	120	12,533
METRO AG	39	707
MTU Aero Engines AG	11	2,663
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	32	8,050
Puma SE	18	1,188
RWE AG	117	2,898
SAP SE	211	28,934
Siemens AG (Registered)	164	19,559
Siemens Healthineers AG (e)	32	1,357
Symrise AG, Class A	28	2,661
Telefonica Deutschland Holding AG	192	535
thyssenkrupp AG	87	1,269
TUI AG	95	930
Uniper SE	43	1,310
United Internet AG (Registered)	26	870
Volkswagen AG	7	1,196
Vonovia SE	106	5,049
Wirecard AG	25	4,256
Zalando SE (a) (e)	27	1,192

		302,047

Hong Kong — 2.7%
Alibaba Pictures Group Ltd. (a)	14,010	3,013
ASM Pacific Technology Ltd.	309	3,164
Bank of East Asia Ltd. (The)	1,301	3,637
China Agri-Industries Holdings Ltd.	2,336	751
China Education Group Holdings Ltd.	630	986
China Everbright Ltd.	960	1,419
China First Capital Group Ltd. (a)	3,030	904
China Jinmao Holdings Group Ltd.	5,178	3,150
China Power International Development Ltd.	4,444	1,086
China Traditional Chinese Medicine Holdings Co. Ltd.	2,280	1,109

SECURITY DESCRIPTION	SHARES	VALUE($)

Hong Kong — continued
COSCO SHIPPING Ports Ltd.	1,724	1,701
Dairy Farm International Holdings Ltd.	345	2,464
Far East Horizon Ltd.	2,163	2,212
Hang Lung Properties Ltd.	2,019	4,803
HK Electric Investments & HK Electric Investments Ltd.	2,702	2,767
HKT Trust & HKT Ltd.	3,849	6,110
Hutchison China MediTech Ltd., ADR (a)	54	1,197
Hysan Development Co. Ltd.	631	3,260
Kerry Properties Ltd.	657	2,760
Kingboard Holdings Ltd.	659	1,835
Kingboard Laminates Holdings Ltd.	1,111	1,019
Lee & Man Paper Manufacturing Ltd.	1,377	963
Link REIT	2,114	26,014
Melco Resorts & Entertainment Ltd., ADR	210	4,559
New World Development Co. Ltd.	6,165	9,643
NWS Holdings Ltd.	1,573	3,235
PCCW Ltd.	4,311	2,488
Shanghai Industrial Holdings Ltd.	524	1,136
Shangri-La Asia Ltd.	1,284	1,617
Shenzhen International Holdings Ltd.	980	1,946
Shenzhen Investment Ltd.	3,226	1,191
Sino Land Co. Ltd.	3,070	5,149
SJM Holdings Ltd.	2,022	2,299
SSY Group Ltd.	1,500	1,356
Techtronic Industries Co. Ltd.	1,376	10,538
Towngas China Co. Ltd. (a)	990	713
Vitasoy International Holdings Ltd.	744	3,578
Wharf Holdings Ltd. (The)	1,230	3,260
Wheelock & Co. Ltd.	822	5,902
Yue Yuen Industrial Holdings Ltd.	733	2,009
Yuexiu Property Co. Ltd.	6,988	1,584

		138,527

India — 1.2%
Ambuja Cements Ltd.	596	1,837
Ashok Leyland Ltd.	1,171	1,482
Bharat Forge Ltd.	213	1,384
Container Corp. Of India Ltd.	210	1,724
Divi’s Laboratories Ltd.	79	1,834
Dr Reddy’s Laboratories Ltd.	116	4,315
Glenmark Pharmaceuticals Ltd.	144	921
Havells India Ltd.	248	2,815
Hindalco Industries Ltd.	1,162	3,487
ICICI Lombard General Insurance Co. Ltd. (e)	136	2,189
Indiabulls Housing Finance Ltd., ADR	283	2,487
InterGlobe Aviation Ltd. (e)	93	2,094
LIC Housing Finance Ltd.	304	2,461
Lupin Ltd.	223	2,433
Mahindra & Mahindra Financial Services Ltd.	305	1,705
Marico Ltd.	447	2,396
Page Industries Ltd.	5	1,646

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
India — continued
Petronet LNG Ltd.	604	2,153
Pidilite Industries Ltd.	123	2,160
Piramal Enterprises Ltd.	83	2,348
REC Ltd.	696	1,663
Shriram Transport Finance Co. Ltd.	149	2,325
Tata Power Co. Ltd. (The)	1,098	1,098
United Spirits Ltd. (a)	290	2,458
UPL Ltd.	357	4,864
Zee Entertainment Enterprises Ltd.	555	2,712

		58,991

Indonesia — 0.3%
Adaro Energy Tbk. PT	14,810	1,428
Bank Tabungan Negara Persero Tbk. PT	4,357	759
Barito Pacific Tbk. PT	5,512	1,253
Bukit Asam Tbk. PT	2,837	595
Bumi Serpong Damai Tbk. PT (a)	8,194	890
Indah Kiat Pulp & Paper Corp. Tbk. PT	2,704	1,797
Indofood Sukses Makmur Tbk. PT	4,424	2,200
Jasa Marga Persero Tbk. PT	2,256	913
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,437	1,280
Pakuwon Jati Tbk. PT	17,005	878
Semen Indonesia Persero Tbk. PT	2,983	2,443
Surya Citra Media Tbk. PT	6,477	739

		15,175

Ireland — 0.8%
AerCap Holdings NV (a)	28	1,477
AIB Group plc	175	715
Bank of Ireland Group plc	209	1,091
CRH plc	174	5,695
DCC plc	21	1,883
Flutter Entertainment plc	17	1,267
Kerry Group plc, Class A	214	25,560
Kingspan Group plc	33	1,788
Smurfit Kappa Group plc	48	1,468

		40,944

Isle of Man — 0.0% (g)
GVC Holdings plc	125	1,036

Italy — 2.6%
Assicurazioni Generali SpA	235	4,430
Atlantia SpA	106	2,775
Davide Campari-Milano SpA	782	7,658
Enel SpA	1,747	12,184
ENI SpA	4,271	71,019
Ferrari NV	26	4,253
FinecoBank Banca Fineco SpA	111	1,240
Intesa Sanpaolo SpA	3,196	6,843
Leonardo SpA	87	1,099
Mediobanca Banca di Credito Finanziario SpA	133	1,375
Moncler SpA	38	1,648
Pirelli & C SpA (e)	86	507

SECURITY DESCRIPTION	SHARES	VALUE($)

Italy — continued
Poste Italiane SpA (e)	112	1,182
Prysmian SpA	52	1,071
Recordati SpA	97	4,046
Snam SpA	502	2,496
Telecom Italia SpA (a)	1,959	1,070
Telecom Italia SpA	1,294	671
Terna Rete Elettrica Nazionale SpA	302	1,925
UniCredit SpA	431	5,306

		132,798

Luxembourg — 0.2%
ArcelorMittal	143	2,552
Aroundtown SA	170	1,400
Eurofins Scientific SE (a)	2	1,087
Millicom International Cellular SA, SDR	14	800
RTL Group SA	8	425
SES SA, Class A	78	1,223
Tenaris SA	101	1,330

		8,817

Macau — 0.1%
MGM China Holdings Ltd.	970	1,649
Wynn Macau Ltd.	1,557	3,485

		5,134

Malaysia — 0.5%
AirAsia Group Bhd.	1,681	1,110
Alliance Bank Malaysia Bhd.	1,046	952
AMMB Holdings Bhd.	1,767	1,809
British American Tobacco Malaysia Bhd.	150	1,043
Fraser & Neave Holdings Bhd.	161	1,347
Gamuda Bhd.	1,861	1,691
Genting Plantations Bhd.	277	670
Hartalega Holdings Bhd.	1,584	2,009
IJM Corp. Bhd.	2,879	1,671
Press Metal Aluminium Holdings Bhd.	1,439	1,532
QL Resources Bhd.	720	1,192
Sime Darby Bhd.	2,922	1,599
Sime Darby Property Bhd.	2,795	696
SP Setia Bhd. Group	1,800	941
Telekom Malaysia Bhd.	1,227	1,189
Top Glove Corp. Bhd.	1,619	1,924
Westports Holdings Bhd.	983	939
YTL Corp. Bhd.	2,956	801

		23,115

Mexico — 0.0% (g)
Fresnillo plc	47	525

Netherlands — 11.5%
ABN AMRO Bank NV, CVA, GDR (e)	91	1,944
Adyen NV (a) (e)	2	1,714
Aegon NV	383	1,900
Akzo Nobel NV	49	4,596
ASML Holding NV	91	19,022
EXOR NV	23	1,632

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	49

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Heineken Holding NV	156	16,289
Heineken NV	349	38,931
ING Groep NV	836	9,681
Koninklijke Ahold Delhaize NV	254	5,707
Koninklijke DSM NV	39	4,807
Koninklijke KPN NV	767	2,356
Koninklijke Philips NV	199	8,648
Koninklijke Vopak NV	20	936
NN Group NV	66	2,650
NXP Semiconductors NV	63	6,194
QIAGEN NV (a)	50	2,017
Randstad NV	26	1,404
Royal Dutch Shell plc, Class A	7,433	242,599
Royal Dutch Shell plc, Class B	6,289	206,057
Wolters Kluwer NV	60	4,370

		583,454

Norway — 1.4%
Aker BP ASA	23	669
DNB ASA	207	3,852
Equinor ASA	1,682	33,360
Gjensidige Forsikring ASA	43	866
Mowi ASA	592	13,862
Norsk Hydro ASA	289	1,034
Orkla ASA	1,031	9,150
Schibsted ASA, Class B	21	549
Telenor ASA	158	3,357
Yara International ASA	38	1,853

		68,552

Pakistan — 0.0% (g)
Habib Bank Ltd.	575	408
MCB Bank Ltd.	445	486

		894

Philippines — 0.3%
Alliance Global Group, Inc.	3,979	1,198
DMCI Holdings, Inc.	3,920	788
Globe Telecom, Inc.	33	1,472
GT Capital Holdings, Inc.	90	1,660
International Container Terminal Services, Inc.	1,011	2,890
Megaworld Corp. (a)	11,757	1,400
Metro Pacific Investments Corp.	13,993	1,311
Robinsons Land Corp.	2,136	1,098
Security Bank Corp.	225	747

		12,564

Portugal — 0.3%
EDP—Energias de Portugal SA	550	2,089
Galp Energia SGPS SA	842	12,943
Jeronimo Martins SGPS SA	54	872

		15,904

SECURITY DESCRIPTION	SHARES	VALUE($)

Russia — 0.0% (g)
Evraz plc	108	919

Singapore — 1.1%
Ascendas Real Estate Investment Trust	2,589	5,974
BOC Aviation Ltd. (e)	210	1,760
CapitaLand Commercial Trust	2,704	4,339
CapitaLand Mall Trust	2,665	5,183
City Developments Ltd.	473	3,316
ComfortDelGro Corp. Ltd.	2,245	4,415
Golden Agri-Resources Ltd.	6,944	1,491
Keppel Corp. Ltd.	1,478	7,285
SATS Ltd.	698	2,692
Sembcorp Industries Ltd.	1,035	1,845
Singapore Exchange Ltd.	795	4,656
Singapore Press Holdings Ltd.	520	937
Singapore Technologies Engineering Ltd.	1,600	4,901
Suntec Real Estate Investment Trust	1,963	2,815
UOL Group Ltd.	499	2,785
Venture Corp. Ltd.	287	3,459

		57,853

South Africa — 0.0% (g)
Investec plc	146	952

South Korea — 2.1%
BGF retail Co. Ltd.	8	1,398
BNK Financial Group, Inc.	276	1,792
Celltrion Pharm, Inc. (a)	15	624
Cheil Worldwide, Inc.	71	1,809
CJ CheilJedang Corp.	8	2,140
CJ Corp.	14	1,269
CJ ENM Co. Ltd.	11	1,676
CJ Logistics Corp. (a)	9	1,065
Daelim Industrial Co. Ltd.	28	2,799
Daewoo Engineering & Construction Co. Ltd. (a)	186	795
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	39	1,096
DB Insurance Co. Ltd.	50	2,545
Doosan Bobcat, Inc.	50	1,578
E-MART, Inc.	21	2,588
Fila Korea Ltd.	49	3,237
GS Engineering & Construction Corp.	61	2,134
GS Holdings Corp.	51	2,244
GS Retail Co. Ltd.	28	953
Hanmi Pharm Co. Ltd.	6	2,262
Hanmi Science Co. ltd	13	754
Hanon Systems	187	1,889
Hanwha Chemical Corp.	108	2,137
Hanwha Corp.	41	951
Hanwha Life Insurance Co. Ltd.	332	942
HDC Hyundai Development Co.-Engineering & Construction	26	989
Helixmith Co. Ltd. (a)	14	2,090
HLB, Inc. (a)	33	1,026

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hotel Shilla Co. Ltd.	31	2,646
Hyundai Department Store Co. Ltd.	14	1,026
Hyundai Engineering & Construction Co. Ltd.	79	3,655
Hyundai Heavy Industries Holdings Co. Ltd.	10	2,751
Hyundai Marine & Fire Insurance Co. Ltd.	63	1,552
KCC Corp.	6	1,398
Korea Aerospace Industries Ltd.	73	2,290
Korea Gas Corp.	28	1,031
Korea Investment Holdings Co. Ltd.	42	2,941
Korean Air Lines Co. Ltd.	49	1,219
Kumho Petrochemical Co. Ltd.	19	1,579
LG Innotek Co. Ltd.	14	1,367
Medy-Tox, Inc.	4	1,713
Meritz Securities Co. Ltd.	296	1,373
Mirae Asset Daewoo Co. Ltd.	399	2,832
NH Investment & Securities Co. Ltd.	141	1,770
OCI Co. Ltd.	19	1,546
Orange Life Insurance Ltd. (e)	33	918
Orion Corp.	24	1,899
Ottogi Corp.	1	786
Pan Ocean Co. Ltd. (a)	269	1,085
Pearl Abyss Corp. (a)	6	1,188
POSCO Chemical Co. Ltd.	24	1,112
Posco International Corp.	49	780
S-1 Corp.	17	1,453
Samsung Card Co. Ltd.	30	979
Samsung Engineering Co. Ltd. (a)	158	2,352
Samsung Heavy Industries Co. Ltd. (a)	440	3,116
Samsung Securities Co. Ltd.	62	2,118
Shinsegae, Inc.	8	1,968
SillaJen, Inc. (a)	60	2,591
Woongjin Coway Co. Ltd.	53	3,524
Yuhan Corp.	9	1,907

		105,247

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	54	2,163
Aena SME SA (e)	15	3,001
Amadeus IT Group SA	96	7,599
Banco Bilbao Vizcaya Argentaria SA	1,454	8,112
Banco de Sabadell SA	1,208	1,253
Banco Santander SA	3,514	16,284
Bankia SA	265	626
Bankinter SA	145	998
CaixaBank SA	771	2,210
Cellnex Telecom SA (a) (e)	42	1,543
Endesa SA	68	1,754
Ferrovial SA	110	2,808
Grifols SA	64	1,896
Iberdrola SA	1,273	12,670
Industria de Diseno Textil SA	239	7,184
Mapfre SA	231	677

SECURITY DESCRIPTION	SHARES		VALUE($)

Spain — continued
Naturgy Energy Group SA	71		1,959
Red Electrica Corp. SA	93		1,936
Repsol SA	2,366		37,132
Siemens Gamesa Renewable Energy SA	51		851
Telefonica SA	1,019		8,378

			121,034

Sweden — 1.6%
Alfa Laval AB	68		1,476
Assa Abloy AB, Class B	215		4,856
Atlas Copco AB, Class A	144		4,621
Atlas Copco AB, Class B	84		2,409
Boliden AB	59		1,505
Electrolux AB, Class B	48		1,242
Epiroc AB, Class A	142		1,475
Epiroc AB, Class B	84		831
Essity AB, Class B	130		4,007
Hennes & Mauritz AB, Class B	173		3,065
Hexagon AB, Class B	56		3,109
Husqvarna AB, Class B	90		840
ICA Gruppen AB	19		836
Industrivarden AB, Class C	36		796
Investor AB, Class B	98		4,704
Kinnevik AB, Class B	52		1,352
L E Lundbergforetagen AB, Class B	16		612
Lundin Petroleum AB	40		1,253
Sandvik AB	242		4,455
Securitas AB, Class B	67		1,180
Skandinaviska Enskilda Banken AB, Class A	350		3,236
Skanska AB, Class B	73		1,320
SKF AB, Class B	82		1,502
Svenska Handelsbanken AB, Class A	328		3,236
Swedbank AB, Class A	194		2,928
Swedish Match AB	238		10,050
Tele2 AB, Class B	107		1,566
Telefonaktiebolaget LM Ericsson, Class B	660		6,263
Telia Co. AB	604		2,680
Volvo AB, Class B	319		5,068

			82,473

Switzerland — 19.1%
ABB Ltd. (Registered)	396		7,934
Adecco Group AG (Registered)	34		2,042
Alcon, Inc. (a)	93		5,750
Baloise Holding AG (Registered)	10		1,856
Barry Callebaut AG (Registered)	3		5,931
Chocoladefabriken Lindt & Spruengli AG	1		10,561
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	11,143
Cie Financiere Richemont SA (Registered)	112		9,526
Clariant AG (Registered) (a)	43		870
Coca-Cola HBC AG (a)	271		10,224
Credit Suisse Group AG (Registered) (a)	549		6,570

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	51

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Dufry AG (Registered) (a)	9	784
EMS-Chemie Holding AG (Registered)	2	1,141
Geberit AG (Registered)	8	3,718
Givaudan SA (Registered)	2	5,601
Glencore plc (a)	2,389	8,269
Julius Baer Group Ltd. (a)	48	2,141
Kuehne + Nagel International AG (Registered)	12	1,723
LafargeHolcim Ltd. (Registered) (a)	104	5,098
Lonza Group AG (Registered) (a)	16	5,399
Nestle SA (Registered)	4,129	427,492
Novartis AG (Registered)	2,013	183,760
Pargesa Holding SA	8	639
Partners Group Holding AG	4	3,157
Roche Holding AG	652	183,415
Schindler Holding AG	9	1,949
Schindler Holding AG (Registered)	4	945
SGS SA (Registered)	1	2,924
Sika AG (Registered)	27	4,682
Sonova Holding AG (Registered)	12	2,714
STMicroelectronics NV	147	2,601
Straumann Holding AG (Registered)	2	1,959
Swatch Group AG (The)	6	1,804
Swatch Group AG (The) (Registered)	12	650
Swiss Life Holding AG (Registered)	7	3,644
Swiss Prime Site AG (Registered) (a)	16	1,424
Swiss Re AG	65	6,651
Swisscom AG (Registered)	6	2,794
Temenos AG (Registered) (a)	14	2,459
UBS Group AG (Registered) (a)	828	9,842
Vifor Pharma AG	42	6,106
Zurich Insurance Group AG	33	11,309

		969,201

Taiwan — 2.0%
Acer, Inc. (a)	2,883	1,792
Airtac International Group	122	1,371
Asia Cement Corp.	2,185	3,348
AU Optronics Corp.	8,829	2,645
Chailease Holding Co. Ltd.	1,164	4,824
Chicony Electronics Co. Ltd.	594	1,464
China Airlines Ltd.	2,641	836
China Life Insurance Co. Ltd.	2,654	2,125
Compal Electronics, Inc.	4,240	2,781
Eclat Textile Co. Ltd.	192	2,460
Eva Airways Corp.	2,452	1,179
Evergreen Marine Corp. Taiwan Ltd.	2,423	972
Feng TAY Enterprise Co. Ltd.	301	2,351
Formosa Taffeta Co. Ltd.	895	1,128
Foxconn Technology Co. Ltd.	948	1,928
Giant Manufacturing Co. Ltd.	302	2,368
Highwealth Construction Corp.	811	1,292
Hiwin Technologies Corp.	230	1,931
Innolux Corp.	8,492	2,008
Inventec Corp.	2,500	1,987

SECURITY DESCRIPTION	SHARES	VALUE($)

Taiwan — continued
Lite-On Technology Corp., ADR	2,147	3,147
Micro-Star International Co. Ltd.	672	1,911
Nien Made Enterprise Co. Ltd.	159	1,197
Novatek Microelectronics Corp.	580	3,237
Phison Electronics Corp.	146	1,332
Pou Chen Corp.	2,228	2,763
Powertech Technology, Inc.	739	1,811
Realtek Semiconductor Corp.	486	3,580
Ruentex Development Co. Ltd.	572	819
Ruentex Industries Ltd.	364	887
Shin Kong Financial Holding Co. Ltd.	10,520	3,197
SinoPac Financial Holdings Co. Ltd.	10,850	4,561
Standard Foods Corp.	416	813
Synnex Technology International Corp.	1,372	1,726
TaiMed Biologics, Inc. (a)	171	876
Taishin Financial Holding Co. Ltd.	9,537	4,394
Taiwan Business Bank	3,860	1,699
Taiwan Cement Corp.	4,623	6,853
Taiwan High Speed Rail Corp.	1,982	2,918
Tatung Co. Ltd. (a)	1,924	1,163
Vanguard International Semiconductor Corp.	891	1,876
Walsin Technology Corp.	324	1,721
Win Semiconductors Corp.	338	2,176
Winbond Electronics Corp.	2,911	1,427
Wistron Corp.	2,844	2,221
WPG Holdings Ltd.	1,525	1,982
Zhen Ding Technology Holding Ltd.	449	1,436

		102,513

Thailand — 0.6%
Bangkok Expressway & Metro PCL, NVDR	7,562	2,812
Banpu PCL, NVDR	4,365	2,137
BTS Group Holdings PCL, NVDR	6,465	2,529
Bumrungrad Hospital PCL, NVDR	456	2,513
Electricity Generating PCL, NVDR	292	3,092
Energy Absolute PCL, NVDR	1,682	3,058
Gulf Energy Development PCL, NVDR	538	2,157
IRPC PCL, NVDR	11,772	1,922
Land & Houses PCL, NVDR	8,414	3,047
Muangthai Capital PCL, NVDR	678	1,250
Ratch Group PCL, NVDR	762	1,659
Robinson PCL, NVDR	517	949
Thai Union Group PCL, NVDR	3,509	2,095
TMB Bank PCL, NVDR	10,855	694
Total Access Communication PCL, NVDR	735	1,270

		31,184

United Arab Emirates — 0.0% (g)
NMC Health plc	20	616

United Kingdom — 20.8%
3i Group plc	209	2,956
Admiral Group plc	41	1,137
Anglo American plc	226	6,465

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Ashtead Group plc	102	2,908
Associated British Foods plc	480	15,026
AstraZeneca plc	1,176	96,175
Auto Trader Group plc (e)	201	1,398
Aviva plc	838	4,440
BAE Systems plc	686	4,314
Barclays plc	3,680	6,999
Barratt Developments plc	218	1,585
Berkeley Group Holdings plc	26	1,247
BP plc	34,015	236,977
British American Tobacco plc	3,092	107,974
British Land Co. plc (The)	195	1,332
BT Group plc	1,811	4,529
Bunzl plc	72	1,906
Burberry Group plc	88	2,094
Centrica plc	1,223	1,364
CNH Industrial NV	218	2,240
Coca-Cola European Partners plc	320	18,055
Compass Group plc	341	8,165
Croda International plc	28	1,795
Diageo plc	3,260	140,304
Direct Line Insurance Group plc	295	1,245
easyJet plc	34	413
Experian plc	195	5,920
Ferguson plc	50	3,546
Fiat Chrysler Automobiles NV	233	3,235
G4S plc	333	882
GlaxoSmithKline plc	4,610	92,399
Halma plc	82	2,094
Hargreaves Lansdown plc	61	1,493
HSBC Holdings plc	4,306	35,940
Imperial Brands plc	1,290	30,267
Informa plc	269	2,851
InterContinental Hotels Group plc	37	2,430
Intertek Group plc	35	2,423
ITV plc	778	1,067
J Sainsbury plc	378	940
John Wood Group plc	146	843
Johnson Matthey plc	42	1,757
Kingfisher plc	453	1,235
Land Securities Group plc	151	1,602
Legal & General Group plc	1,280	4,386
Lloyds Banking Group plc	15,323	11,005
London Stock Exchange Group plc	67	4,689
Marks & Spencer Group plc	419	1,120
Meggitt plc	167	1,112
Melrose Industries plc	1,043	2,398
Merlin Entertainments plc (e)	154	878
Micro Focus International plc	74	1,935
Mondi plc	79	1,795
National Grid plc	732	7,788
Next plc	30	2,069
Ocado Group plc (a)	98	1,447
Pearson plc	168	1,746

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Persimmon plc	68	1,733
Prudential plc	557	12,157
Reckitt Benckiser Group plc	152	11,996
RELX plc	421	10,223
Rentokil Initial plc	397	2,005
Rio Tinto plc	245	15,152
Rolls-Royce Holdings plc (a)	366	3,914
Royal Bank of Scotland Group plc	1,035	2,887
RSA Insurance Group plc	221	1,616
Sage Group plc (The)	233	2,378
Schroders plc	27	1,036
Segro plc	233	2,162
Severn Trent plc	51	1,325
Smith & Nephew plc	188	4,080
Smiths Group plc	85	1,692
Spirax-Sarco Engineering plc	16	1,846
SSE plc	220	3,142
St James’s Place plc	114	1,588
Standard Chartered plc	604	5,480
Standard Life Aberdeen plc	535	2,002
Taylor Wimpey plc	704	1,413
Tesco plc	2,103	6,063
Unilever NV, CVA	313	19,018
Unilever plc	238	14,799
United Utilities Group plc	146	1,458
Vodafone Group plc	5,738	9,405
Weir Group plc (The)	56	1,097
Whitbread plc	39	2,280
Wm Morrison Supermarkets plc	509	1,302
WPP plc	271	3,413

		1,054,997

United States — 0.1%
Carnival plc	35	1,555
Nexteer Automotive Group Ltd.	871	1,084

		2,639

Total Common Stocks (Cost $4,910,163)		5,039,084

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	12	740
FUCHS PETROLUB SE	15	586
Henkel AG & Co. KGaA	38	3,743
Porsche Automobil Holding SE	33	2,130
Sartorius AG	8	1,566
Volkswagen AG	40	6,713

Total Preferred Stocks (Cost $14,468)		15,478

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	53

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF RIGHTS			VALUE($)
Rights — 0.0% (g)
South Korea — 0.0% (g)
Helixmith Co. Ltd., expiring 08/05/2019 (a) (bb)		1		27

Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/08/2019 (a)		108		170
Repsol SA, expiring 07/04/2019 (a)		1,758		975

				1,145

Total Rights (Cost $1,175)				1,172

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/01/2019		2,052		2,052
BNP Paribas SA, (0.58%), 07/01/2019	EUR	4,306		4,897
Brown Brothers Harriman,
(1.58%), 07/01/2019	CHF	1,182		1,211
(0.85%), 07/01/2019	DKK	210		32
(0.50%), 07/01/2019	SEK	775		83
0.36%, 07/01/2019	GBP	—	(h)	—	(h)
0.52%, 07/01/2019	NOK	371		44
0.60%, 07/01/2019	SGD	14		10
1.76%, 07/01/2019		15		15
2.10%, 07/02/2019	HKD	6,326		810

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
Citibank NA,
(0.58%), 07/01/2019	EUR	445	506
0.36%, 07/01/2019	GBP	6,191	7,862
1.76%, 07/01/2019		2,814	2,814

Total Short-Term Investments (Cost $20,336)			20,336

Total Investments — 99.8% (Cost — $4,946,142) *			5,076,070

Other Assets in Excess of Liabilities — 0.2%			9,945

NET ASSETS — 100.0%			$5,086,015

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

EURO STOXX 50 Index	116	09/2019	EUR	4,525	47

FTSE 100 Index	54	09/2019	GBP	5,025	29

MSCI Emerging Markets Index	59	09/2019	USD	3,042	65

Total unrealized appreciation (depreciation)					141

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2019

Summary of Investments by Industry, June 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	PERCENTAGE

Oil & Gas	21.4%

Pharmaceuticals	16.8%

Food	12.5%

Beverages	8.0%

Banks	3.9%

Agriculture	3.0%

Insurance	2.5%

Telecommunications	1.8%

Chemicals	1.6%

Real Estate	1.5%

Electric	1.5%

Diversified Financial Services	1.4%

Apparel	1.4%

Commercial Services	1.3%

Engineering & Construction	1.2%

REITS	1.2%

Software	1.1%

Cosmetics/Personal Care	1.1%

Semiconductors	1.1%

Mining	1.0%

Retail	1.0%

Other	13.3%

Short term	0.4%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(bb)	— Security has been valued using significant unobservable inputs.
*	— The cost of securities is substantially the same for federal income tax purposes.
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	55

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$957,343
Repurchase agreements, at value	192,000
Cash	16
Deposits at broker for futures contracts	687
Deposits at broker for centrally cleared swaps	1,051
Prepaid expenses	37
Receivables:
Investment securities sold	203
Investment securities sold — delayed delivery securities	1,959
Fund shares sold	765
Interest and dividends from non-affiliates	4,242
Variation margin on futures contracts	114
Variation margin on centrally cleared swaps (net upfront payments of $290)	363
Unrealized appreciation on forward foreign currency exchange contracts	81

Total Assets	1,158,861

LIABILITIES:
Payables:
Due to custodian	1
Sale-buyback transactions	32,341
Investment securities purchased	2,006
Investment securities purchased — delayed delivery securities	3,912
Fund shares redeemed	610
Unrealized depreciation on forward foreign currency exchange contracts	42
Accrued liabilities:
Investment advisory fees	88
Administration fees	25
Custodian and accounting fees	43
Trustees’ fees	22
Registration and filing fees	28
Offering costs	7
Other	83

Total Liabilities	39,208

Net Assets	$1,119,653

NET ASSETS:
Paid-in capital	$1,120,389
Total distributable earnings (loss)	(736)

Total Net Assets	$1,119,653

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	111,931
Net Asset Value, offering and redemption price per share (a):	$10.00
Cost of investments in non-affiliates	$953,426
Cost of repurchase agreements	192,000
Cost of foreign currency	(1)

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$1,292,382
Cash	4
Deposits at broker for futures contracts	743
Deposits at broker for centrally cleared swaps	1,035
Prepaid expenses	37
Receivables:
Investment securities sold	203
Investment securities sold — delayed delivery securities	4,949
Fund shares sold	756
Interest and dividends from non-affiliates	6,993
Variation margin on futures contracts	107
Variation margin on centrally cleared swaps (net upfront payments of $280)	399
Unrealized appreciation on forward foreign currency exchange contracts	90

Total Assets	1,307,698

LIABILITIES:
Payables:
Due to custodian	1
Sale-buyback transactions	7,194
Investment securities purchased	22,333
Investment securities purchased — delayed delivery securities	9,882
Fund shares redeemed	199
Unrealized depreciation on forward foreign currency exchange contracts	48
Accrued liabilities:
Investment advisory fees	90
Administration fees	23
Custodian and accounting fees	37
Trustees’ fees	23
Registration and filing fees	73
Offering costs	7
Other	76

Total Liabilities	39,986

Net Assets	$1,267,712

NET ASSETS:
Paid-in capital	$1,268,568
Total distributable earnings (loss)	(856)

Total Net Assets	$1,267,712

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	126,858
Net Asset Value, offering and redemption price per share (a):	$9.99
Cost of investments in non-affiliates	$1,288,072
Cost of foreign currency	(1)

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$10,158,920
Deposits at broker for futures contracts	672
Prepaid expenses	37
Receivables:
Investment securities sold	7,771
Fund shares sold	4,817
Interest and dividends from non-affiliates	7,378
Tax reclaims	—	(a)
Variation margin on futures contracts	64

Total Assets	10,179,659

LIABILITIES:
Payables:
Due to custodian	2,132
Investment securities purchased	9,066
Fund shares redeemed	7,201
Accrued liabilities:
Investment advisory fees	327
Administration fees	62
Custodian and accounting fees	170
Trustees’ fees	9
Registration and filing fees	336
Other	141

Total Liabilities	19,444

Net Assets	$10,160,215

NET ASSETS:
Paid-in capital	$9,755,499
Total distributable earnings (loss)	404,716

Total Net Assets	$10,160,215

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	978,117
Net Asset Value, offering and redemption price per share (b):	$10.39
Cost of investments in non-affiliates	$9,836,219

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$5,076,070
Foreign currency, at value	140
Deposits at broker for futures contracts	790
Prepaid expenses	35
Receivables:
Fund shares sold	2,059
Interest and dividends from non-affiliates	7,314
Tax reclaims	5,468
Variation margin on futures contracts	58

Total Assets	5,091,934

LIABILITIES:
Payables:
Due to custodian	375
Investment securities purchased	1,438
Fund shares redeemed	3,245
Accrued liabilities:
Investment advisory fees	173
Administration fees	37
Custodian and accounting fees	379
Trustees’ fees	5
Registration and filing fees	168
Offering costs	6
Other	93

Total Liabilities	5,919

Net Assets	$5,086,015

NET ASSETS:
Paid-in capital	$4,900,705
Total distributable earnings (loss)	185,310

Total Net Assets	$5,086,015

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	533,837
Net Asset Value, offering and redemption price per share (b):	$9.53
Cost of investments in non-affiliates	$4,946,142
Cost of foreign currency	$140

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	59

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16,735

Total investment income	16,735

EXPENSES:
Investment advisory fees	1,365
Administration fees	59
Custodian and accounting fees	103
Professional fees	73
Trustees’ fees	47
Printing and mailing costs	33
Registration and filing fees	61
Transfer agency fees	26
Recoupment of expense reimbursement	256
Offering costs	100
Interest expense	499
Other	7

Total expenses	2,629

Less advisory fees waived	(840)

Net expenses	1,789

Net investment income (loss)	14,946

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	567
Futures contracts	(1,831)
Securities sold short	(144)
Foreign currency transactions	42
Forward foreign currency exchange contracts	108
Swaps	(810)

Net realized gain (loss)	(2,068)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	5,522
Futures contracts	640
Foreign currency translations	(14)
Forward foreign currency exchange contracts	11
Swaps	(878)

Change in net unrealized appreciation (depreciation)	5,281

Net realized/unrealized gains (losses)	3,213

Change in net assets resulting from operations	$18,159

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,461

Total investment income	13,461

EXPENSES:
Investment advisory fees	1,475
Administration fees	57
Custodian and accounting fees	89
Professional fees	69
Trustees’ fees	50
Printing and mailing costs	35
Registration and filing fees	76
Transfer agency fees	26
Recoupment of expense reimbursement	261
Offering costs	100
Interest expense	403
Other	7

Total expenses	2,648

Less advisory fees waived	(961)

Net expenses	1,687

Net investment income (loss)	11,774

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	595
Futures contracts	(2,013)
Foreign currency transactions	47
Forward foreign currency exchange contracts	6
Swaps	(1,093)

Net realized gain (loss)	(2,458)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	4,517
Futures contracts	601
Foreign currency translations	(16)
Forward foreign currency exchange contracts	36
Swaps	(704)

Change in net unrealized appreciation (depreciation)	4,434

Net realized/unrealized gains (losses)	1,976

Change in net assets resulting from operations	$13,750

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	61

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$466
Dividend income from non-affiliates	80,514

Total investment income	80,980

EXPENSES:
Investment advisory fees	9,431
Administration fees	209
Custodian and accounting fees	345
Professional fees	238
Trustees’ fees	182
Printing and mailing costs	175
Registration and filing fees	264
Transfer agency fees	26
Offering costs	96
Interest expense	4
Other	31

Total expenses	11,001

Less advisory fees waived	(8,082)

Net expenses	2,919

Net investment income (loss)	78,061

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	40,567
Futures contracts	305

Net realized gain (loss)	40,872

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	707,075
Futures contracts	148

Change in net unrealized appreciation (depreciation)	707,223

Net realized/unrealized gains (losses)	748,095

Change in net assets resulting from operations	$826,156

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$193
Dividend income from non-affiliates	107,060
Foreign taxes withheld	(10,708)

Total investment income	96,545

EXPENSES:
Investment advisory fees	4,677
Administration fees	122
Custodian and accounting fees	840
Professional fees	141
Trustees’ fees	91
Printing and mailing costs	86
Registration and filing fees	137
Transfer agency fees	26
Offering costs	95
Interest expense	9
Other	17

Total expenses	6,241

Less advisory fees waived	(3,851)

Net expenses	2,390

Net investment income (loss)	94,155

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	3,531
Futures contracts	2,063
Foreign currency transactions	(474)
Forward foreign currency exchange contracts	(329)

Net realized gain (loss)	4,791

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	302,478
Futures contracts	79
Foreign currency translations	101

Change in net unrealized appreciation (depreciation)	302,658

Net realized/unrealized gains (losses)	307,449

Change in net assets resulting from operations	$401,604

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,946	$4,983
Net realized gain (loss)	(2,068)	(1,172)
Change in net unrealized appreciation (depreciation)	5,281	(2,504)

Change in net assets resulting from operations	18,159	1,307

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(15,167)	(5,035)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	33,811	1,086,578

NET ASSETS:
Change in net assets	36,803	1,082,850
Beginning of period	1,082,850	—

End of period	$1,119,653	$1,082,850

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$101,365	$1,156,695
Distributions reinvested	15,167	5,035
Cost of shares redeemed	(82,721)	(75,152)

Total change in net assets resulting from capital transactions	$33,811	$1,086,578

SHARE TRANSACTIONS:
Issued	10,130	115,561
Reinvested	1,517	504
Redeemed	(8,268)	(7,513)

Change in Shares	3,379	108,552

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2019

	Six Circles Tax Aware Ultra Short Duration Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,774	$3,686
Net realized gain (loss)	(2,458)	(1,154)
Change in net unrealized appreciation (depreciation)	4,434	(1,163)

Change in net assets resulting from operations	13,750	1,369

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(12,165)	(3,810)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	168,123	1,100,445

NET ASSETS:
Change in net assets	169,708	1,098,004
Beginning of period	1,098,004	—

End of period	$1,267,712	$1,098,004

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$240,580	$1,164,544
Distributions reinvested	12,165	3,810
Cost of shares redeemed	(84,622)	(67,909)

Total change in net assets resulting from capital transactions	$168,123	$1,100,445

SHARE TRANSACTIONS:
Issued	24,062	116,455
Reinvested	1,217	381
Redeemed	(8,464)	(6,793)

Change in Shares	16,815	110,043

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles U.S. Unconstrained Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$78,061	$19,261
Net realized gain (loss)	40,872	(36,513)
Change in net unrealized appreciation (depreciation)	707,223	(384,343)

Change in net assets resulting from operations	826,156	(401,595)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(19,845)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,354,601	5,400,898

NET ASSETS:
Change in net assets	5,180,757	4,979,458
Beginning of period	4,979,458	—

End of period	$10,160,215	$4,979,458

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,777,855	$5,520,423
Distributions reinvested	—	19,845
Cost of shares redeemed	(423,254)	(139,370)

Total change in net assets resulting from capital transactions	$4,354,601	$5,400,898

SHARE TRANSACTIONS:
Issued	469,998	562,971
Reinvested	—	2,208
Redeemed	(42,191)	(14,869)

Change in Shares	427,807	550,310

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2019

	Six Circles International Unconstrained Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$94,155	$7,543
Net realized gain (loss)	4,791	(46,435)
Change in net unrealized appreciation (depreciation)	302,658	(172,436)

Change in net assets resulting from operations	401,604	(211,328)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(4,966)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,179,903	2,720,802

NET ASSETS:
Change in net assets	2,581,507	2,504,508
Beginning of period	2,504,508	—

End of period	$5,086,015	$2,504,508

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,399,903	$2,786,528
Distributions reinvested	—	4,966
Cost of shares redeemed	(220,000)	(70,692)

Total change in net assets resulting from capital transactions	$2,179,903	$2,720,802

SHARE TRANSACTIONS:
Issued	255,903	309,559
Reinvested	—	602
Redeemed	(23,960)	(8,267)

Change in Shares	231,943	301,894

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (Unaudited)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2019 (Unaudited)	$9.98	$0.14	$0.02	$0.16	$(0.14)	$—	$(0.14)
Period Ended December 31, 2018*	10.00	0.11	(0.04)	0.07	(0.09)	—	(0.09)

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which is less than 0.005% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.00	1.59%	$1,119,653	0.32%		0.23%	2.75%	0.47%	24.35%
9.98	0.74	1,082,850	0.23	(e)	0.23	2.46	0.63	24.56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (Unaudited)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Six Months Ended June 30, 2019 (Unaudited)	$9.98	$0.10	$0.01	$0.11	$(0.10)	$—	$(0.10)
Period Ended December 31, 2018*	10.00	0.08	(0.03)	0.05	(0.07)	—	(0.07)

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which is less than 0.005% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.99	1.11%	$1,267,712	0.28%		0.21%	2.00%	0.44%	26.13%
9.98	0.48	1,098,004	0.22	(e)	0.22	1.90	0.64	33.02

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (Unaudited)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2019 (Unaudited)	$9.05	$0.10	$1.24	$1.34	$—	$—		$—
Period Ended December 31, 2018*	10.00	0.10	(1.01)	(0.91)	(0.04)	—	(f)	(0.04)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.39	14.81%	$10,160,215	0.08%	2.07%	0.29%	29.09%
9.05	(9.13)	4,979,458	0.14	2.27	0.42	15.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (Unaudited)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2019 (Unaudited)	$8.30	$0.23	$1.00	$1.23	$—	$—	$—
Period Ended December 31, 2018*	10.00	0.07	(1.75)	(1.68)	(0.02)	—	(0.02)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.006% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.53	14.82%	$5,086,015	0.13%		5.04%	0.33%	80.79%
8.30	(16.83)	2,504,508	0.21	(f)	1.84	0.55	76.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	75

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended September 21, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund are four separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on July 9, 2018.

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

76	SIX CIRCLES TRUST	JUNE 30, 2019

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$117,078	$—	$117,078
Certificates of Deposit
Financial	—	6,015	—	6,015
Collateralized Mortgage Obligations	—	13,202	—	13,202
Commercial Mortgage-Backed Securities	—	42,915	—	42,915
Corporate Bonds
Basic Materials	—	10,670	—	10,670
Communications	—	24,262	—	24,262
Consumer Cyclical	—	62,977	—	62,977
Consumer Non-cyclical	—	86,884	—	86,884
Diversified	—	1,696	—	1,696
Energy	—	28,731	—	28,731
Financial	—	186,633	—	186,633
Industrial	—	42,028	—	42,028
Technology	—	31,082	—	31,082
Utilities	—	18,657	—	18,657

Total Corporate Bonds	—	493,620	—	493,620

Foreign Government Securities	—	22,932	—	22,932
Mortgage-Backed Securities	—	30,436	—	30,436
U.S. Government Agency Security	—	4,004	—	4,004
U.S. Treasury Obligations	—	79,055	—	79,055

JUNE 30, 2019	SIX CIRCLES TRUST	77

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Certificates of Deposit	$—	$37,765	$—	$37,765
Commercial Papers	—	93,823	—	93,823
Corporate Notes	—	6,019	—	6,019
Repurchase Agreements	—	192,000	—	192,000
Time Deposits	—	10,479	—	10,479

Total Short-Term Investments	—	340,086	—	340,086

Total Investments in Securities	$—	$1,149,343	$—	$1,149,343

Appreciation in Other Financial Instruments
Future contracts	$869	$—	$—	$869
Centrally Cleared Interest Rate Swap contracts	—	1,545	—	1,545
Forward Foreign Currency Exchange contracts	—	81	—	81

Total Appreciation in Other Financial Instruments	$869	$1,626	$—	$2,495

Depreciation in Other Financial Instruments
Future contracts	$(474)	$—	$—	$(474)
Centrally Cleared Interest Rate Swap contracts	—	(3,108)	—	(3,108)
Forward Foreign Currency Exchange contracts	—	(42)	—	(42)

Total Depreciation in Other Financial Instruments	$(474)	$(3,150)	$—	$(3,624)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$40,649	$—	$40,649
Collateralized Mortgage Obligations	—	13,697	—	13,697
Commercial Mortgage-Backed Securities	—	12,292	—	12,292
Corporate Bonds
Basic Materials	—	411	—	411
Communications	—	14,955	—	14,955
Consumer Cyclical	—	35,306	—	35,306
Consumer Non-cyclical	—	36,175	—	36,175
Diversified	—	1,696	—	1,696
Energy	—	9,136	—	9,136
Financial	—	81,028	—	81,028
Industrial	—	9,312	—	9,312
Technology	—	13,362	—	13,362
Utilities	—	9,763	—	9,763

Total Corporate Bonds	—	211,144	—	211,144

Foreign Government Securities	—	24,608	—	24,608
Mortgage-Backed Securities	—	33,626	—	33,626
Municipal Bonds	—	767,312	—	767,312
U.S. Government Agency Security	—	4,005	—	4,005
U.S. Treasury Obligations	—	42,126	—	42,126
Short-Term Investments
Commercial Papers	—	53,561	—	53,561
Municipal Bonds	—	60,455	—	60,455
Time Deposits	—	28,907	—	28,907

Total Short-Term Investments	—	142,923	—	142,923

Total Investments in Securities	$—	$1,292,382	$—	$1,292,382

78	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$816	$—	$—	$816
Centrally Cleared Interest Rate Swap contracts	—	1,662	—	1,662
Forward Foreign Currency Exchange contracts	—	90	—	90

Total Appreciation in Other Financial Instruments	$816	$1,752	$—	$2,568

Depreciation in Other Financial Instruments
Futures contracts	$(505)	$—	$—	$(505)
Centrally Cleared Interest Rate Swap contracts	—	(3,041)	—	(3,041)
Forward Foreign Currency Exchange contracts	—	(48)	—	(48)

Total Depreciation in Other Financial Instruments	$(505)	$(3,089)	$—	$(3,594)

Six Circles U.S. Unconstrained Equity Fund

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$100,781	$—	$—	$100,781
Communications	1,901,671	—	—	1,901,671
Consumer Cyclical	479,132	—	—	479,132
Consumer Non-cyclical	3,046,629	—	—	3,046,629
Energy	1,463,572	—	—	1,463,572
Financial	872,963	—	—	872,963
Industrial	589,783	—	—	589,783
Technology	1,485,346	—	—	1,485,346
Utilities	205,870	—	—	205,870

Total Common Stocks	10,145,747	—	—	10,145,747

Short-Term Investments Time Deposits	—	13,173	—	13,173

Total Investments in Securities	$10,145,747	$13,173	$—	$10,158,920

Appreciation in Other Financial Instruments Futures contracts	$179	$—	$—	$179

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,444	$—	$12,444
Austria	—	17,321	—	17,321
Belgium	—	113,163	—	113,163
Chile	—	1,000	—	1,000
China	15,276	62,516	—	77,792
Denmark	3,226	129,081	—	132,307
Finland	1,490	35,926	—	37,416
France	26,012	683,524	—	709,536
Germany	5,029	297,018	—	302,047
Hong Kong	16,845	121,682	—	138,527
India	4,622	54,369	—	58,991
Indonesia	—	15,175	—	15,175

JUNE 30, 2019	SIX CIRCLES TRUST	79

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$30,807	$10,137	$—	$40,944
Isle of Man	—	1,036	—	1,036
Italy	—	132,798	—	132,798
Luxembourg	1,223	7,594	—	8,817
Macau	—	5,134	—	5,134
Malaysia	—	23,115	—	23,115
Mexico	—	525	—	525
Netherlands	6,194	577,260	—	583,454
Norway	549	68,003	—	68,552
Pakistan	894	—	—	894
Philippines	8,395	4,169	—	12,564
Portugal	—	15,904	—	15,904
Russia	—	919	—	919
Singapore	—	57,853	—	57,853
South Africa	—	952	—	952
South Korea	11,708	93,539	—	105,247
Spain	—	121,034	—	121,034
Sweden	836	81,637	—	82,473
Switzerland	27,454	941,747	—	969,201
Taiwan	—	102,513	—	102,513
Thailand	—	31,184	—	31,184
United Arab Emirates	—	616	—	616
United Kingdom	18,055	1,036,942		1,054,997
United States	—	2,639	—	2,639

Total Common Stocks	178,615	4,860,469	—	5,039,084

Preferred Stocks
Germany	—	15,478	—	15,478

Rights
South Korea	—	—	27	27
Spain	1,145	—	—	1,145

Total Rights	1,145	—	27	1,172

Short-Term Investments
Time Deposits	—	20,336	—	20,336

Total Investments in Securities	$179,760	$4,896,283	$27	$5,076,070

Appreciation in Other Financial Instruments
Futures contracts	$141	$—	$—	$141

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

80	SIX CIRCLES TRUST	JUNE 30, 2019

D. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used interest rate futures and index futures to manage interest rate risks associated with portfolio investments and/or to gain or reduce exposure to fluctuations of a particular sector, country or region as well as to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JUNE 30, 2019	SIX CIRCLES TRUST	81

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions witha counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

Interest Rate Swaps

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(4) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$869	$—	$1,743	$2,612
Foreign exchange contracts	Receivables	—	81	—	81

Total		$869	$81	$1,743	$2,693

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(474)	$—	$(3,016)	$(3,490)
Foreign exchange contracts	Payables	—	(42)	—	(42)

Total		$(474)	$(42)	$(3,016)	$(3,532)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

82	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$816	$—	$1,914	$2,730
Foreign exchange contracts	Receivables	—	90	—	90

Total		$816	$90	$1,914	$2,820

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(505)	$—	$(3,013)	$(3,518)
Foreign exchange contracts	Payables	—	(48)	—	(48)

Total		$(505)	$(48)	$(3,013)	$(3,566)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$179

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$141

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2019 (amounts in thousands):

Six Circles Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Morgan Stanley & Co.	$81	$(42)	$—	$39

JUNE 30, 2019	SIX CIRCLES TRUST	83

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Morgan Stanley & Co.	$42	$(42)	$—	$-

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Tax Aware Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Morgan Stanley & Co.	$90	$(48)	$—	$42

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Morgan Stanley & Co.	$48	$(48)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended June 30, 2019, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,831)	$—	$(810)	$(2,641)
Foreign exchange contracts	—	108	—	108

Total	$(1,831)	$108	$(810)	$(2,533)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$640	$—	$(878)	$(238)
Foreign exchange contracts	—	11	—	11

Total	$640	$11	$(878)	$(227)

84	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2,013)	$—	$(1,093)	$(3,106)
Foreign exchange contracts	—	6	—	6

Total	$(2,013)	$6	$(1,093)	$(3,100)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$601	$—	$(704)	$(103)
Foreign exchange contracts	—	36	—	36

Total	$601	$36	$(704)	$(67)

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$305

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$148

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$2,063	$—	$2,063
Foreign exchange contracts	—	(329)	(329)

Total	$2,063	$(329)	$1,734

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$79	$—	$79

JUNE 30, 2019	SIX CIRCLES TRUST	85

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended June 30, 2019 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund
Futures Contracts:
Average Notional Amount Long	$246,352		$255,695		$10,591	$19,394
Average Notional Amount Short	258,344		261,603		—	2,152	(a)
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	357	(b)	398	(a)	—	—
Average Principal Amount Sold	5,348		3,469		—	—
Swap contracts:
Average Notional Amount	648,097		676,668		—	—

(a)	Positions were held for one month during the period.
(b)	Positions were held for 3 months during the period.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

G. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of

86	SIX CIRCLES TRUST	JUNE 30, 2019

the dividend. Tax Aware Ultra Short Duration Fund and Ultra Short Duration Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

H. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

I. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2019, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

J. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short- term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

L. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income

JUNE 30, 2019	SIX CIRCLES TRUST	87

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

Six Circles Ultra Short Duration Fund had an average amount of borrowings outstanding during the period ended June 30, 2019 of $37,985,677 at a weighted average interest rate of 2.623%. Six Circles Tax Aware Short Duration Fund had an average amount of borrowings outstanding during the period ended June 30, 2019 of $30,583,699 at a weighted average interest rate of 2.618%.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser receives a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), BNY Mellon Asset Management North America Corporation, (now known as Mellon Investments Corporation) (“Mellon”), Goldman Sachs Asset Management, L.P. (“Goldman”) and Pacific Investment Management Company LLC (“PIMCO”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

As of June 30, 2019, the allocation of assets to each Sub-Adviser for the Funds was as follows:

Sub—Adviser	Six Circles Ultra Short Duration Fund %	Six Circles Tax Aware Ultra Short Duration Fund %	Six Circles U.S. Unconstrained Equity Fund %	Six Circles International Unconstrained Equity Fund %
BlackRock	30	—	100	100
PIMCO	30	30	—	—
Goldman Sachs	40	40	—	—
Mellon	—	30	—	—

On October 5, 2018, the Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. As of June 30, 2019, the Funds have not allocated assets to Russell.

During the period, the Adviser agreed to increase annual sub-advisory fees for the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund by 0.01%, beginning April 10, 2019.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

During the period a payment by an affiliate was made to the Six Circles U.S. Unconstrained Equity Fund in the amount of $2,190, the payment was related to the timing of trades instructed by the Sub-Adviser.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, are amortized overa period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2020, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The

88	SIX CIRCLES TRUST	JUNE 30, 2019

Adviser has also contractually agreed through at least April 30, 2020, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2020, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the six months ended June 30, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2019 are as follows (amounts in thousands):

Fund	Fees reimbursed for the six months ended June 30, 2019	Total potential recoupment amount June 30, 2019	Potential recoupment amount expiring December 31, 2021
Six Circles Ultra Short Duration Fund*	$—	$—	$—
Six Circles Tax Aware Ultra Short Duration Fund*	—	—	—

Totals	$—	$—	$—

*

Fund has recouped all eligible expenses during the period. The Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund recouped $256,000 and $261,000 respectively.

H. Cross Trades — The Funds may participate in purchase and sale transactions with the Funds or other funds or accounts that have a common investment adviser (or Sub-Adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2019, the aggregate value of purchases and sale cross trades with other funds or accounts, including those entered by Sub-Advisers, were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Six Circles U.S. Unconstrained Equity Fund	$159,203	$123,186
Six Circles International Unconstrained Equity Fund	190,247	45,631

There were no cross trades between the Funds during the period.

4. Investment Transactions

During the six months ended June 30, 2019, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$211,523	$82,253	$105,225	$71,811
Six Circles Tax Aware Ultra Short Duration Fund	359,522	170,956	111,704	93,150
Six Circles U.S. Unconstrained Equity Fund	6,598,460	2,159,620	—	—
Six Circles International Unconstrained Equity Fund	5,226,891	2,965,364	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

JUNE 30, 2019	SIX CIRCLES TRUST	89

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

The Six Circles International Unconstrained Equity Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of June 30, 2019, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Netherlands	Switzerland	United Kingdom
14.0%	11.5%	19.1%	20.8%

As of June 30, 2019, a significant portion of the Six Circles International Unconstrained Equity Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may be subject to leveraging risk, which is the risk that certain transactions of the Fund, such as loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged.

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

90	SIX CIRCLES TRUST	JUNE 30, 2019

The Six Circles Tax Aware Ultra Short Duration Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2019 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$1,145,761	$6,741	$(3,998)	$2,743
Six Circles Tax Aware Ultra Short Duration Fund	1,288,352	7,174	(3,890)	3,284
Six Circles U.S. Unconstrained Equity Fund	9,836,219	588,650	(265,770)	322,880
Six Circles International Unconstrained Equity Fund	4,946,142	264,556	(134,487)	130,069

As of December 31, 2018, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$693	$1,322
Six Circles Tax Aware Ultra Short Duration Fund	693	1,336
Six Circles International Unconstrained Equity Fund	10,548	3,408

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2018 the Funds deferred to January 1, 2019 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Loss		Specified Ordinary Loss
	Short-Term	Long-Term
Six Circles U.S. Unconstrained Equity Fund	$17,866	—	$—
Six Circles International Unconstrained Equity Fund	—	—	100

7. Ownership Concentration

As of June 30, 2019, each of the Funds had one affiliated omnibus account for the benefit of its clients which owned 100% of its outstanding shares.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early adopted the above guidance and determined there to be no impact on the current period financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

JUNE 30, 2019	SIX CIRCLES TRUST	91

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund at the beginning of the reporting period, January 1, 2019, and continued to hold your shares at the end of the reporting period, June 30, 2019.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Ultra Short Duration Fund
Actual	$1,000.00	$1,015,90	$1.60	0.32%
Hypothetical	1,000.00	1,023.21	1.61	0.32
Six Circles Tax Aware Ultra Short Duration Fund
Actual	1,000.00	1,011.10	1.40	0.28%
Hypothetical	1,000.00	1,023.41	1.40	0.28
Six Circles U.S. Unconstrained Equity Fund
Actual	1,000.00	1,148.10	0.41	0.08%
Hypothetical	1,000.00	1,024.41	0.39	0.08
Six Circles International Unconstrained Equity Fund
Actual	1,000.00	1,148.20	0.69	0.13%
Hypothetical	1,000.00	1,024.15	0.65	0.13

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

92	SIX CIRCLES TRUST	JUNE 30, 2019

BOARD REVIEW AND APPROVAL OF PROPOSED AMENDMENT TO THE BLACKROCK SUB-ADVISORY AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), BlackRock (as defined below) or their affiliates (the “Independent Trustees”) met in person on March 29, 2019 (the “Meeting”) to consider and approve a proposed amendment to the Investment Sub-Advisory Agreement (the “BlackRock Sub-Advisory Agreement”) between JPMPI and BlackRock Investment Management, LLC (“BlackRock”) for sub-advisory services provided to the Six Circles U.S. Unconstrained Equity Fund, the Six Circles International Unconstrained Equity Fund, the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund, and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund, (each an “Equity Fund” and together, the “Equity Funds”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the amendment to the BlackRock Sub-Advisory Agreement.

Set forth below is a summary of the material factors evaluated by the Board that formed the basis for the Board’s approval of the amendment to the BlackRock Sub-Advisory Agreement. The Board’s conclusions as to the approval of the amendment to the BlackRock Sub-Advisory Agreement were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the amendment to the BlackRock Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Boards’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. It was noted that the purpose of the proposed amendment to the BlackRock Sub-Advisory agreement was to increase the sub-advisory fee thereunder in connection with BlackRock providing portfolio transition management services to the Equity Funds, utilizing the expertise of its specialized transition management team (the “TRIM Team”), and that the amendment would not otherwise change the nature of the sub-advisory services currently provided by BlackRock or otherwise alter the terms of the current agreement. In considering the approval of the amendment to the BlackRock Sub-Advisory Agreement, the Board took into account the wide variety of materials relating to the services currently provided by BlackRock that was furnished for the June and November 2018 Board meetings, including a memorandum provided by Ropes & Gray (“Ropes & Gray”) counsel to the Independent Trustees, regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements. The Board also took into account the information provided by BlackRock and JPMPI prior to the Meeting regarding the portfolio transition management services proposed to be provided by

Blackrock, the presentations relating thereto made during the Meeting, and the extensive discussions thereon before and during the Meeting. In that regard, the Board reviewed information related to the proposed amendment to the BlackRock Sub-Advisory Agreement, including information related to the capabilities of the TRIM Team and the expanded services to be provided by BlackRock. They also reviewed comparative fee and expense information with respect to peer funds prepared by Broadridge Financial Solutions (“Broadridge”). The Board had previously reviewed information relating to, among other things, the Equity Funds’ operations, including the compliance program of BlackRock, valuation oversight, and other information related to personnel of BlackRock that provide investment management services to the Equity Funds.

Representatives of BlackRock also participated in the Meeting, at which the Board discussed the proposed amendment to the BlackRock Sub-Advisory Agreement. The Independent Trustees also discussed the proposed amendment in an executive session of the Meeting with Ropes & Gray at which no representatives of JPMPI or BlackRock were present.

Review Process. In connection with the approval of the amendment to the BlackRock Sub-Advisory Agreement, the Board reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Board also previously requested and received assistance and advice regarding applicable legal standards from Ropes & Gray. The Board additionally considered the written information previously provided by BlackRock in response to the Boards’ prior request for information, and other information provided by JPMPI. The Board also heard oral presentations on matters related to the amendment to the BlackRock Sub-Advisory Agreement. In deciding to approve the amendment to the BlackRock Sub-Advisory Agreement, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management process of BlackRock, including the experience and capabilities of its senior management, investment and other personnel (including the TRIM Team). The Board had previously considered the overall financial strength and stability of the organization.

The Board considered the sub-advisory services currently provided, as well as those additional transition services proposed to be provided, by BlackRock to the Equity Funds. The Board also considered information about BlackRock’s investment personnel responsible for providing services under the BlackRock Sub-Advisory Agreement, including personnel on the TRIM Team. The Board noted that they had previously reviewed the nature and quality of BlackRock’s investment management, trading, risk management, compliance capabilities and

JUNE 30, 2019	SIX CIRCLES TRUST	93

BOARD REVIEW AND APPROVAL OF PROPOSED AMENDMENT TO THE BLACKROCK SUB-ADVISORY AGREEMENT (continued)

resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and its overall financial strength. The Board noted the certificates previously received from BlackRock regarding both its compliance program and code of ethics, which noted that BlackRock had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by BlackRock and that BlackRock had adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services to be provided by BlackRock under the amended Sub-Advisory Agreement were likely to benefit the Equity Funds and their shareholders.

Investment Performance. The Board noted that they had considered the manner in which BlackRock has managed the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund to date, and the manner in which BlackRock has proposed to manage the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund , as well as BlackRock’s performance records in managing accounts similar to the strategies they use to manage the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund, and will use to manage the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund, as applicable, as described in the materials provided for the June and November 2018 Board meetings. The Board also previously discussed the background and experience of BlackRock and its personnel. The Board also discussed the experience of the TRIM Team that will be assisting with the Equity Funds. The Board concluded that based on the experience of BlackRock, the Adviser had a reasonable expectation of delivering acceptable performance to shareholders of the Equity Funds.

Advisory Fees and Total Expenses. It was noted that the Board had previously reviewed and approved the retention of BlackRock as sub-adviser to the Equity Funds at the June and November 2018 Board meetings, at which time the Board had unanimously determined that the proposed fee structures were reasonable, fair and equitable and, in light of the matters that the Board considered to be relevant in the exercise of their reasonable judgment, approved the BlackRock Sub-Advisory Agreement for each Equity Fund.

JPMPI reported to the Board that, in proposing the amendment to the BlackRock Sub-Advisory Agreement, JPMPI considered a number of factors, including the implementation of the TRIM Team into the investment process for the Equity Funds, the type and complexity of the services to be provided, the estimated cost of providing services, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Equity Funds.

The Board next reviewed the proposed amended fee schedule under the BlackRock Sub-Advisory Agreement for the Equity Funds. The Board noted that JPMPI had: (1) agreed to contractually reimburse expenses for the Equity Funds to the extent the total expense ratio for each Equity Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to BlackRock. The Board considered how these agreements would affect the expenses borne by Equity Fund shareholders. It was noted that JPMPI does not retain any of the advisory fees it receives from each Equity Fund under the advisory agreement, but rather waives its advisory fees to the extent that they exceed the aggregate sub-advisory fees JPMPI is contractually required to pay the sub-advisers to such Equity Fund (“Contractual Management Fee Waiver”). The Board further noted that an increase in BlackRock’s sub-advisory fees paid by JPMPI would in effect reduce the amount of JPMPI’s Contractual Management Fee Waiver, which would in turn increase the Equity Funds’ expense ratios and expenses paid by shareholders by the amount of the one basis point increase in BlackRock’s sub-advisory fees.

The Board reviewed the proposed advisory fee and estimated total expenses of each Equity Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds, assuming that the proposed sub-advisory fee was adopted. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds, as well as the universe of other similar funds. The Board compared each of the Equity Fund’s estimated total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Fund to be reasonable. The Trustees noted that the Broadridge information showed that the proposed advisory fee for each Equity Fund was in the low to middle range of the applicable Broadridge peer group and universe. They further noted that the estimated total expense ratio for each Equity Fund was also within the low range of total expenses, when taking into account the proposed sub-advisory fee increase together with the fee waiver and expense reimbursement arrangements in place for each Equity Fund. The Trustees also found the proposed increased sub-advisory fees to be paid by JPMPI to BlackRock to be reasonable, noting that JPMPI compensates BlackRock out of the advisory fee it receives from the Equity Funds, although they also noted that Fund shareholders would bear additional net expenses as a result of the amendment to the BlackRock Sub-Advisory Agreement as described above. The Trustees noted the most-favored nation provisions agreed to by

94	SIX CIRCLES TRUST	JUNE 30, 2019

BlackRock, which should help ensure the sub-advisory fee rates charged are at least equal to the range of fees BlackRock charges to similar clients.

Based on the information presented by JPMPI, BlackRock, and Broadridge, the Trustees determined that the level of the sub-advisory fees to be paid by JPMPI to BlackRock, including the proposed sub-advisory fee increase, as well as the estimated total expenses of each Equity Fund, are reasonable, fair and equitable and that approval of the amendment to the BlackRock Sub-Advisory Agreement would likely benefit each Equity Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. As the Equity Funds are recently organized, information regarding JPMPI’s and BlackRock’s actual costs in providing services to the Equity Funds for an annual period was not available.

The Board considered the estimated profits to be realized by JPMPI in connection with the operation of the Equity Funds based in part on profitability estimates for the Equity Funds included in the materials provided for the June and November 2018 Board meetings, and whether the amount of estimated profit represented a fair entrepreneurial profit for the management of the Equity Funds. The Board also considered the Equity Funds’ current operating expenses and the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund’s and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund’s estimated operating expenses and the expected impact of the increased BlackRock sub-advisory fee on the Adviser’s estimated profits. The Board considered that due to the Contractual Management Fee Waiver, it is not expected that the increase in BlackRock’s sub-advisory fees will affect JPMPI’s profitability with respect to the Equity Funds. The Board further noted that JPMPI did not expect to be profitable with respect to the Equity Funds during their first full year of operations.

The Board further noted that the proposed amended sub-advisory fee rates to be paid by JPMPI to BlackRock do not include break points.

Ultimately, the Board concluded that each Equity Fund’s proposed fee and expense structure, taking into account the amendment to the BlackRock Sub-Advisory Agreement is reasonable, fair and equitable.

Ancillary Benefits. The Board previously considered whether BlackRock or any of its affiliates may receive other benefits as a result of BlackRock’s proposed relationship with JPMPI, the Trust or the Equity Funds. The Board considered that BlackRock was not affiliated with any of the Equity Funds’ service providers, and therefore would not benefit from those contractual relationships. Taking this consideration into account, the Board concluded that BlackRock and its affiliates would not receive collateral benefits that would materially affect the reasonableness of the proposed sub-advisory fees under the proposed amendment to the BlackRock Sub-Advisory Agreement.

Conclusions. Having requested and received such information from the Adviser and BlackRock as the Board believed to be reasonably necessary to evaluate the terms of the proposed amendment to the BlackRock Sub-Advisory Agreement, the Board, including the Independent Trustees, unanimously concluded that the proposed sub-advisory fee structure, as amended, was reasonable and, in light of the matters that the Board had considered to be relevant in the exercise of their reasonable judgment, approved the amendment to the BlackRock Sub-Advisory Agreement for each Equity Fund.

Liquidity Risk Management Program

The Funds have adopted and implemented a written Liquidity Risk Management Program (“Liquidity Program”) designed to reasonably assess and manage the Funds’ liquidity risk pursuant to Rule 22e-4. The Liquidity Program was reviewed and approved by the Board in May 2019. As the Liquidity Program has been operating only for a short time, it is too early to appropriately assess its operation and effectiveness.

JUNE 30, 2019	SIX CIRCLES TRUST	95

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Shareholders may request a Form N-PORT without charge by calling collect at 1-212-464-2070 or by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 and on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2019. All rights reserved. June 30, 2019.

Semi-Annual Report

SIX CIRCLESSM FUNDS

June 30, 2019

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Beginning on February 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Six Circles Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund. Instead, the reports will be made available on the Funds’ website (www.sixcirclesfunds.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070. Your election to receive reports in paper will apply to all Six Circles Funds.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

JUNE 30, 2019 (Unaudited)

Dear Shareholder,

In 2018, J.P. Morgan Private Bank introduced Six Circles Funds, a suite of mutual funds designed for exclusive use in its discretionary portfolios. In 2019, the suite expanded with the addition of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund, which were created specifically for use in the J.P. Morgan Managed Equity Portfolios.

As markets become more complex, specialization matters even more. Each of the Six Circles Funds is designed to provide access to a broader range of strategies and more precise implementation of our desired exposures. For example, Six Circles Funds allows us to implement our views, more precisely, by targeting sub-sectors. The Funds allow us to invest where we have stronger conviction, such as U.S. Internet U.S. Internet Retail, versus investing in the broader Technology sector.

J.P. Morgan Private Investments Inc. (“JPMPI”), an affiliate of J.P. Morgan, acts as investment adviser to the funds and engages third party investment managers as sub-advisors to oversee the different exposures in these Funds. JPMPI partners with third party managers with demonstrated asset class specialization to sub-advise the Funds in accordance with our investment philosophy; BlackRock is the current Sub-Adviser.

The Six Circles Funds are purposefully constructed as completion funds, and are not meant to be standalone investments. As such, we believe they should be reviewed and evaluated within the context of your broader portfolio.

On the following pages, you will find our Market Outlook and Fund commentaries. Should you have any questions about the Funds, please contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com or call 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2019	SIX CIRCLES TRUST	1

Market Overview

As of June 30, 2019 (Unaudited)

Global equity markets provided positive returns in the first half of 2019. In Q1 2019, U.S. equities rebounded from their Q4 2018 lows and continued the rise in Q2, with the MSCI USA Index up 18.79% through the first six months of the year. Developed non-U.S. and emerging markets equities also closed in positive territory, with the MSCI World ex-USA Index up 14.64% and the MSCI Emerging Markets Index up 10.6%.

Bond and cash markets broadly underperformed equities; the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 1.22%, the Bloomberg Barclays Global Aggregate Hedged Index returned 5.82%, and the MSCI World Index returned about 17.56% for the first half of the year.

With the Fed hiking rates four times in 2018 and labor markets remaining tight, the Fed kept its benchmark policy rate range unchanged from Q4 2018 at 2.25% to 2.5%. Following its mid-June meeting, the Federal Open Market Committee stated that uncertainties about the outlook had increased, and indicated that it would continue to closely monitor economic data and take appropriate action to “sustain the expansion.” The European Central Bank and Bank of Japan continue to maintain accommodative policies.

The Adviser continues to believe the current economic cycle is in its later stages. While the recent pivot by the Fed towards a more dovish stance may extend the length of the cycle, ongoing trade tensions and other geopolitical risks may threaten future economic growth.

2	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through June 30, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	1.10%
MSCI USA Index (Since Inception)	2.25%

Net Assets as of 6/30/2019 (In Thousands)	$1,169,304

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. Invest at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry, sector.

INVESTMENT APPROACH

The Fund was launched on April 10, 2019. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on April 10, 2019 through June 30, 2019, the Fund posted a positive return on an absolute basis, but underperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Health Care and Communication Services sectors comprised approximately 41% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, Health Care contributed to the Fund’s performance on an absolute basis, while Communication Services detracted. Both Health Care and Communication Services sectors detracted from the Fund’s performance relative to the Index.

Industrials and Information Technology sectors comprised approximately 22% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis. Relative to the index, exposure to Information Technology contributed, while exposure to Industrials didn’t have significant impact on the Fund’s performance relative to the Index.

The Fund’s allocation to U.S. Software was the largest contributor to the Fund’s return during the reporting period, while the allocations to U.S. Biotechnology, U.S. Tobacco, and U.S. Interactive Media & Services were the largest detractors from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to thirteen strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
U.S. Dividend Growth (BlackRock)	15%
U.S. Interactive Media & Services (BlackRock)	14
U.S. Software (BlackRock)	14
U.S. Pharmaceuticals (BlackRock)	12
U.S. Diversified Banks (BlackRock)	10
U.S. Internet Retail (BlackRock)	8
U.S. Biotechnology (BlackRock)	8
U.S. Energy (BlackRock)	5
U.S. Managed Health Care (BlackRock)	5
U.S. Tobacco (BlackRock)	4
U.S. Aerospace & Defense (BlackRock)	3
U.S. Oil & Gas Exploration & Production (BlackRock)	1
U.S. Technology Hardware Storage & Peripherals (BlackRock)	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2019 for financial reporting

JUNE 30, 2019	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through June 30, 2019 (Unaudited) (continued)

purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2019. The portfolio allocation is subject to change.

Allocation to U.S. Dividend Growth comprised approximately 15% of the Fund as of June 30, 2019. Within the context of the broader Portfolios, the Adviser believes that the allocation to U.S. Dividend Growth serves as a defensive anchor within the Portfolios and is one of the few defensive factors trading at what the Adviser believes is a reasonable valuation.

Allocation to U.S. Interactive Media & Services, which comprised approximately 14% of the Fund as of June 30, 2019, is trading at what the Adviser believes is a reasonable P/E.

Allocations to U.S. Software and U.S. Internet Retail provide what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud platforms. These allocations comprised approximately 22% of the Fund as of June 30, 2019.

The Adviser believes that allocation to U.S. Pharmaceuticals provides an attractive dividend yield given a meaningful valuation discount. This allocation is comprised approximately 12% of the Fund as of June 30, 2019.

Allocation to U.S. Diversified Banks is trading at what the Adviser believes to be a big valuation discount, and comprised approximately 10% of the Fund as of June 30, 2019.

The Adviser believes that the U.S. Biotechnology sub-industry also trades at a meaningful valuation discount and provides attractive dividend yield. This allocation comprised approximately 8% of the Fund as of June 30, 2019.

Allocation to U.S. Energy comprised approximately 5% of the Fund as of June 30, 2019. The Adviser believes that U.S. Energy valuations have become more attractive, after being significantly overvalued for several years.

Allocation to U.S. Managed Health Care was approximately 5% of the Fund’s exposure as of June 30, 2019 and reflects the Adviser’s conviction in this sub-industry’s potential for growth in the medium term.

Allocation to U.S. Tobacco and U.S. Aerospace & Defense comprised approximately 7% of the Fund as of June 30, 2019, reflecting what the Adviser’s believes to be defensive sub-industry exposures.

Allocation to U.S. Oil & Gas Exploration & Production comprised approximately 1% of the Fund as of June 30, 2019, reflecting the Adviser’s belief that companies have begun to rationalize their capital expenditures, potentially leading to improved returns on capital.

Allocation to U.S. Technology Hardware Storage & Peripherals, which allows the Adviser to access specific exposures within the Technology sector, was approximately 1% of the Fund as of June 30, 2019.

4	SIX CIRCLES TRUST	JUNE 30, 2019

GROWTH OF $10,000 REPORT (04/10/19 to 06/30/19)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.31% and 0.10% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to June 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

JUNE 30, 2019	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through June 30, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	0.40%
MSCI World ex USA Index (Since Inception)	1.76%

Net Assets as of 6/30/2019 (In Thousands)	$669,415

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. Primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

The Fund was launched on April 10, 2019. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on April 10, 2019 through June 30, 2019, the Fund posted a positive return on an absolute basis, but underperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Energy and Consumer Staples sectors comprised approximately 44% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. Consumer Staples contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

Energy detracted from the Fund’s performance on an absolute basis, as well as relative to the Index.

Consumer Discretionary and Industrials comprised approximately 10% of the Fund’s sector exposure at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. Both of these sectors contributed to the Fund’s performance on an absolute basis, with Consumer Discretionary contributing and Industrials detracting from the Fund’s performance relative to the Index.

Europe and Emerging Markets comprised approximately 92% of the Fund’s regional exposure at the end of the reporting period, and were the Fund’s largest regional overweights relative to the Index. During the reporting period, Europe exposure contributed to the Fund’s performance both on an absolute basis and relative to the Index. Emerging Markets exposure detracted from the Fund’s performance on an absolute basis, as well as relative to the Index.

Asia ex-Japan, Canada, and Japan were the Fund’s largest regional underweights relative to the Index. Asia ex-Japan exposure detracted both on an absolute basis, and relative to the index. Canada exposure contributed to performance on an absolute basis, but detracted from performance relative to the Index. The Fund didn’t have exposure to Japan at the end of the reporting period, and the underweight to Japan contributed to the Fund’s performance relative to the Index.

On the sleeve level, the Fund’s allocations to Europe Food, Beverage & Tobacco and Europe ex-UK Insurance were the largest contributors to the Fund’s return during the reporting period, while the allocations to Europe Enhanced Value and Europe Integrated Oil & Gas detracted from the Fund’s return on an absolute basis during the reporting period.

6	SIX CIRCLES TRUST	JUNE 30, 2019

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to eight strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
Europe (BlackRock)	25%
Europe Integrated Oil & Gas (BlackRock)	19
Europe Food, Beverage & Tobacco (BlackRock)	17
Europe Pharmaceuticals (BlackRock)	10
Europe ex-UK Insurance (BlackRock)	9
All Countries Asia ex-Japan Mid Cap (BlackRock)	8
Emerging Markets Minimum Volatility (BlackRock)	8
Canada (BlackRock)	4

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2019. The portfolio allocation is subject to change.

Within the broader Portfolios, allocation to Europe provides a broad passive European exposure, comprising approximately 25% of the Fund as of June 30, 2019.

Allocation to Europe Integrated Oil & Gas provides what the Adviser believes are attractive valuations, and comprised approximately 19% of the Fund as of June 30, 2019.

The Adviser believes that allocation to Europe Food, Beverage & Tobacco serves as a defensive anchor in the broader Portfolios while providing above-average earnings growth. This allocation was approximately 17% of the Fund as of June 30, 2019.

Allocation to Europe Pharmaceuticals comprised approximately 10% of the Fund as of June 30, 2019 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals.

Allocation to Europe ex-UK Insurance was approximately 9% of the Fund as of June 30, 2019 and allows the Adviser to be underweight to European Banks and UK Insurance on the broader Portfolio level, which the Adviser believes are not attractive from a fundamental perspective.

JUNE 30, 2019	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through June 30, 2019 (Unaudited) (continued)

Allocation to All Countries Asia ex-Japan Mid Cap provides what the Adviser believes to be a more defensive emerging markets exposure, given that it avoids the more volatile areas of emerging markets. This allocation comprised approximately 8% of the Fund as of June 30, 2019.

The Adviser believes that allocation Emerging Markets Minimum Volatility is a substitute for traditional defensive sectors which are trading at expensive valuations. Allocation Emerging Markets Minimum Volatility was approximately 8% of the Fund as of June 30, 2019.

Allocation to Canada provides what the Adviser believes to be a complement to the Canada exposure in the broader Portfolios, and comprised approximately 4% of the Fund as of June 30, 2019.

GROWTH OF $10,000 REPORT (04/10/19 to 06/30/19)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.38% and 0.18% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to June 30, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries*—excluding the United States. With 1,016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

8	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.7%
Basic Materials — 0.3%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	2,752	623
Albemarle Corp.	916	64
Ashland Global Holdings, Inc.	262	21
Cabot Corp.	602	29
Celanese Corp., Class A	1,481	160
Eastman Chemical Co.	2,359	184
Ecolab, Inc.	1,633	322
HB Fuller Co.	46	2
Innospec, Inc.	11	1
International Flavors & Fragrances, Inc.	941	137
Linde plc, (United Kingdom)	5,440	1,092
NewMarket Corp.	40	16
PolyOne Corp.	568	18
PPG Industries, Inc.	2,443	285
Quaker Chemical Corp.	4	1
RPM International, Inc.	1,348	82
Sensient Technologies Corp.	222	16
Sherwin-Williams Co. (The)	515	236
Valvoline, Inc.	1,405	27
Westlake Chemical Corp.	85	6

		3,322

Forest Products & Paper — 0.0% (g)
Domtar Corp.	989	44

Iron/Steel — 0.0% (g)
Nucor Corp.	6,745	372
Reliance Steel & Aluminum Co.	816	77
Steel Dynamics, Inc.	4,014	121

		570

Mining — 0.0% (g)
Kaiser Aluminum Corp.	53	5
Royal Gold, Inc.	235	24

		29

Total Basic Materials		3,965

Communications — 23.2%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	8,140	184
Omnicom Group, Inc.	3,714	304

		488

Internet — 22.1%
Alphabet, Inc., Class A (a)	41,991	45,468
Alphabet, Inc., Class C (a)	42,978	46,455
Amazon.com, Inc. (a)	43,378	82,142
Booking Holdings, Inc. (a)	4,541	8,513
CDW Corp.	757	84
eBay, Inc.	85,929	3,394
Expedia Group, Inc.	12,929	1,720

SECURITY DESCRIPTION	SHARES	VALUE($)

Internet — continued
Facebook, Inc., Class A (a)	336,921	65,026
Symantec Corp.	59,619	1,297
TripAdvisor, Inc. (a)	14,515	672
Twitter, Inc. (a)	102,400	3,574

		258,345

Media — 0.3%
Comcast Corp., Class A	51,409	2,174
FactSet Research Systems, Inc.	136	39
John Wiley & Sons, Inc., Class A	334	15
Meredith Corp.	653	36
Nexstar Media Group, Inc., Class A	284	29
Sinclair Broadcast Group, Inc., Class A	329	18
Walt Disney Co. (The)	12,635	1,764

		4,075

Telecommunications — 0.8%
Cisco Systems, Inc.	61,031	3,340
Corning, Inc.	10,347	344
Motorola Solutions, Inc.	1,143	191
Telephone & Data Systems, Inc.	590	18
Verizon Communications, Inc.	86,856	4,962

		8,855

Total Communications		271,763

Consumer Cyclical — 1.6%
Airlines — 0.1%
Alaska Air Group, Inc.	1,251	80
Delta Air Lines, Inc.	8,866	503
Southwest Airlines Co.	3,382	172

		755

Apparel — 0.1%
Carter’s, Inc.	340	33
Hanesbrands, Inc.	6,347	110
NIKE, Inc., Class B	8,266	694
Oxford Industries, Inc.	17	1
VF Corp.	4,238	370

		1,208

Auto Manufacturers — 0.0% (g)
PACCAR, Inc.	4,244	304

Auto Parts & Equipment — 0.0% (g)
Autoliv, Inc., (Sweden)	1,509	107
BorgWarner, Inc.	1,469	62
Goodyear Tire & Rubber Co. (The)	4,906	75
Lear Corp.	785	109

		353

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	27	1
Fastenal Co.	8,146	265

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Distribution/Wholesale — continued
IAA, Inc. (a)	1,383	54
KAR Auction Services, Inc.	1,383	35
Pool Corp.	161	31
WW Grainger, Inc.	490	131

		517

Entertainment — 0.0% (g)
Marriott Vacations Worldwide Corp.	225	22

Food Service — 0.0% (g)
Aramark	1,200	43

Home Builders — 0.0% (g)
DR Horton, Inc.	2,069	89
Thor Industries, Inc.	523	31

		120

Home Furnishings — 0.0% (g)
Dolby Laboratories, Inc., Class A	174	11
Leggett & Platt, Inc.	2,383	92
Whirlpool Corp.	1,215	173

		276

Housewares — 0.0% (g)
Scotts Miracle-Gro Co. (The)	332	33
Toro Co. (The)	516	34

		67

Leisure Time — 0.1%
Brunswick Corp.	507	23
Harley-Davidson, Inc.	3,270	117
Polaris Industries, Inc.	663	61
Royal Caribbean Cruises Ltd.	2,195	266

		467

Lodging — 0.0% (g)
Marriott International, Inc., Class A	2,073	291
Wyndham Destinations, Inc.	1,740	76
Wyndham Hotels & Resorts, Inc.	790	44

		411

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	252	11
HNI Corp.	347	13

		24

Retail — 1.2%
Best Buy Co., Inc.	3,775	263
Big Lots, Inc.	310	9
Brinker International, Inc.	340	13
Casey’s General Stores, Inc.	45	7
Cheesecake Factory, Inc. (The)	297	13
Children’s Place, Inc. (The)	31	3
Costco Wholesale Corp.	2,486	657

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
Cracker Barrel Old Country Store, Inc.	301	51
Darden Restaurants, Inc.	1,559	190
Dick’s Sporting Goods, Inc.	797	28
Dillard’s, Inc., Class A	1	—	(h)
Domino’s Pizza, Inc.	145	40
Dunkin’ Brands Group, Inc.	619	49
Foot Locker, Inc.	1,909	80
Genuine Parts Co.	2,173	225
Home Depot, Inc. (The)	17,069	3,550
Kohl’s Corp.	4,835	230
Lowe’s Cos., Inc.	8,710	879
McDonald’s Corp.	9,762	2,027
MSC Industrial Direct Co., Inc., Class A	621	46
Nu Skin Enterprises, Inc., Class A	538	27
Papa John’s International, Inc.	23	1
Penske Automotive Group, Inc.	340	16
Ross Stores, Inc.	1,900	188
Signet Jewelers Ltd.	1,598	29
Starbucks Corp.	11,768	987
Target Corp.	8,316	720
Texas Roadhouse, Inc., Class A	493	26
Tiffany & Co.	1,234	116
TJX Cos., Inc. (The)	11,802	624
Tractor Supply Co.	708	77
Walgreens Boots Alliance, Inc.	14,502	793
Walmart, Inc.	15,740	1,739
Wendy’s Co. (The)	1,197	23
Williams-Sonoma, Inc.	1,171	76
Yum! Brands, Inc.	2,390	265

		14,067

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	271	8

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	1,432	151

Total Consumer Cyclical		18,793

Consumer Non-cyclical — 32.7%
Agriculture — 4.2%
Altria Group, Inc.	431,500	20,431
Archer-Daniels-Midland Co.	11,115	453
Bunge Ltd.	2,385	133
Philip Morris International, Inc.	357,870	28,104

		49,121

Beverages — 0.5%
Brown-Forman Corp., Class A	92	5
Brown-Forman Corp., Class B	734	41
Coca-Cola Co. (The)	65,109	3,315
PepsiCo., Inc.	21,760	2,854

		6,215

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc. (a)	33,218	4,351
Alnylam Pharmaceuticals, Inc. (a)	14,216	1,032
Amgen, Inc.	103,755	19,120
Biogen, Inc. (a)	29,240	6,838
BioMarin Pharmaceutical, Inc. (a)	26,515	2,271
Celgene Corp. (a)	104,375	9,648
Exact Sciences Corp. (a)	18,694	2,207
Gilead Sciences, Inc.	189,602	12,809
Incyte Corp. (a)	27,045	2,298
Ionis Pharmaceuticals, Inc. (a)	19,544	1,256
Regeneron Pharmaceuticals, Inc. (a)	11,970	3,747
Seattle Genetics, Inc. (a)	16,707	1,156
Vertex Pharmaceuticals, Inc. (a)	38,003	6,969

		73,702

Commercial Services — 0.1%
ABM Industries, Inc.	236	10
Automatic Data Processing, Inc.	4,385	725
Booz Allen Hamilton Holding Corp., Class A	807	53
Cintas Corp.	325	77
Healthcare Services Group, Inc.	426	13
Insperity, Inc.	59	7
ManpowerGroup, Inc.	653	63
MarketAxess Holdings, Inc.	78	25
Moody’s Corp.	1,143	223
Robert Half International, Inc.	1,137	65
Rollins, Inc.	414	15
S&P Global, Inc.	1,746	398
Sabre Corp.	3,035	67
Service Corp. International	1,188	56

		1,797

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	10,695	766
Estee Lauder Cos., Inc. (The), Class A	1,054	193
Inter Parfums, Inc.	8	1
Procter & Gamble Co. (The)	37,474	4,109

		5,069

Food — 0.2%
Calavo Growers, Inc.	6	1
Hershey Co. (The)	1,442	193
Hormel Foods Corp.	2,540	103
Ingredion, Inc.	897	74
JM Smucker Co. (The)	1,538	177
Kellogg Co.	5,065	271
Kroger Co. (The)	9,621	209
Lancaster Colony Corp.	63	9
McCormick & Co., Inc.	848	132
Mondelez International, Inc., Class A	14,835	800
Sysco Corp.	5,276	373

SECURITY DESCRIPTION	SHARES	VALUE($)

Food — continued
Tyson Foods, Inc., Class A	3,022	244

		2,586

Healthcare — Products — 0.4%
Abbott Laboratories	15,479	1,302
Baxter International, Inc.	2,291	188
Becton Dickinson & Co.	1,815	457
Danaher Corp.	1,808	258
DENTSPLY SIRONA, Inc.	495	29
Hill-Rom Holdings, Inc.	124	13
Medtronic plc, (Ireland)	15,318	1,492
Patterson Cos., Inc.	1,385	32
ResMed, Inc.	822	100
STERIS plc	321	48
Stryker Corp.	1,673	344
West Pharmaceutical Services, Inc.	66	8

		4,271

Healthcare — Services — 5.2%
Anthem, Inc.	40,917	11,547
Centene Corp. (a)	63,326	3,321
Chemed Corp.	2	1
Encompass Health Corp.	679	43
Humana, Inc.	21,215	5,628
Quest Diagnostics, Inc.	1,379	141
UnitedHealth Group, Inc.	153,392	37,429
WellCare Health Plans, Inc. (a)	7,708	2,197

		60,307

Household Products/Wares — 0.1%
Avery Dennison Corp.	702	81
Church & Dwight Co., Inc.	1,339	98
Clorox Co. (The)	1,579	242
Kimberly-Clark Corp.	5,482	730
WD-40 Co.	5	1

		1,152

Pharmaceuticals — 15.3%
AbbVie, Inc.	262,522	19,090
Alkermes plc, (Ireland) (a)	23,195	523
Allergan plc	39,591	6,629
AmerisourceBergen Corp., Class A	1,389	118
Bristol-Myers Squibb Co.	240,083	10,888
Cardinal Health, Inc.	6,544	308
Eli Lilly & Co.	111,016	12,299
Johnson & Johnson	376,491	52,438
McKesson Corp.	1,129	152
Merck & Co., Inc.	367,549	30,819
Mylan NV (a)	66,229	1,261
Nektar Therapeutics, Class A (a)	22,396	797
Perrigo Co. plc, (Ireland)	17,003	810
Pfizer, Inc.	814,385	35,279

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Zoetis, Inc., Class A	62,870	7,135

		178,546

Total Consumer Non-cyclical		382,766

Energy — 7.0%
Oil & Gas — 6.1%
Anadarko Petroleum Corp.	48,678	3,435
Apache Corp.	36,444	1,056
Cabot Oil & Gas Corp.	41,035	942
Chevron Corp.	132,018	16,428
Cimarex Energy Co.	9,833	583
Concho Resources, Inc.	19,447	2,007
ConocoPhillips	109,564	6,683
Devon Energy Corp.	40,251	1,148
Diamondback Energy, Inc.	15,006	1,635
EOG Resources, Inc.	56,259	5,241
Exxon Mobil Corp.	201,567	15,446
Helmerich & Payne, Inc.	5,265	267
Hess Corp.	24,710	1,571
HollyFrontier Corp.	7,484	346
Marathon Oil Corp.	79,292	1,127
Marathon Petroleum Corp.	48,015	2,683
Noble Energy, Inc.	46,362	1,039
Occidental Petroleum Corp.	35,635	1,792
Phillips 66	30,021	2,808
Pioneer Natural Resources Co.	16,328	2,512
Valero Energy Corp.	30,522	2,613

		71,362

Oil & Gas Services — 0.5%
Baker Hughes a GE Co., Class A	24,530	604
Halliburton Co.	41,636	947
National Oilwell Varco, Inc.	18,385	409
Schlumberger Ltd.	65,986	2,622
TechnipFMC plc, (United Kingdom)	20,065	521

		5,103

Pipelines — 0.4%
Kinder Morgan, Inc.	92,745	1,936
ONEOK, Inc.	19,663	1,353
Williams Cos., Inc. (The)	57,728	1,619

		4,908

Total Energy		81,373

Financial — 13.1%
Banks — 11.9%
Associated Banc-Corp.	7,017	148
Atlantic Union Bankshares Corp.	3,569	126
BancFirst Corp.	1,765	98
BancorpSouth Bank	4,285	124
Bank of America Corp.	1,517,825	44,017

SECURITY DESCRIPTION	SHARES	VALUE($)

Banks — continued
Bank of New York Mellon Corp. (The)	14,031	620
Bank OZK	4,159	125
Banner Corp.	482	26
BB&T Corp.	15,253	749
BOK Financial Corp.	1,613	122
Cathay General Bancorp	3,929	141
Chemical Financial Corp.	3,484	143
Citigroup, Inc.	408,222	28,588
Citizens Financial Group, Inc.	11,643	412
Columbia Banking System, Inc.	1,179	43
Comerica, Inc.	4,501	327
Commerce Bancshares, Inc.	2,429	145
Community Bank System, Inc.	625	41
Cullen/Frost Bankers, Inc.	1,967	184
CVB Financial Corp.	5,947	125
First Busey Corp.	4,164	110
First Financial Bankshares, Inc.	3,915	121
First Horizon National Corp.	12,415	185
First Interstate BancSystem, Inc., Class A	2,896	115
First Merchants Corp.	3,226	122
First Midwest Bancorp, Inc.	1,215	25
First Republic Bank	1,606	157
Glacier Bancorp, Inc.	1,164	47
Goldman Sachs Group, Inc. (The)	3,736	764
Home BancShares, Inc.	6,837	132
Hope Bancorp, Inc.	2,682	37
Huntington Bancshares, Inc.	29,937	414
Independent Bank Corp.	447	34
Independent Bank Group, Inc.	1,957	108
KeyCorp	26,743	475
LegacyTexas Financial Group, Inc.	2,825	115
Morgan Stanley	21,711	951
NBT Bancorp, Inc.	656	25
Northern Trust Corp.	3,604	324
PNC Financial Services Group, Inc. (The)	7,098	974
Prosperity Bancshares, Inc.	2,184	144
Regions Financial Corp.	27,541	411
S&T Bancorp, Inc.	166	6
ServisFirst Bancshares, Inc.	3,141	108
Simmons First National Corp., Class A	1,339	31
South State Corp.	1,638	121
State Street Corp.	7,949	446
SunTrust Banks, Inc.	8,900	559
Towne Bank	4,041	110
UMB Financial Corp.	1,792	118
US Bancorp	413,359	21,660
Webster Financial Corp.	3,600	172
Wells Fargo & Co.	694,480	32,863
WesBanco, Inc.	3,356	129

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Westamerica Bancorporation	383	24
Wintrust Financial Corp.	1,608	118
Zions Bancorp NA	4,641	213

		138,772

Diversified Financial Services — 0.6%
Air Lease Corp., Class A	341	14
American Express Co.	5,467	675
Ameriprise Financial, Inc.	2,164	314
BlackRock, Inc., Class A	1,940	911
CME Group, Inc., Class A	3,191	619
Discover Financial Services	4,779	371
Eaton Vance Corp.	1,748	75
Evercore, Inc., Class A	392	35
Franklin Resources, Inc.	6,036	210
Intercontinental Exchange, Inc.	4,867	418
Mastercard, Inc., Class A	2,767	732
Nasdaq, Inc.	1,268	122
Raymond James Financial, Inc.	1,500	127
SEI Investments Co.	555	31
T Rowe Price Group, Inc.	3,862	424
TD Ameritrade Holding Corp.	3,810	190
Visa, Inc., Class A	6,006	1,042

		6,310

Insurance — 0.6%
Aflac, Inc.	9,627	528
Allstate Corp. (The)	4,426	450
American Financial Group, Inc.	577	59
Aon plc, (United Kingdom)	1,433	277
Argo Group International Holdings Ltd., (Bermuda)	101	7
Arthur J Gallagher & Co.	1,752	153
Assurant, Inc.	848	90
Assured Guaranty Ltd., (Bermuda)	561	24
Axis Capital Holdings Ltd., (Bermuda)	926	55
Brown & Brown, Inc.	732	25
Chubb Ltd., (Switzerland)	5,441	801
Cincinnati Financial Corp.	1,759	182
CNO Financial Group, Inc.	1,180	20
Erie Indemnity Co., Class A	121	31
Everest Re Group Ltd., (Bermuda)	503	124
Fidelity National Financial, Inc.	5,778	233
First American Financial Corp.	1,593	86
Hanover Insurance Group, Inc. (The)	292	37
Hartford Financial Services Group, Inc. (The)	5,825	325
Horace Mann Educators Corp.	201	8
Lincoln National Corp.	3,841	248
Marsh & McLennan Cos., Inc.	5,364	535
MetLife, Inc.	20,526	1,020
Old Republic International Corp.	4,702	105

SECURITY DESCRIPTION	SHARES	VALUE($)

Insurance — continued
Primerica, Inc.	124	15
Prudential Financial, Inc.	9,806	990
Reinsurance Group of America, Inc., Class A	803	125
RenaissanceRe Holdings Ltd., (Bermuda)	78	14
RLI Corp.	23	2
Selective Insurance Group, Inc.	109	8
Torchmark Corp.	499	45
Travelers Cos., Inc. (The)	3,504	524
Unum Group	4,798	161
WR Berkley Corp.	534	35

		7,342

Private Equity — 0.0% (g)
Kennedy-Wilson Holdings, Inc.	1,926	39

Real Estate — 0.0% (g)
Jones Lang LaSalle, Inc.	204	29

Savings & Loans — 0.0% (g)
Investors Bancorp, Inc.	13,067	146
Northwest Bancshares, Inc.	2,159	38
Provident Financial Services, Inc.	1,251	30
Washington Federal, Inc.	3,651	128
WSFS Financial Corp.	2,523	104

		446

Total Financials		152,938

Industrial — 4.5%
Aerospace/Defense — 3.0%
Arconic, Inc.	18,327	473
Boeing Co. (The)	30,833	11,224
General Dynamics Corp.	15,869	2,885
Harris Corp.	6,259	1,184
L3 Technologies, Inc.	3,636	891
Lockheed Martin Corp.	14,800	5,380
Northrop Grumman Corp.	9,345	3,020
Raytheon Co.	16,047	2,790
TransDigm Group, Inc. (a)	2,246	1,087
United Technologies Corp.	48,051	6,256

		35,190

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	978	56
Johnson Controls International plc	13,956	577
Lennox International, Inc.	118	32
Masco Corp.	1,592	62
MDU Resources Group, Inc.	2,688	69
Owens Corning	733	43
Simpson Manufacturing Co., Inc.	52	3
Vulcan Materials Co.	557	77

		919

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Electrical Components & Equipments — 0.1%
Emerson Electric Co.	11,666	778
Hubbell, Inc., Class B	681	89
Littelfuse, Inc.	35	6

		873

Electronics — 0.2%
Allegion plc, (Ireland)	372	41
Amphenol Corp., Class A	1,374	132
Brady Corp., Class A	139	7
FLIR Systems, Inc.	656	35
Gentex Corp.	2,067	51
Honeywell International, Inc.	7,956	1,389
National Instruments Corp.	1,100	46
nVent Electric plc, (United Kingdom)	1,858	46
SYNNEX Corp.	356	35
TE Connectivity Ltd., (Switzerland)	3,637	348
Watts Water Technologies, Inc., Class A	17	2

		2,132

Engineering & Construction — 0.0% (g)
Exponent, Inc.	34	2

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	1,274	47
Republic Services, Inc., Class A	2,445	212
Tetra Tech, Inc.	33	3
Waste Management, Inc.	4,448	513

		775

Hand/Machine Tools — 0.0% (g)
Franklin Electric Co., Inc.	15	1
Lincoln Electric Holdings, Inc.	610	50
MSA Safety, Inc.	154	16
Regal Beloit Corp.	124	10
Snap-on, Inc.	607	101
Stanley Black & Decker, Inc.	1,515	219

		397

Machinery — Construction & Mining — 0.1%
BWX Technologies, Inc.	418	22
Caterpillar, Inc.	8,927	1,217
Oshkosh Corp.	315	26
Terex Corp.	46	1

		1,266

Machinery — Diversified — 0.1%
AGCO Corp.	99	8
Altra Industrial Motion Corp.	210	8
Applied Industrial Technologies, Inc.	180	11
Cummins, Inc.	2,575	441
Dover Corp.	1,449	145
Graco, Inc.	813	41
IDEX Corp.	416	72
Nordson Corp.	171	24
Rockwell Automation, Inc.	1,629	267

SECURITY DESCRIPTION	SHARES	VALUE($)

Machinery — Diversified — continued
Roper Technologies, Inc.	285	104
Wabtec Corp.	374	27
Xylem, Inc.	947	79

		1,227

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	528	27
Worthington Industries, Inc.	116	5

		32

Miscellaneous Manufacturers — 0.4%
3M Co.	10,867	1,884
AO Smith Corp.	1,130	53
AptarGroup, Inc.	265	33
Carlisle Cos., Inc.	240	34
Donaldson Co., Inc.	732	37
Eaton Corp. plc	9,295	774
Hillenbrand, Inc.	315	13
Illinois Tool Works, Inc.	4,908	740
Ingersoll-Rand plc	2,427	307
ITT, Inc.	197	13
Textron, Inc.	10,684	567
Trinity Industries, Inc.	1,708	35

		4,490

Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom) (a)	7,755	89
Packaging Corp. of America	1,509	144
Silgan Holdings, Inc.	80	2
Sonoco Products Co.	1,145	75
WestRock Co.	6,833	249

		559

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	2,196	494

Transportation — 0.4%
CH Robinson Worldwide, Inc.	1,604	135
CSX Corp.	5,831	451
Expeditors International of Washington, Inc.	1,018	77
FedEx Corp.	2,318	381
JB Hunt Transport Services, Inc.	367	34
Kansas City Southern	518	63
Ryder System, Inc.	813	47
Union Pacific Corp.	8,534	1,443
United Parcel Service, Inc., Class B	14,927	1,542

		4,173

Trucking & Leasing — 0.0% (g)
GATX Corp.	277	22
Greenbrier Cos., Inc. (The)	59	2

		24

Total Industrials		52,553

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Technology — 16.6%
Computers — 1.9%
Accenture plc, (Ireland), Class A	5,867	1,084
Apple, Inc.	92,794	18,366
Fortinet, Inc. (a)	13,998	1,075
Hewlett Packard Enterprise Co.	20,171	302
HP, Inc.	22,689	472
NetApp, Inc.	6,897	425
Seagate Technology plc	3,795	179
Western Digital Corp.	4,413	210

		22,113

Office/Business Equipment — 0.0% (g)
Xerox Corp.	5,579	197

Semiconductors — 0.6%
Analog Devices, Inc.	3,955	446
AVX Corp.	38	1
Broadcom, Inc.	8,165	2,350
KLA-Tencor Corp.	2,279	269
Lam Research Corp.	2,078	390
Maxim Integrated Products, Inc.	4,453	266
Microchip Technology, Inc.	2,029	176
MKS Instruments, Inc.	109	9
NVIDIA Corp.	1,451	238
Power Integrations, Inc.	12	1
Skyworks Solutions, Inc.	1,745	135
Texas Instruments, Inc.	14,872	1,707
Xilinx, Inc.	1,793	212

		6,200

Software — 14.1%
Activision Blizzard, Inc.	3,011	142
Adobe, Inc. (a)	47,058	13,866
ANSYS, Inc. (a)	8,094	1,658
Autodesk, Inc. (a)	21,180	3,450
Broadridge Financial Solutions, Inc.	985	126
Cadence Design Systems, Inc. (a)	27,103	1,919
Citrix Systems, Inc.	12,062	1,184
Fidelity National Information Services, Inc.	1,871	230
Intuit, Inc.	25,954	6,783
j2 Global, Inc.	342	30
Jack Henry & Associates, Inc.	360	48
Microsoft Corp.	778,956	104,349
MSCI, Inc., Class A	437	104
Oracle Corp.	259,158	14,764
Red Hat, Inc. (a)	17,143	3,219
salesforce.com, Inc. (a)	74,890	11,363
Synopsys, Inc. (a)	14,456	1,860

		165,095

Total Technology		193,605

SECURITY DESCRIPTION	SHARES	VALUE($)

Utilities — 0.7%
Electric — 0.6%
AES Corp.	11,597	194
ALLETE, Inc.	575	48
Alliant Energy Corp.	3,341	164
American Electric Power Co., Inc.	8,962	789
Avista Corp.	871	39
Black Hills Corp.	550	43
CenterPoint Energy, Inc.	10,110	289
CMS Energy Corp.	3,731	216
Consolidated Edison, Inc.	6,448	565
DTE Energy Co.	3,129	400
El Paso Electric Co.	241	16
Evergy, Inc.	4,040	243
Eversource Energy	4,674	354
IDACORP, Inc.	498	50
MGE Energy, Inc.	137	10
NextEra Energy, Inc.	6,726	1,378
NorthWestern Corp.	629	45
OGE Energy Corp.	3,224	137
Ormat Technologies, Inc.	15	1
Otter Tail Corp.	274	15
Pinnacle West Capital Corp.	1,675	158
PNM Resources, Inc.	674	34
Portland General Electric Co.	966	52
Public Service Enterprise Group, Inc.	8,737	514
Sempra Energy	4,175	574
WEC Energy Group, Inc.	4,605	384
Xcel Energy, Inc.	8,146	485

		7,197

Gas — 0.1%
Atmos Energy Corp.	1,115	117
National Fuel Gas Co.	1,171	62
New Jersey Resources Corp.	807	40
NiSource, Inc.	5,061	146
South Jersey Industries, Inc.	1,275	43
Southwest Gas Holdings, Inc.	528	47
Spire, Inc.	569	48
UGI Corp.	1,513	81

		584

Water — 0.0% (g)
American States Water Co.	60	5
American Water Works Co., Inc.	1,517	176
Aqua America, Inc.	2,002	83
California Water Service Group	69	3

		267

Total Utilities		8,048

Total Common Stocks (Cost $1,165,324)		1,165,804

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — 1.0%
Time Deposits — 1.0%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/01/2019	9,013	9,013
Brown Brothers Harriman, 1.76%, 07/01/2019	2,319	2,319

Total Short-Term Investments
(Cost $11,332)		11,332

Total Investments — 100.7% (Cost — $1,176,656)*		1,177,136

Liabilities in Excess of Other Assets — (0.7)%		(7,832)

NET ASSETS — 100.0%		$1,169,304

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

E-mini Russell 2000 Index	1	09/2019	USD	77	1

NASDAQ 100 E-mini Index	2	09/2019	USD	302	6

S&P 500 E-mini Index	11	09/2019	USD	1,606	14

Total unrealized appreciation (depreciation)					21

Summary of Investments by Industry, June 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	22.0%

Pharmaceuticals	15.2%

Software	14.0%

Banks	11.8%

Biotechnology	6.2%

Oil & Gas	6.0%

Healthcare — Services	5.1%

Agriculture	4.2%

Aerospace/Defense	3.0%

Computers	1.9%

Retail	1.2%

Others (Each less than 1.0%)	8.4%

Short-Term Investments	1.0%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than $500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 97.9%

Australia — 0.2%
BHP Group plc	39,321	1,006
MMG Ltd. (a)	212,000	74

		1,080

Austria — 0.3%
ANDRITZ AG	1,327	50
Erste Group Bank AG	5,607	208
OMV AG	32,008	1,560
Raiffeisen Bank International AG	2,696	63
Verbund AG	1,241	65
voestalpine AG	2,113	66

		2,012

Belgium — 2.0%
Ageas	28,200	1,467
Anheuser-Busch InBev SA	113,888	10,078
Colruyt SA	1,046	61
Groupe Bruxelles Lambert SA	1,552	152
KBC Group NV	4,673	307
Proximus SADP	2,770	82
Solvay SA	1,431	149
Telenet Group Holding NV	857	48
UCB SA	11,667	968
Umicore SA	3,589	115

		13,427

Brazil — 0.2%
Ambev SA	12,778	59
BB Seguridade Participacoes SA	25,451	215
Equatorial Energia SA	14,430	345
Hypera SA	22,403	175
IRB Brasil Resseguros S/A	1,589	41
Magazine Luiza SA	1,200	66
Raia Drogasil SA	902	18
Rumo SA (a)	14,540	78
Sul America SA	4,376	43

		1,040

Canada — 4.1%
Agnico Eagle Mines Ltd.	4,518	232
Alimentation Couche-Tard, Inc., Class B	8,457	532
AltaGas Ltd.	5,345	81
Atco Ltd., Class I	1,487	50
Aurora Cannabis, Inc. (a)	13,702	107
Bank of Montreal	12,316	930
Bank of Nova Scotia (The)	23,644	1,270
Barrick Gold Corp.	33,906	535
BCE, Inc.	2,964	135
BlackBerry Ltd. (a)	9,947	74
Bombardier, Inc., Class B (a)	40,448	68
Brookfield Asset Management, Inc., Class A	16,294	780

SECURITY DESCRIPTION	SHARES	VALUE($)

Canada — continued
CAE, Inc.	5,159	139
Cameco Corp.	7,734	83
Canadian Imperial Bank of Commerce	8,572	674
Canadian National Railway Co.	13,965	1,292
Canadian Natural Resources Ltd.	23,233	626
Canadian Pacific Railway Ltd.	2,705	637
Canadian Tire Corp. Ltd., Class A	1,161	127
Canadian Utilities Ltd., Class A	2,452	69
Canopy Growth Corp. (a)	3,942	159
CCL Industries, Inc., Class B	2,876	141
Cenovus Energy, Inc.	20,341	179
CGI, Inc. (a)	4,758	366
CI Financial Corp.	4,469	73
Constellation Software, Inc.	388	366
Cronos Group, Inc. (a)	3,619	58
Dollarama, Inc.	5,790	204
Emera, Inc.	1,110	45
Empire Co. Ltd.	3,390	85
Enbridge, Inc.	39,020	1,409
Encana Corp.	29,069	149
Fairfax Financial Holdings Ltd.	534	262
First Capital Realty, Inc.	3,405	57
First Quantum Minerals Ltd.	13,176	125
Fortis, Inc.	8,248	326
Franco-Nevada Corp.	3,583	304
George Weston Ltd.	1,460	111
Gildan Activewear, Inc., Class A	3,975	154
Great-West Lifeco, Inc.	5,374	124
H&R Real Estate Investment Trust	2,755	48
Husky Energy, Inc.	6,750	64
Hydro One Ltd. (e)	6,399	112
iA Financial Corp., Inc.	2,065	84
IGM Financial, Inc.	1,662	47
Imperial Oil Ltd.	5,234	145
Intact Financial Corp.	2,678	247
Inter Pipeline Ltd.	7,857	122
Keyera Corp.	4,026	104
Kinross Gold Corp. (a)	24,355	94
Kirkland Lake Gold Ltd.	3,860	166
Loblaw Cos. Ltd.	3,576	183
Lundin Mining Corp.	12,636	70
Magna International, Inc.	6,101	304
Manulife Financial Corp.	37,923	689
Methanex Corp.	1,279	58
Metro, Inc.	4,957	186
National Bank of Canada	6,451	306
Nutrien Ltd.	11,645	623
Onex Corp.	1,626	98
Open Text Corp.	5,177	214
Pembina Pipeline Corp.	9,850	367
Power Corp. of Canada	5,758	124

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued

Canada — continued
Power Financial Corp.	5,175	119
PrairieSky Royalty Ltd.	4,125	58
Quebecor, Inc., Class B	3,434	82
Restaurant Brands International, Inc.	4,595	320
RioCan Real Estate Investment Trust	2,901	58
Rogers Communications, Inc., Class B	7,042	377
Royal Bank of Canada	27,733	2,204
Saputo, Inc.	4,516	135
Shaw Communications, Inc., Class B	8,973	183
Shopify, Inc., Class A (a)	1,901	571
SmartCentres Real Estate Investment Trust	1,374	35
SNC-Lavalin Group, Inc.	3,335	67
Stars Group, Inc. (The) (a)	4,183	71
Sun Life Financial, Inc.	11,556	479
Suncor Energy, Inc.	30,478	951
TC Energy Corp.	17,787	882
Teck Resources Ltd., Class B	9,718	224
TELUS Corp.	3,807	141
Thomson Reuters Corp.	3,858	249
Toronto-Dominion Bank (The)	35,418	2,070
Tourmaline Oil Corp.	4,890	62
Vermilion Energy, Inc.	2,951	64
West Fraser Timber Co. Ltd.	1,033	47
Wheaton Precious Metals Corp.	8,594	208
WSP Global, Inc.	2,050	113

		27,363

Chile — 0.2%
Aguas Andinas SA, Class A	376,600	223
Antofagasta plc	7,180	85
Banco de Chile	5,078,003	746
Banco de Credito e Inversiones SA	1,313	91
Cia Cervecerias Unidas SA	2,215	31
Colbun SA	228,207	47
Enel Americas SA	253,771	45
SACI Falabella	54,997	357

		1,625

China — 2.7%
3SBio, Inc. (a) (e)	111,000	190
51job, Inc., ADR (a)	2,821	213
Agricultural Bank of China Ltd., Class H	959,000	401
Alibaba Group Holding Ltd., ADR (a)	3,847	652
ANTA Sports Products Ltd.	32,000	221
Autohome, Inc., ADR (a)	528	45
Baidu, Inc., ADR (a)	1,919	225
Bank of China Ltd., Class H	1,234,000	521
Bank of Communications Co. Ltd., Class A	30,300	27
Bank of Communications Co. Ltd., Class H	189,000	144

SECURITY DESCRIPTION	SHARES	VALUE($)

China — continued
Baozun, Inc., ADR (a)	3,498	174
BeiGene Ltd., ADR (a)	3,119	387
Beijing Capital International Airport Co. Ltd., Class H	114,000	100
CGN Power Co. Ltd., Class H (e)	863,000	238
China Aoyuan Group Ltd.	107,000	150
China CITIC Bank Corp. Ltd., Class H	296,000	169
China Conch Venture Holdings Ltd.	142,000	502
China Construction Bank Corp., Class H	115,000	99
China Everbright Bank Co. Ltd., Class H	240,000	110
China Life Insurance Co. Ltd., Class H	29,000	72
China Medical System Holdings Ltd.	120,000	110
China Minsheng Banking Corp. Ltd., Class A	29,100	27
China Oriental Group Co. Ltd.	96,000	56
China Petroleum & Chemical Corp., Class H	586,000	399
China Railway Signal & Communication Corp. Ltd., Class H (e)	363,000	264
China Reinsurance Group Corp., Class H	1,244,000	221
China Resources Pharmaceutical Group Ltd. (e)	148,000	167
China Telecom Corp. Ltd., Class H	1,128,000	568
China Tower Corp. Ltd., Class H (e)	346,000	91
China Yangtze Power Co. Ltd., Class A (a)	22,000	57
China Zhongwang Holdings Ltd.	146,800	74
CIFI Holdings Group Co. Ltd.	228,000	150
CNOOC Ltd.	35,000	60
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	292,000	173
CRRC Corp. Ltd., Class H	162,000	135
Ctrip.com International Ltd., ADR (a)	1,348	50
Dali Foods Group Co. Ltd. (e)	125,500	83
Dongfeng Motor Group Co. Ltd., Class H	190,000	156
ENN Energy Holdings Ltd.	10,200	99
Future Land Development Holdings Ltd.	156,000	205
Fuyao Glass Industry Group Co. Ltd., Class H (e)	20,000	62
GDS Holdings Ltd., ADR (a)	5,243	197
Genscript Biotech Corp. (a)	80,000	201
GOME Retail Holdings Ltd. (a)	2,272,000	244
Gree Electric Appliances, Inc. of Zhuhai, Class A	100	1
Greentown Service Group Co. Ltd.	90,000	73
Haitian International Holdings Ltd.	55,000	114
Hengan International Group Co. Ltd.	32,000	236
HengTen Networks Group Ltd. (a)	1,972,000	47
Hua Hong Semiconductor Ltd. (e)	41,000	80
Huadian Power International Corp. Ltd., Class H	214,000	85

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — continued
Huaneng Power International, Inc., Class H	420,000	247
Huaneng Renewables Corp. Ltd., Class H (a)	410,000	113
Industrial & Commercial Bank of China Ltd., Class H	461,000	337
Industrial Bank Co. Ltd., Class A	10,200	27
Inner Mongolia Yitai Coal Co. Ltd., Class B	228,400	248
Jiangsu Expressway Co. Ltd., Class H	274,000	390
Kaisa Group Holdings Ltd.	205,000	101
Kingdee International Software Group Co. Ltd.	204,000	221
Kingsoft Corp. Ltd. (a)	71,000	154
KWG Group Holdings Ltd.	108,000	110
Lenovo Group Ltd.	380,000	294
Li Ning Co. Ltd.	172,000	407
Luye Pharma Group Ltd. (e)	98,500	71
NetEase, Inc., ADR	766	196
New Oriental Education & Technology Group, Inc., ADR (a)	2,260	218
Noah Holdings Ltd., ADR (a)	2,595	110
PetroChina Co. Ltd., Class H	466,000	257
Ping An Insurance Group Co. of China Ltd., Class H	12,000	144
Semiconductor Manufacturing International Corp. (a)	263,500	294
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	328,000	298
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	237,840	288
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	64,400	127
Shanghai Pudong Development Bank Co. Ltd., Class A	17,000	29
Shenzhou International Group Holdings Ltd.	31,600	436
Shui On Land Ltd.	315,000	73
Sihuan Pharmaceutical Holdings Group Ltd.	334,000	75
Sino-Ocean Group Holding Ltd.	259,000	110
Sinopec Shanghai Petrochemical Co. Ltd., Class H	172,000	69
Sinopharm Group Co. Ltd., Class H	32,400	114
Sinotrans Ltd., Class H	183,000	67
Sinotruk Hong Kong Ltd.	59,000	102
SOHO China Ltd.	185,000	65
TAL Education Group, ADR (a)	3,003	114
Tencent Holdings Ltd.	5,800	262
Tong Ren Tang Technologies Co. Ltd., Class H	53,000	63
TravelSky Technology Ltd., Class H	30,000	60
Uni-President China Holdings Ltd.	113,000	126

SECURITY DESCRIPTION	SHARES	VALUE($)

China — continued
Want Want China Holdings Ltd.	115,000	94
Xinyi Solar Holdings Ltd.	272,000	134
Yangzijiang Shipbuilding Holdings Ltd.	218,500	248
Yihai International Holding Ltd. (a)	41,000	213
Yum China Holdings, Inc.	10,570	488
Yuzhou Properties Co. Ltd.	142,000	67
YY, Inc., ADR (a)	4,264	297
Zhaojin Mining Industry Co. Ltd., Class H	330,000	370
Zhongsheng Group Holdings Ltd.	48,500	135
Zhuzhou CRRC Times Electric Co. Ltd., Class H	15,100	80
ZTE Corp., Class H	18,800	54
ZTO Express Cayman, Inc., ADR	2,701	52

		17,774

Colombia — 0.0% (g)
Grupo Argos SA	5,209	28

Czech Republic — 0.1%
CEZ AS (a)	2,297	55
Komercni banka as	3,868	154
Moneta Money Bank AS (e)	27,606	95

		304

Denmark — 2.0%
AP Moller—Maersk A/S, Class A	69	80
AP Moller—Maersk A/S, Class B	129	161
Carlsberg A/S, Class B	16,040	2,128
Chr Hansen Holding A/S	1,994	188
Coloplast A/S, Class B	2,235	253
Danske Bank A/S	12,524	198
Demant A/S (a)	2,067	64
DSV A/S	3,336	328
Genmab A/S (a)	1,146	211
H Lundbeck A/S	6,330	251
ISS A/S	2,874	87
Novo Nordisk A/S, Class B	158,194	8,080
Novozymes A/S, Class B	4,080	190
Orsted A/S (e)	3,536	306
Pandora A/S	1,903	68
Tryg A/S	18,564	604
Vestas Wind Systems A/S	3,649	316

		13,513

Egypt — 0.0% (g)
Commercial International Bank Egypt SAE, GDR	400	2

Finland — 0.9%
Elisa OYJ	2,590	126
Fortum OYJ	8,463	187
Kone OYJ, Class B	6,311	373
Metso OYJ	1,917	75

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Neste OYJ	7,951	270
Nokia OYJ	105,042	523
Nokian Renkaat OYJ	2,262	71
Nordea Bank Abp	56,427	410
Orion OYJ, Class B	9,549	350
Sampo OYJ, Class A	68,395	3,229
Stora Enso OYJ, Class R	10,593	125
UPM-Kymmene OYJ	10,032	267
Wartsila OYJ Abp	8,632	125

		6,131

France — 12.5%
Accor SA	3,539	152
Aeroports de Paris	540	95
Air Liquide SA	7,997	1,119
Airbus SE	10,840	1,534
Alstom SA	3,019	140
Amundi SA (e)	1,102	77
Arkema SA	1,254	117
Atos SE	1,793	150
AXA SA	299,333	7,861
BioMerieux	754	62
BNP Paribas SA	20,941	993
Bollore SA	15,990	71
Bouygues SA	4,154	154
Bureau Veritas SA	5,230	129
Capgemini SE	2,963	368
Carrefour SA	11,216	217
Casino Guichard Perrachon SA	1,000	34
Cie de Saint-Gobain	9,165	358
Cie Generale des Etablissements Michelin SCA	3,174	401
CNP Assurances	26,368	598
Covivio	831	87
Credit Agricole SA	21,581	258
Danone SA	92,347	7,819
Dassault Aviation SA	46	66
Dassault Systemes SE	2,433	388
Edenred	4,527	231
Eiffage SA	1,461	144
Electricite de France SA	11,616	146
Engie SA	34,326	520
EssilorLuxottica SA	5,260	685
Eurazeo SE	732	51
Eutelsat Communications SA	3,178	59
Faurecia SA	1,383	64
Gecina SA	888	133
Getlink SE	8,012	128
Hermes International	588	424
ICADE	542	50
Iliad SA	483	54

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Imerys SA	651	34
Ingenico Group SA	1,093	97
Ipsen SA	3,450	471
JCDecaux SA	1,356	41
Kering SA	1,411	833
Klepierre SA	3,967	133
Legrand SA	4,969	363
L’Oreal SA	4,694	1,335
LVMH Moet Hennessy Louis Vuitton SE	5,171	2,198
Natixis SA	17,209	69
Orange SA	37,358	589
Pernod Ricard SA	31,771	5,851
Peugeot SA	11,043	272
Publicis Groupe SA	4,013	212
Remy Cointreau SA	3,303	476
Renault SA	3,632	228
Safran SA	6,093	891
Sanofi	103,176	8,917
Sartorius Stedim Biotech	503	79
Schneider Electric SE	10,240	927
SCOR SE	25,108	1,101
SEB SA	411	74
Societe BIC SA	460	35
Societe Generale SA	14,306	361
Sodexo SA	1,682	197
Suez	6,223	90
Teleperformance	1,094	219
Thales SA	2,007	248
TOTAL SA	514,941	28,885
Ubisoft Entertainment SA (a)	1,523	119
Unibail—Rodamco-Westfield	2,574	386
Valeo SA	4,478	146
Veolia Environnement SA	10,116	246
Vinci SA	9,467	967
Vivendi SA	16,936	465
Wendel SA	505	69
Worldline SA (a) (e)	1,497	109

		83,670

Germany — 7.1%
1&1 Drillisch AG	966	32
adidas AG	3,358	1,039
Allianz SE (Registered)	65,494	15,796
Axel Springer SE	884	62
BASF SE	17,100	1,244
Bayer AG (Registered)	85,705	5,944
Bayerische Motoren Werke AG	6,141	454
Beiersdorf AG	1,904	228
Brenntag AG	2,982	146
Carl Zeiss Meditec AG	733	72
Commerzbank AG	18,243	131
Continental AG	2,059	300

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Covestro AG (e)	3,333	170
Daimler AG (Registered)	16,930	944
Delivery Hero SE (a) (e)	2,047	93
Deutsche Bank AG (Registered)	36,902	284
Deutsche Boerse AG	3,541	500
Deutsche Lufthansa AG (Registered)	4,327	74
Deutsche Post AG (Registered)	18,521	609
Deutsche Telekom AG (Registered)	62,084	1,076
Deutsche Wohnen SE	6,718	246
E.ON SE	40,808	443
Evonik Industries AG	3,394	99
Fraport AG Frankfurt Airport Services Worldwide	757	65
Fresenius Medical Care AG & Co. KGaA	4,031	317
Fresenius SE & Co. KGaA	7,747	421
GEA Group AG	2,794	79
Hannover Rueck SE	9,331	1,509
HeidelbergCement AG	2,812	227
Henkel AG & Co. KGaA	1,983	182
HOCHTIEF AG	450	55
HUGO BOSS AG	1,154	77
Infineon Technologies AG	23,302	414
Innogy SE (e)	2,530	120
KION Group AG	1,183	75
Knorr-Bremse AG	880	98
LANXESS AG	1,584	94
Merck KGaA	11,910	1,244
METRO AG	3,280	60
MTU Aero Engines AG	982	234
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,078	5,785
Puma SE	1,511	101
RWE AG	10,285	254
SAP SE	18,297	2,508
Siemens AG (Registered)	14,242	1,696
Siemens Healthineers AG (e)	2,732	115
Symrise AG, Class A	2,426	234
Telefonica Deutschland Holding AG	16,249	45
thyssenkrupp AG	7,369	108
TUI AG	8,028	79
Uniper SE	3,665	111
United Internet AG (Registered)	2,239	74
Volkswagen AG	591	101
Vonovia SE	9,128	436
Wirecard AG	2,184	369
Zalando SE (a) (e)	2,282	101

		47,374

Greece — 0.1%
Hellenic Telecommunications Organization SA (a)	4,930	73
JUMBO SA	2,412	47

SECURITY DESCRIPTION	SHARES	VALUE($)

Greece — continued
Motor Oil Hellas Corinth Refineries SA	3,529	90
OPAP SA	4,593	52
Titan Cement Co. SA	5,911	115

		377

Hong Kong — 2.3%
Alibaba Pictures Group Ltd. (a)	1,230,000	264
ASM Pacific Technology Ltd.	26,400	271
Bank of East Asia Ltd. (The)	112,600	315
China Agri-Industries Holdings Ltd.	210,000	68
China Education Group Holdings Ltd.	55,000	86
China Everbright Ltd.	82,000	121
China First Capital Group Ltd. (a)	510,000	152
China Gas Holdings Ltd.	31,200	116
China Jinmao Holdings Group Ltd.	452,000	275
China Mengniu Dairy Co. Ltd. (a)	44,000	171
China Merchants Port Holdings Co. Ltd.	28,000	48
China Mobile Ltd.	89,000	810
China Power International Development Ltd.	396,000	97
China Resources Beer Holdings Co. Ltd.	58,000	276
China Resources Gas Group Ltd.	34,000	169
China Resources Power Holdings Co. Ltd.	56,000	82
China Traditional Chinese Medicine Holdings Co. Ltd.	196,000	95
China Unicom Hong Kong Ltd.	62,000	68
CITIC Ltd.	192,000	276
COSCO SHIPPING Ports Ltd.	348,000	343
Dairy Farm International Holdings Ltd.	29,600	212
Far East Horizon Ltd.	193,000	197
Guangdong Investment Ltd.	418,000	826
Hang Lung Properties Ltd.	174,000	414
HK Electric Investments & HK Electric Investments Ltd.	231,500	237
HKT Trust & HKT Ltd.	335,000	532
Hutchison China MediTech Ltd., ADR (a)	8,460	186
Hysan Development Co. Ltd.	54,000	279
Kerry Properties Ltd.	56,000	235
Kingboard Holdings Ltd.	58,000	162
Kingboard Laminates Holdings Ltd.	91,500	84
Kunlun Energy Co. Ltd.	78,000	68
Lee & Man Paper Manufacturing Ltd.	255,000	178
Link REIT	183,000	2,252
Melco Resorts & Entertainment Ltd., ADR	17,976	390
New World Development Co. Ltd.	533,000	834
NWS Holdings Ltd.	137,000	282
PCCW Ltd.	382,000	220
Shanghai Industrial Holdings Ltd.	43,000	93
Shangri-La Asia Ltd.	112,000	141
Shenzhen International Holdings Ltd.	124,000	246
Shenzhen Investment Ltd.	260,000	96
Sino Land Co. Ltd.	264,000	443

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
SJM Holdings Ltd.	174,000	198
SSY Group Ltd.	130,000	117
Sun Art Retail Group Ltd.	84,500	80
Techtronic Industries Co. Ltd.	119,500	915
Towngas China Co. Ltd. (a)	85,000	61
Vitasoy International Holdings Ltd.	64,000	308
Wharf Holdings Ltd. (The)	107,000	284
Wheelock & Co. Ltd.	71,000	510
Yue Yuen Industrial Holdings Ltd.	64,000	176
Yuexiu Property Co. Ltd.	618,000	140

		15,499

Hungary — 0.1%
MOL Hungarian Oil & Gas plc	16,880	188
OTP Bank Nyrt	2,465	98
Richter Gedeon Nyrt	12,486	230

		516

India — 1.5%
Ambuja Cements Ltd.	52,441	162
Ashok Leyland Ltd.	103,446	131
Asian Paints Ltd.	17,932	353
Bajaj Finance Ltd.	2,974	159
Bajaj Finserv Ltd.	1,245	154
Bharat Forge Ltd.	18,307	119
Bharti Infratel Ltd.	14,133	55
Britannia Industries Ltd.	4,481	178
Cipla Ltd.	5,654	45
Coal India Ltd.	11,305	42
Container Corp. Of India Ltd.	17,991	148
Dabur India Ltd.	59,107	342
Divi’s Laboratories Ltd.	6,803	157
Dr Reddy’s Laboratories Ltd.	11,006	409
Eicher Motors Ltd.	14	4
Glenmark Pharmaceuticals Ltd.	12,081	78
Havells India Ltd.	21,480	244
HCL Technologies Ltd.	19,953	308
Hindalco Industries Ltd.	100,579	302
Hindustan Unilever Ltd.	13,817	358
Housing Development Finance Corp. Ltd.	4,569	145
ICICI Lombard General Insurance Co. Ltd. (e)	11,345	182
Indiabulls Housing Finance Ltd., ADR	24,149	212
Infosys Ltd.	46,152	492
InterGlobe Aviation Ltd. (e)	9,330	211
ITC Ltd.	13,389	53
LIC Housing Finance Ltd.	26,144	212
Lupin Ltd.	22,072	241
Mahindra & Mahindra Financial Services Ltd.	26,462	148
Marico Ltd.	76,631	411
Maruti Suzuki India Ltd.	235	22

SECURITY DESCRIPTION	SHARES	VALUE($)

India — continued
Nestle India Ltd.	544	94
Page Industries Ltd.	482	145
Petronet LNG Ltd.	87,277	311
Pidilite Industries Ltd.	12,916	228
Piramal Enterprises Ltd.	7,208	203
Power Grid Corp. of India Ltd.	31,571	94
REC Ltd.	60,732	145
Reliance Industries Ltd. (a)	7,415	135
Shriram Transport Finance Co. Ltd.	12,976	203
Sun Pharmaceutical Industries Ltd.	9,180	53
Tata Consultancy Services Ltd.	13,291	429
Tata Power Co. Ltd. (The)	97,050	97
Tech Mahindra Ltd.	20,117	206
Titan Co. Ltd.	7,193	139
United Spirits Ltd. (a)	25,296	214
UPL Ltd.	30,910	421
Wipro Ltd.	82,532	336
Zee Entertainment Enterprises Ltd.	45,957	225

		9,755

Indonesia — 0.5%
Adaro Energy Tbk. PT	1,199,100	116
Bank Central Asia Tbk. PT	410,700	872
Bank Tabungan Negara Persero Tbk. PT	345,400	60
Barito Pacific Tbk. PT	441,500	100
Bukit Asam Tbk. PT	223,400	47
Bumi Serpong Damai Tbk. PT (a)	646,100	70
Gudang Garam Tbk. PT	19,900	108
Hanjaya Mandala Sampoerna Tbk. PT	858,700	191
Indah Kiat Pulp & Paper Corp. Tbk. PT	241,100	160
Indofood CBP Sukses Makmur Tbk. PT	167,000	120
Indofood Sukses Makmur Tbk. PT	552,100	275
Jasa Marga Persero Tbk. PT	174,500	71
Pabrik Kertas Tjiwi Kimia Tbk. PT	120,700	107
Pakuwon Jati Tbk. PT	1,358,300	70
Semen Indonesia Persero Tbk. PT	264,400	217
Surya Citra Media Tbk. PT	672,400	77
Telekomunikasi Indonesia Persero Tbk. PT	1,215,300	356
Unilever Indonesia Tbk. PT	92,600	295

		3,312

Ireland — 0.6%
AerCap Holdings NV (a)	2,409	125
AIB Group plc	14,828	61
Bank of Ireland Group plc	17,680	92
CRH plc	15,021	491
DCC plc	1,880	168
Flutter Entertainment plc	1,428	107
Kerry Group plc, Class A	23,770	2,838
Kingspan Group plc	2,942	160
Smurfit Kappa Group plc	4,378	133

		4,175

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Isle of Man — 0.0% (g)
GVC Holdings plc	10,596	88

Italy — 2.7%
Assicurazioni Generali SpA	169,054	3,183
Atlantia SpA	9,325	243
Davide Campari-Milano SpA	86,756	850
Enel SpA	151,421	1,056
ENI SpA	550,957	9,161
Ferrari NV	2,274	369
FinecoBank Banca Fineco SpA	9,425	105
Intesa Sanpaolo SpA	277,386	594
Leonardo SpA	7,283	92
Mediobanca Banca di Credito Finanziario SpA	11,307	117
Moncler SpA	3,458	148
Pirelli & C SpA (e)	7,284	43
Poste Italiane SpA (e)	80,520	848
Prysmian SpA	4,395	91
Recordati SpA	9,576	399
Snam SpA	43,820	218
Telecom Italia SpA (a)	166,111	91
Telecom Italia SpA	109,768	57
Terna Rete Elettrica Nazionale SpA	26,223	167
UniCredit SpA	37,231	458

		18,290

Luxembourg — 0.1%
ArcelorMittal	12,571	225
Aroundtown SA	14,385	118
Eurofins Scientific SE (a)	209	92
Millicom International Cellular SA, SDR	1,204	68
Reinet Investments SCA	3,956	64
RTL Group SA	704	36
SES SA, Class A	6,633	104
Tenaris SA	8,599	113

		820

Macau — 0.1%
MGM China Holdings Ltd.	84,000	143
Wynn Macau Ltd.	135,200	302

		445

Malaysia — 0.8%
AirAsia Group Bhd.	135,100	89
Alliance Bank Malaysia Bhd.	92,700	84
AMMB Holdings Bhd.	152,200	156
British American Tobacco Malaysia Bhd.	14,300	100
DiGi.Com Bhd.	56,100	68
Fraser & Neave Holdings Bhd.	25,900	217
Gamuda Bhd.	172,900	157
Genting Plantations Bhd.	30,600	74
HAP Seng Consolidated Bhd.	80,600	194

SECURITY DESCRIPTION	SHARES	VALUE($)

Malaysia — continued
Hartalega Holdings Bhd.	133,800	170
Hong Leong Bank Bhd.	98,400	453
IHH Healthcare Bhd.	156,600	220
IJM Corp. Bhd.	240,600	140
IOI Corp. Bhd.	25,600	26
Kuala Lumpur Kepong Bhd.	28,400	169
Malayan Banking Bhd.	279,400	601
Maxis Bhd.	101,700	137
Nestle Malaysia Bhd.	700	25
Petronas Chemicals Group Bhd.	86,900	177
Petronas Dagangan Bhd.	16,400	101
PPB Group Bhd.	37,000	167
Press Metal Aluminium Holdings Bhd.	122,400	130
Public Bank Bhd.	131,200	731
QL Resources Bhd.	62,100	103
Sime Darby Bhd.	236,300	129
Sime Darby Property Bhd.	229,800	57
SP Setia Bhd. Group	142,200	74
Telekom Malaysia Bhd.	105,500	102
Tenaga Nasional Bhd.	62,000	208
Top Glove Corp. Bhd.	137,800	164
Westports Holdings Bhd.	106,500	102
YTL Corp. Bhd.	244,000	66

		5,391

Mexico — 0.1%
Arca Continental SAB de CV	26,619	144
Coca-Cola Femsa SAB de CV	7,605	47
Fresnillo plc	4,026	45
Gruma SAB de CV, Class B	6,016	57
Infraestructura Energetica Nova SAB de CV	26,977	106
Wal-Mart de Mexico SAB de CV	115,890	316

		715

Netherlands — 11.0%
ABN AMRO Bank NV, CVA, GDR (e)	7,884	169
Adyen NV (a) (e)	193	149
Aegon NV	274,960	1,366
Akzo Nobel NV	4,240	398
ASML Holding NV	7,925	1,649
EXOR NV	1,975	138
Heineken Holding NV	17,288	1,811
Heineken NV	38,829	4,328
ING Groep NV	72,454	839
Koninklijke Ahold Delhaize NV	22,269	500
Koninklijke DSM NV	3,368	416
Koninklijke KPN NV	66,582	204
Koninklijke Philips NV	17,243	750
Koninklijke Vopak NV	1,725	79
NN Group NV	47,428	1,907
NXP Semiconductors NV	5,507	537

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
QIAGEN NV (a)	4,405	179
Randstad NV	2,169	119
Royal Dutch Shell plc, Class A	958,820	31,294
Royal Dutch Shell plc, Class B	811,187	26,580
Wolters Kluwer NV	5,208	379

		73,791

Norway — 1.3%
Aker BP ASA	1,967	57
DNB ASA	17,965	335
Equinor ASA	216,916	4,303
Gjensidige Forsikring ASA	30,722	619
Mowi ASA	65,861	1,541
Norsk Hydro ASA	24,489	88
Orkla ASA	113,135	1,004
Schibsted ASA, Class B	1,785	46
Telenor ASA	13,771	293
Yara International ASA	3,401	165

		8,451

Pakistan — 0.0% (g)
Habib Bank Ltd.	51,700	37
MCB Bank Ltd.	96,900	106

		143

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	5,252	88
Credicorp Ltd.	2,631	602

		690

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	50,110	54
Aboitiz Power Corp.	273,600	186
Alliance Global Group, Inc.	338,900	102
Bank of the Philippine Islands	175,240	269
BDO Unibank, Inc.	144,790	396
DMCI Holdings, Inc.	344,700	69
Globe Telecom, Inc.	2,930	129
GT Capital Holdings, Inc.	7,730	142
International Container Terminal Services, Inc.	129,120	369
Jollibee Foods Corp.	53,660	295
Manila Electric Co.	23,390	177
Megaworld Corp. (a)	931,000	111
Metro Pacific Investments Corp.	1,210,000	113
Metropolitan Bank & Trust Co.	70,440	98
Robinsons Land Corp.	179,700	93
Security Bank Corp.	40,110	133
SM Investments Corp.	2,240	42
Universal Robina Corp.	26,030	84

		2,862

SECURITY DESCRIPTION	SHARES	VALUE($)

Poland — 0.0% (g)
Bank Polska Kasa Opieki SA	4,027	121
Cyfrowy Polsat SA	6,966	55

		176

Portugal — 0.3%
EDP—Energias de Portugal SA	47,705	181
Galp Energia SGPS SA	108,572	1,670
Jeronimo Martins SGPS SA	4,583	74

		1,925

Qatar — 0.3%
Barwa Real Estate Co.	19,838	186
Commercial Bank PQSC (The)	97,240	123
Masraf Al Rayan QSC	320,450	335
Qatar Electricity & Water Co. QSC	53,500	245
Qatar Islamic Bank SAQ	91,820	418
Qatar National Bank QPSC	65,510	342

		1,649

Russia — 0.0% (g)
Evraz plc	9,198	78
Rosneft Oil Co. PJSC (Registered), GDR	16,992	111

		189

Saudi Arabia — 0.0% (g)
Saudi Telecom Co.	10	—	(h)

Singapore — 0.8%
Ascendas Real Estate Investment Trust	227,300	524
BOC Aviation Ltd. (e)	27,900	234
CapitaLand Commercial Trust	238,600	383
CapitaLand Mall Trust	231,700	451
City Developments Ltd.	42,700	299
ComfortDelGro Corp. Ltd.	197,600	389
Golden Agri-Resources Ltd.	614,900	132
Keppel Corp. Ltd.	130,600	643
SATS Ltd.	65,300	252
Sembcorp Industries Ltd.	96,100	171
Singapore Exchange Ltd.	66,300	388
Singapore Press Holdings Ltd.	300	1
Singapore Technologies Engineering Ltd.	144,100	441
Suntec Real Estate Investment Trust	176,200	253
UOL Group Ltd.	43,700	244
Venture Corp. Ltd.	26,000	314

		5,119

South Africa — 0.1%
AngloGold Ashanti Ltd.	7,578	136
Bidvest Group Ltd. (The)	3,763	51
Fortress REIT Ltd., Class A	146,568	223
Gold Fields Ltd.	12,787	69
Investec plc	12,421	81
SPAR Group Ltd. (The)	2,176	29

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Tiger Brands Ltd.	1,460	23
Vodacom Group Ltd.	10,007	85

		697

South Korea — 1.9%
BGF retail Co. Ltd.	691	126
BNK Financial Group, Inc.	23,660	154
Celltrion Pharm, Inc. (a)	1,350	56
Celltrion, Inc. (a)	304	54
Cheil Worldwide, Inc.	8,441	215
CJ CheilJedang Corp.	872	224
CJ Corp.	1,262	110
CJ ENM Co. Ltd.	931	143
CJ Logistics Corp. (a)	1,382	161
Daelim Industrial Co. Ltd.	2,423	242
Daewoo Engineering & Construction Co. Ltd. (a)	15,768	68
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,246	92
DB Insurance Co. Ltd.	9,108	468
Doosan Bobcat, Inc.	4,300	136
E-MART, Inc.	2,176	264
Fila Korea Ltd.	4,808	319
GS Engineering & Construction Corp.	5,229	183
GS Holdings Corp.	4,560	202
GS Retail Co. Ltd.	2,734	93
Hanmi Pharm Co. Ltd.	561	196
Hanmi Science Co. ltd	1,461	86
Hanon Systems	16,638	168
Hanwha Chemical Corp.	9,440	186
Hanwha Corp.	3,403	79
Hanwha Life Insurance Co. Ltd.	36,260	103
HDC Hyundai Development Co.-Engineering & Construction	2,244	85
Helixmith Co. Ltd. (a)	1,258	184
HLB, Inc. (a)	2,901	89
Hotel Shilla Co. Ltd.	2,772	233
Hyundai Department Store Co. Ltd.	1,235	89
Hyundai Engineering & Construction Co. Ltd.	6,779	315
Hyundai Glovis Co. Ltd.	336	47
Hyundai Heavy Industries Holdings Co. Ltd.	860	242
Hyundai Marine & Fire Insurance Co. Ltd.	8,279	204
Hyundai Mobis Co. Ltd.	202	41
Kangwon Land, Inc.	9,574	251
KCC Corp.	510	122
Kia Motors Corp.	3,386	129
Korea Aerospace Industries Ltd.	6,409	200
Korea Electric Power Corp.	2,252	50
Korea Gas Corp.	2,977	109
Korea Investment Holdings Co. Ltd.	3,682	258

SECURITY DESCRIPTION	SHARES	VALUE($)

South Korea — continued
Korean Air Lines Co. Ltd.	4,067	102
KT&G Corp.	5,363	458
Kumho Petrochemical Co. Ltd.	1,619	137
LG Innotek Co. Ltd.	1,262	120
Lotte Chemical Corp.	71	16
Lotte Corp.	317	12
Lotte Shopping Co. Ltd.	319	44
Medy-Tox, Inc.	425	166
Meritz Securities Co. Ltd.	25,734	119
Mirae Asset Daewoo Co. Ltd.	34,507	245
NAVER Corp.	1,024	101
NCSoft Corp.	408	169
NH Investment & Securities Co. Ltd.	12,253	154
OCI Co. Ltd.	1,624	131
Orange Life Insurance Ltd. (e)	2,867	79
Orion Corp.	2,103	169
Ottogi Corp.	107	63
Pan Ocean Co. Ltd. (a)	22,923	92
Pearl Abyss Corp. (a)	547	101
POSCO Chemical Co. Ltd.	2,025	94
Posco International Corp.	4,435	71
S-1 Corp.	4,314	365
Samsung Biologics Co. Ltd. (a) (e)	197	55
Samsung Card Co. Ltd.	2,684	89
Samsung Electronics Co. Ltd.	6,092	248
Samsung Engineering Co. Ltd. (a)	13,637	203
Samsung Fire & Marine Insurance Co. Ltd.	1,293	300
Samsung Heavy Industries Co. Ltd. (a)	38,622	273
Samsung Life Insurance Co. Ltd.	3,491	253
Samsung Securities Co. Ltd.	5,572	189
Shinsegae, Inc.	628	164
SillaJen, Inc. (a)	5,213	223
SK Hynix, Inc.	2,096	126
SK Telecom Co. Ltd.	1,909	428
Woongjin Coway Co. Ltd.	5,623	377
Yuhan Corp.	770	163

		12,875

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	4,780	191
Aena SME SA (e)	1,293	256
Amadeus IT Group SA	8,262	655
Banco Bilbao Vizcaya Argentaria SA	125,151	698
Banco de Sabadell SA	110,510	115
Banco Santander SA	302,281	1,401
Bankia SA	26,042	61
Bankinter SA	13,501	93
CaixaBank SA	68,222	196
Cellnex Telecom SA (a) (e)	3,745	139
Endesa SA	6,084	156

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Ferrovial SA	9,373	240
Grifols SA	5,718	169
Iberdrola SA	109,254	1,088
Industria de Diseno Textil SA	20,315	611
Mapfre SA	168,299	492
Naturgy Energy Group SA	6,169	170
Red Electrica Corp. SA	8,067	168
Repsol SA	306,549	4,811
Siemens Gamesa Renewable Energy SA	4,798	80
Telefonica SA	87,616	720

		12,510

Sweden — 1.1%
Alfa Laval AB	5,729	125
Assa Abloy AB, Class B	18,616	420
Atlas Copco AB, Class A	12,485	400
Atlas Copco AB, Class B	7,395	213
Boliden AB	4,980	128
Electrolux AB, Class B	4,107	105
Epiroc AB, Class A	12,000	125
Epiroc AB, Class B	7,101	70
Essity AB, Class B	11,302	348
Hennes & Mauritz AB, Class B	15,151	269
Hexagon AB, Class B	4,891	272
Husqvarna AB, Class B	7,604	71
ICA Gruppen AB	1,648	71
Industrivarden AB, Class C	3,042	67
Investor AB, Class B	8,459	407
Kinnevik AB, Class B	4,719	123
L E Lundbergforetagen AB, Class B	1,384	52
Lundin Petroleum AB	3,409	106
Sandvik AB	21,006	386
Securitas AB, Class B	5,702	100
Skandinaviska Enskilda Banken AB, Class A	30,518	282
Skanska AB, Class B	6,194	112
SKF AB, Class B	6,918	127
Svenska Handelsbanken AB, Class A	28,633	283
Swedbank AB, Class A	17,047	257
Swedish Match AB	26,471	1,119
Tele2 AB, Class B	9,655	141
Telefonaktiebolaget LM Ericsson, Class B	57,584	547
Telia Co. AB	53,079	235
Volvo AB, Class B	27,561	438

		7,399

Switzerland — 17.1%
ABB Ltd. (Registered)	34,376	689
Adecco Group AG (Registered)	3,020	181
Alcon, Inc. (a)	8,031	496
Baloise Holding AG (Registered)	7,534	1,334
Barry Callebaut AG (Registered)	322	646
Chocoladefabriken Lindt & Spruengli AG	159	1,157

SECURITY DESCRIPTION	SHARES	VALUE($)

Switzerland — continued
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,220
Cie Financiere Richemont SA (Registered)	9,718	826
Clariant AG (Registered) (a)	3,626	74
Coca-Cola HBC AG (a)	29,864	1,128
Credit Suisse Group AG (Registered) (a)	47,939	574
Dufry AG (Registered) (a)	785	67
EMS-Chemie Holding AG (Registered)	150	97
Geberit AG (Registered)	693	324
Givaudan SA (Registered)	171	483
Glencore plc (a)	207,211	717
Julius Baer Group Ltd. (a)	4,171	186
Kuehne + Nagel International AG (Registered)	984	146
LafargeHolcim Ltd. (Registered) (a)	9,039	442
Lonza Group AG (Registered) (a)	1,381	466
Nestle SA (Registered)	457,878	47,401
Novartis AG (Registered)	199,294	18,194
Pargesa Holding SA	702	54
Partners Group Holding AG	351	276
Roche Holding AG	64,582	18,160
Schindler Holding AG	779	174
Schindler Holding AG (Registered)	366	80
SGS SA (Registered)	101	257
Sika AG (Registered)	2,371	405
Sonova Holding AG (Registered)	1,047	238
STMicroelectronics NV	12,919	229
Straumann Holding AG (Registered)	192	170
Swatch Group AG (The)	546	157
Swatch Group AG (The) (Registered)	1,016	55
Swiss Life Holding AG (Registered)	5,285	2,620
Swiss Prime Site AG (Registered) (a)	1,383	121
Swiss Re AG	47,062	4,782
Swisscom AG (Registered)	489	246
Temenos AG (Registered) (a)	1,211	217
UBS Group AG (Registered) (a)	71,789	853
Vifor Pharma AG	4,156	601
Zurich Insurance Group AG	23,353	8,126

		114,669

Taiwan — 2.5%
Acer, Inc. (a)	248,000	154
Advantech Co. Ltd.	38,000	324
Airtac International Group	11,000	124
Asia Cement Corp.	193,000	296
Asustek Computer, Inc.	30,000	215
AU Optronics Corp.	958,000	287
Cathay Financial Holding Co. Ltd. (a)	49,000	68
Chailease Holding Co. Ltd.	101,000	419
Chicony Electronics Co. Ltd.	151,000	372
China Airlines Ltd.	244,000	77

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
China Development Financial Holding Corp.	286,000	87
China Life Insurance Co. Ltd.	226,656	181
Chunghwa Telecom Co. Ltd.	216,000	786
Compal Electronics, Inc.	447,000	293
E.Sun Financial Holding Co. Ltd.	370,000	310
Eclat Textile Co. Ltd.	17,000	218
Eva Airways Corp.	257,000	124
Evergreen Marine Corp. Taiwan Ltd.	194,000	78
Far EasTone Telecommunications Co. Ltd.	322,000	811
Feng TAY Enterprise Co. Ltd.	26,000	203
First Financial Holding Co. Ltd.	1,167,000	857
Formosa Petrochemical Corp.	49,000	175
Formosa Plastics Corp.	32,000	118
Formosa Taffeta Co. Ltd.	79,000	100
Foxconn Technology Co. Ltd.	81,000	165
Giant Manufacturing Co. Ltd.	26,000	204
Highwealth Construction Corp.	69,000	110
Hiwin Technologies Corp.	19,000	160
Hua Nan Financial Holdings Co. Ltd.	744,000	500
Innolux Corp.	757,000	179
Inventec Corp.	218,000	173
Lite-On Technology Corp., ADR	203,000	297
Mega Financial Holding Co. Ltd.	188,000	187
Micro-Star International Co. Ltd.	59,000	168
Nien Made Enterprise Co. Ltd.	14,000	105
Novatek Microelectronics Corp.	50,000	279
Phison Electronics Corp.	13,000	119
Pou Chen Corp.	194,000	241
Powertech Technology, Inc.	96,000	235
President Chain Store Corp.	36,000	348
Quanta Computer, Inc.	32,000	62
Realtek Semiconductor Corp.	42,000	309
Ruentex Development Co. Ltd.	47,000	67
Ruentex Industries Ltd.	30,000	73
Shin Kong Financial Holding Co. Ltd.	912,000	277
SinoPac Financial Holdings Co. Ltd.	935,000	393
Standard Foods Corp.	49,000	96
Synnex Technology International Corp.	271,000	341
TaiMed Biologics, Inc. (a)	16,000	82
Taishin Financial Holding Co. Ltd.	826,000	381
Taiwan Business Bank	779,000	343
Taiwan Cement Corp.	400,000	593
Taiwan Cooperative Financial Holding Co. Ltd.	1,271,000	852
Taiwan High Speed Rail Corp.	277,000	408
Taiwan Mobile Co. Ltd.	210,000	828
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	459
Tatung Co. Ltd. (a)	165,000	100

SECURITY DESCRIPTION	SHARES	VALUE($)

Taiwan — continued
Uni-President Enterprises Corp.	10,000	27
United Microelectronics Corp.	67,000	30
Vanguard International Semiconductor Corp.	78,000	164
Walsin Technology Corp.	27,000	143
Win Semiconductors Corp.	29,000	187
Winbond Electronics Corp.	259,000	127
Wistron Corp.	246,000	192
WPG Holdings Ltd.	207,000	269
Zhen Ding Technology Holding Ltd.	37,000	118

		17,068

Thailand — 1.0%
Advanced Info Service PCL, NVDR	33,700	240
Airports of Thailand PCL, NVDR	254,500	610
Bangkok Dusit Medical Services PCL, NVDR	478,000	405
Bangkok Expressway & Metro PCL, NVDR	1,659,900	617
Banpu PCL, NVDR	395,800	194
BTS Group Holdings PCL, NVDR	1,725,300	675
Bumrungrad Hospital PCL, NVDR	78,000	430
Central Pattana PCL, NVDR	6,300	15
CP ALL PCL, NVDR	207,100	581
Electricity Generating PCL, NVDR	54,300	576
Energy Absolute PCL, NVDR	146,700	267
Gulf Energy Development PCL, NVDR	45,600	183
Home Product Center PCL, NVDR	380,800	217
Intouch Holdings PCL, NVDR	58,500	120
IRPC PCL, NVDR	1,290,100	211
Kasikornbank PCL, NVDR	23,800	146
Krung Thai Bank PCL, NVDR	453,500	288
Land & Houses PCL, NVDR	727,400	264
Minor International PCL, NVDR	26,100	35
Muangthai Capital PCL, NVDR	56,800	105
PTT Global Chemical PCL, NVDR	13,600	28
Ratch Group PCL, NVDR	64,500	140
Robinson PCL, NVDR	78,400	144
Siam Cement PCL (The), NVDR	5,100	79
Thai Union Group PCL, NVDR	378,300	226
TMB Bank PCL, NVDR	1,089,600	70
Total Access Communication PCL, NVDR	62,200	107

		6,973

United Arab Emirates — 0.2%
DP World plc	5,474	87
Dubai Islamic Bank PJSC	58,557	82
Emaar Development PJSC	27,302	30
Emirates Telecommunications Group Co. PJSC	92,302	419
First Abu Dhabi Bank PJSC	142,618	578
NMC Health plc	1,706	52

		1,248

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	27

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — 16.6%
3i Group plc	18,315	259
Admiral Group plc	3,438	96
Anglo American plc	19,773	565
Ashtead Group plc	8,897	255
Associated British Foods plc	53,482	1,674
AstraZeneca plc	116,451	9,520
Auto Trader Group plc (e)	17,015	118
Aviva plc	72,617	385
BAE Systems plc	59,519	374
Barclays plc	320,682	610
Barratt Developments plc	18,469	134
Berkeley Group Holdings plc	2,231	106
BP plc	4,387,739	30,568
British American Tobacco plc	342,842	11,971
British Land Co. plc (The)	16,497	113
BT Group plc	156,858	392
Bunzl plc	6,270	165
Burberry Group plc	7,850	186
Centrica plc	103,739	116
CNH Industrial NV	19,294	198
Coca-Cola European Partners plc	35,567	2,009
Compass Group plc	29,562	709
Croda International plc	2,462	160
Diageo plc	361,403	15,555
Direct Line Insurance Group plc	25,038	106
easyJet plc	2,893	35
Experian plc	16,962	514
Ferguson plc	4,337	309
Fiat Chrysler Automobiles NV	20,359	283
G4S plc	28,253	75
GlaxoSmithKline plc	456,294	9,146
Halma plc	7,226	186
Hargreaves Lansdown plc	5,182	127
HSBC Holdings plc	373,710	3,119
Imperial Brands plc	143,255	3,361
Informa plc	23,580	250
InterContinental Hotels Group plc	3,256	214
Intertek Group plc	3,055	214
ITV plc	65,971	90
J Sainsbury plc	32,087	80
John Wood Group plc	12,410	71
Johnson Matthey plc	3,726	157
Kingfisher plc	38,426	105
Land Securities Group plc	12,827	136
Legal & General Group plc	110,922	380
Lloyds Banking Group plc	1,328,342	954
London Stock Exchange Group plc	5,820	406
Marks & Spencer Group plc	35,507	95
Meggitt plc	14,146	94
Melrose Industries plc	92,120	212
Merlin Entertainments plc (e)	13,028	74

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Micro Focus International plc	6,386	168
Mondi plc	6,845	156
National Grid plc	63,614	676
Next plc	2,622	184
Ocado Group plc (a)	8,277	123
Pearson plc	15,015	156
Persimmon plc	6,114	155
Prudential plc	48,277	1,054
Reckitt Benckiser Group plc	13,172	1,040
RELX plc	36,540	886
Rentokil Initial plc	34,467	174
Rio Tinto plc	21,222	1,313
Rolls-Royce Holdings plc (a)	31,787	340
Royal Bank of Scotland Group plc	90,736	253
RSA Insurance Group plc	19,816	145
Sage Group plc (The)	20,580	210
Schroders plc	2,263	88
Segro plc	20,612	191
Severn Trent plc	4,320	112
Smith & Nephew plc	16,300	354
Smiths Group plc	7,379	147
Spirax-Sarco Engineering plc	1,410	165
SSE plc	19,266	275
St James’s Place plc	9,641	135
Standard Chartered plc	52,139	473
Standard Life Aberdeen plc	47,576	178
Taylor Wimpey plc	59,701	120
Tesco plc	183,910	530
Unilever NV, CVA	27,135	1,649
Unilever plc	20,667	1,283
United Utilities Group plc	12,417	124
Vodafone Group plc	497,461	815
Weir Group plc (The)	4,725	93
Whitbread plc	3,429	202
Wm Morrison Supermarkets plc	43,125	110
WPP plc	23,634	298

		111,406

United States — 0.1%
Bausch Health Cos., Inc. (a)	6,096	154
Carnival plc	2,996	132
Nexteer Automotive Group Ltd.	77,000	96

		382

Total Common Stocks (Cost $646,180)		654,948

Exchange-Traded Fund — 0.3%

United States — 0.3%
iShares MSCI Saudi Arabia ETF (Cost $2,162)	67,000	2,212

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Preferred Stocks — 0.2%

Brazil — 0.0% (g)
Telefonica Brasil SA	6,584	86

Colombia — 0.0% (g)
Grupo de Inversiones Suramericana SA	2,763	27

Germany — 0.2%
Bayerische Motoren Werke AG	1,013	63
FUCHS PETROLUB SE	1,266	49
Henkel AG & Co. KGaA	3,330	326
Porsche Automobil Holding SE	2,854	185
Sartorius AG	688	141
Volkswagen AG	3,478	586

		1,350

Total Preferred Stocks (Cost $1,456)		1,463

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Chile — 0.0% (g)
Enel Americas SA, expiring 07/26/2019 (a)	82,730	1

South Korea — 0.0% (g)
Helixmith Co. Ltd., expiring 08/05/2019 (a) (bb)	84	2

Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/08/2019 (a)	9,168	15
Repsol SA, expiring 07/04/2019 (a)	241,594	134

		149

Total Rights (Cost $152)		152

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 1.76%, 07/01/2019		920	920
Barclays SA, 1.76%, 07/01/2019		630	630
BNP Paribas SA, (0.58%), 07/01/2019	EUR	1,322	1,503
Brown Brothers Harriman,
(1.58%), 07/01/2019		CHF 396	405
(0.85%), 07/01/2019		DKK 147	22
(0.58%), 07/01/2019		EUR 4	4
(0.50%), 07/01/2019		SEK 86	9
0.36%, 07/01/2019		GBP 163	207
0.52%, 07/01/2019		NOK 145	17
0.60%, 07/01/2019		SGD 35	26
0.81%, 07/02/2019		CAD 77	59
1.76%, 07/01/2019		21	21
2.10%, 07/02/2019		HKD 1,742	223
5.69%, 07/01/2019		ZAR 79	6
Citibank NA,
(0.58%), 07/01/2019		EUR 73	84
0.36%, 07/01/2019		GBP 641	814
1.76%, 07/01/2019		1,138	1,138

Total Short-Term Investments (Cost $6,088)			6,088

Total Investments — 99.3% (Cost — $656,038)*			664,863

Other Assets in Excess of Liabilities — 0.7%			4,552

NET ASSETS — 100.0%			$669,415

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Euro Stoxx 50 Index	25	09/2019	EUR	976	9

FTSE 100 Index	6	09/2019	GBP	558	3

FTSE China A50 Index	4	07/2019	USD	54	(—	)(h)

MSCI Emerging Markets Index	39	09/2019	USD	1,978	77

Total unrealized appreciation (depreciation)					89

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	29

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

Summary of Investments by Industry, June 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil & Gas	21.6%

Pharmaceuticals	12.8%

Food	10.7%

Insurance	10.5%

Beverages	6.8%

Banks	5.3%

Agriculture	2.7%

Telecommunications	2.2%

Electric	1.5%

Diversified Financial Services	1.4%

Retail	1.4%

Chemicals	1.3%

Commercial Services	1.1%

Mining	1.1%

Real Estate	1.1%

Apparel	1.0%

Others (Each less than 1.0%)	16.6%

Short-Term Investments	0.9%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than $500.
(bb)	— Security has been valued using significant unobservable inputs.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2019

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$1,177,136
Cash	30
Deposits at broker for futures contracts	126
Deferred offering costs	95
Prepaid expenses	36
Receivables:
Investment securities sold	129
Fund shares sold	2,317
Interest and dividends from non-affiliates	1,270
Tax reclaims	2
Variation margin on futures contracts	8

Total Assets	1,181,149

LIABILITIES:
Payables:
Investment securities purchased	10,124
Fund shares redeemed	1,529
Accrued liabilities:
Investment advisory fees	34
Administration fees	40
Custodian and accounting fees	46
Trustees’ fees	1
Registration and filing fees	50
Other	21

Total Liabilities	11,845

Net Assets	$1,169,304

NET ASSETS:
Paid-in capital	$1,165,712
Total distributable earnings (loss)	3,592

Total Net Assets	$1,169,304

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	115,628
Net Asset Value, offering and redemption price per share (b):	$10.11
Cost of investments in non-affiliates	$1,176,656

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	31

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2019 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$664,863
Cash	6
Foreign currency, at value	144
Deposits at broker for futures contracts	218
Deferred offering costs	92
Prepaid expenses	31
Receivables:
Fund shares sold	6,175
Interest and dividends from non-affiliates	952
Tax reclaims	502
Variation margin on futures contracts	7

Total Assets	672,990

LIABILITIES:
Payables:
Investment securities purchased	2,454
Fund shares redeemed	934
Accrued liabilities:
Investment advisory fees	23
Administration fees	26
Custodian and accounting fees	76
Trustees’ fees	1
Registration and filing fees	33
Other	28

Total Liabilities	3,575

Net Assets	$669,415

NET ASSETS:
Paid-in capital	$658,478
Total distributable earnings (loss)	10,937

Total Net Assets	$669,415

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	66,679
Net Asset Value, offering and redemption price per share (b):	$10.04
Cost of investments in non-affiliates	$656,038
Cost of foreign currency	$144

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2019

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$99
Dividend income from non-affiliates	3,749
Foreign taxes withheld	(1)

Total investment income	3,847

EXPENSES:
Investment advisory fees	415
Administration fees	39
Custodian and accounting fees	46
Professional fees	23
Trustees’ fees	1
Printing and mailing costs	4
Registration and filing fees	51
Transfer agency fees	8
Recoupment of expense reimbursement	54
Offering costs	26
Interest expense	— (a)
Other	2

Total expenses	669

Less advisory fees waived	(350)
Less expense reimbursements	(54)

Net expenses	265

Net investment income (loss)	3,582

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(449)
Futures contracts	(42)

Net realized gain (loss)	(491)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	480
Futures contracts	21

Change in net unrealized appreciation (depreciation)	501

Net realized/unrealized gains (losses)	10

Change in net assets resulting from operations	$3,592

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	33

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$62
Dividend income from non-affiliates	7,304
Foreign taxes withheld	(766)

Total investment income	6,600

EXPENSES:
Investment advisory fees	260
Administration fees	26
Custodian and accounting fees	76
Professional fees	28
Trustees’ fees	1
Printing and mailing costs	3
Registration and filing fees	34
Transfer agency fees	8
Recoupment of expense reimbursement	63
Offering costs	29
Interest expense	9
Other	2

Total expenses	539

Less advisory fees waived	(212)
Less expense reimbursements	(63)

Net expenses	264

Net investment income (loss)	6,336

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(3,507)
Futures contracts	(1,006)
Foreign currency transactions	201
Forward foreign currency exchange contracts	(10)

Net realized gain (loss)	(4,322)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	8,825
Futures contracts	89
Foreign currency translations	9

Change in net unrealized appreciation (depreciation)	8,923

Net realized/unrealized gains (losses)	4,601

Change in net assets resulting from operations	$10,937

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2019

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*
Period Ended June 30, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,582
Net realized gain (loss)	(491)
Change in net unrealized appreciation (depreciation)	501

Change in net assets resulting from operations	3,592

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,165,712

NET ASSETS:
Change in net assets	1,169,304
Beginning of period	—

End of period	$1,169,304

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,190,415
Cost of shares redeemed	(24,703)

Total change in net assets resulting from capital transactions	$1,165,712

SHARE TRANSACTIONS:
Issued	118,105
Redeemed	(2,477)

Change in Shares	115,628

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund*
Period Ended June 30, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,336
Net realized gain (loss)	(4,322)
Change in net unrealized appreciation (depreciation)	8,923

Change in net assets resulting from operations	10,937

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	658,478

NET ASSETS:
Change in net assets	669,415
Beginning of period	—

End of period	$669,415

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$674,729
Cost of shares redeemed	(16,251)

Total change in net assets resulting from capital transactions	$658,478

SHARE TRANSACTIONS:
Issued	68,338
Redeemed	(1,659)

Change in Shares	66,679

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2019

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2019	SIX CIRCLES TRUST	37

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*
Six Months Ended June 30, 2019 (Unaudited)	$10.00	$0.05	$0.06	(f)	$0.11	$—	$—	$—

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.11	1.10%	$1,169,304	0.11%	2.21%	0.36%	1.93%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	39

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund*
Six Months Ended June 30, 2019 (Unaudited)	$10.00	$0.14	$(0.10)	$0.04	$—	$—	$—

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.04	0.40%	$669,415	0.19%	6.16%	0.45%	21.91%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2019	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended September 21, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but

42	SIX CIRCLES TRUST	JUNE 30, 2019

not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$3,965	$—	$—	$3,965
Communications	271,763	—	—	271,763
Consumer Cyclical	18,793	—	—	18,793
Consumer Non-cyclical	382,766	—	—	382,766
Energy	81,373	—	—	81,373
Financial	152,938	—	—	152,938
Industrial	52,553	—	—	52,553
Technology	193,605	—	—	193,605
Utilities	8,048	—	—	8,048

Total Common Stocks	1,165,804	—	—	1,165,804

Short-Term Investments
Time Deposits	—	11,332	—	11,332

Total Investments in Securities	$1,165,804	$11,332	$—	$1,177,136

Appreciation in Other Financial Instruments
Futures contracts	$21	$—	$—	$21

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,080	$—	$1,080
Austria	—	2,012	—	2,012
Belgium	—	13,427	—	13,427
Brazil	1,040	—	—	1,040
Canada	27,363	—	—	27,363
Chile	1,540	85	—	1,625

JUNE 30, 2019	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund—(Continued)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$3,418		$14,356	$—	$17,774
Colombia	28		—	—	28
Czech Republic	—		304	—	304
Denmark	279		13,234	—	13,513
Egypt	2		—	—	2
Finland	126		6,005	—	6,131
France	2,369		81,301	—	83,670
Germany	426		46,948	—	47,374
Greece	278		99	—	377
Hong Kong	1,542		13,957	—	15,499
Hungary	230		286	—	516
India	423		9,332	—	9,755
Indonesia	—		3,312	—	3,312
Ireland	3,291		884	—	4,175
Isle of Man	—		88	—	88
Italy	—		18,290	—	18,290
Luxembourg	168		652	—	820
Macau	—		445	—	445
Malaysia	169		5,222	—	5,391
Mexico	670		45	—	715
Netherlands	537		73,254	—	73,791
Norway	46		8,405	—	8,451
Pakistan	143		—	—	143
Peru	690		—	—	690
Philippines	1,090		1,772	—	2,862
Poland	—		176	—	176
Portugal	—		1,925	—	1,925
Qatar	766		883	—	1,649
Russia	—		189	—	189
Saudi Arabia	—	(a)	—	—	—	(a)
Singapore	—		5,119	—	5,119
South Africa	223		474	—	697
South Korea	2,368		10,507	—	12,875
Spain	—		12,510	—	12,510
Sweden	71		7,328	—	7,399
Switzerland	2,873		111,796	—	114,669
Taiwan	828		16,240	—	17,068
Thailand	—		6,973	—	6,973
United Arab Emirates	536		712	—	1,248
United Kingdom	2,009		109,397	—	111,406
United States	154		228	—	382

Total Common Stocks	55,696		599,252	—	654,948

Exchange-Traded Funds
United States	2,212		—	—	2,212

Preferred Stocks
Brazil	86		—	—	86
Colombia	27		—	—	27
Germany	—		1,350	—	1,350

Total Preferred Stocks	113		1,350	—	1,463

44	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Managed Equity Portfolio International Unconstrained Fund (Continued)

	Level 1 Quoted prices			Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rights
Chile		$1		$—	$—		$1
South Korea		—		—	2		2
Spain		149		—	—		149

Total Rights		150		—	2		152

Short-Term Investments
Time Deposits		—		6,088	—		6,088

Total Investments in Securities		$58,171		$606,690	$2		$664,863

Appreciation in Other Financial Instruments
Futures contracts		$89		$—	$—		$89

Depreciation in Other Financial Instruments
Futures contracts	$	(—)	(a)	$—	$—	$	(—)	(a)

(a) — Amount rounds to less than $500.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase+ or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JUNE 30, 2019	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

Note D(1) - D(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to manage interest rate risks associated with portfolio investments and/or to gain or reduce exposure to fluctuations of a particular sector, country or region as well as to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.

Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$21

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

46	SIX CIRCLES TRUST	JUNE 30, 2019

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation		$89

Gross Liabilities:
Equity contracts	Receivables, Net Assets — Unrealized Depreciation	$	(-	)(b)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	Amount rounds to less than $500.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2019, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(42)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$21

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(1,006)	$—	$(1,006)
Foreign Exchange contracts	—	(10)	(10)

Total	$(1,006)	$(10)	$(1,016)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$89

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts activity during the period ended June 30, 2019 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund (a)
Futures Contracts:
Average Notional Amount Long	$3,112	$26,404

(a)	The Fund invested in an immaterial volume of Forward Foreign Currency Exchange Contracts during the period, and no positions were held as of June 30, 2019.

JUNE 30, 2019	SIX CIRCLES TRUST	47

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

G. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

H. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

I. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to

48	SIX CIRCLES TRUST	JUNE 30, 2019

recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2019, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

J. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser receives a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. As of June 30, 2019, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, are amortized over a period not longer than twelve months from the date the Fund commenced operations.

JUNE 30, 2019	SIX CIRCLES TRUST	49

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2020, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2020, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2020, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2019 are as follows (amounts in thousands):

Fund	Fees reimbursed for the period ended June 30, 2019	Total potential recoupment amount June 30, 2019	Potential recoupment amount expiring June 30, 2022
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*	$54	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund*	63	—	—

Totals	$117	$—	$—

*	Fund has recouped all eligible expenses during the period.

H. Cross Trades — The Funds may participate in purchase and sale transactions with the Funds or other funds or accounts that have a common investment adviser (or Sub-Adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2019, the aggregate value of purchases and sale cross trades with other funds or accounts, including those entered by Sub-Advisers, were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$20,814	$5,425
Six Circles Managed Equity Portfolio International Unconstrained Fund	50,267	2,487

There were no cross trades between the Funds during the period.

4. Investment Transactions

During the period ended June 30, 2019, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$1,182,305	$16,532	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	763,643	110,317	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

50	SIX CIRCLES TRUST	JUNE 30, 2019

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of June 30, 2019, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Netherlands	Switzerland	United Kingdom
12.5%	11.0%	17.1%	16.6%

As of June 30, 2019, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund primarily invests in a portfolio of equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies.

The Six Circles Managed Equity Portfolio International Unconstrained Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2019 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$1,176,656	$25,846	$(25,345)	$501
Six Circles Managed Equity Portfolio International Unconstrained Fund	656,038	24,601	(15,687)	8,914

7. Ownership Concentration

As of June 30, 2019, each of the Funds had one affiliated omnibus account for the benefit of its clients which owned 100% of its outstanding shares.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

JUNE 30, 2019	SIX CIRCLES TRUST	51

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2019 (Unaudited) (continued)

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early adopted the above guidance and determined there to be no impact on the current period financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

52	SIX CIRCLES TRUST	JUNE 30, 2019

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund at the beginning of the reporting period, April 10, 2019, and continued to hold your shares at the end of the reporting period, June 30, 2019.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value April 10, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Actual*	$1,000.00	$1,011.00	$0.25	0.11%
Hypothetical**	1,000.00	1,024.38	0.56	0.11
Six Circles Managed Equity Portfolio International Unconstrained Fund
Actual*	1,000.00	1,004.00	0.43	0.19
Hypothetical**	1,000.00	1,023.98	0.96	0.19

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**

Expenses are equal to the Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 81/365 (to reflect the actual period). Commencement of operations was April 10, 2019.

JUNE 30, 2019	SIX CIRCLES TRUST	53

Board Review and Initial Approval of Advisory and Sub-Advisory Agreements for the Managed Equity Portfolio Funds

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), the Sub-Advisers (as defined below) or their affiliates (the “Independent Trustees”), as part of the Board’s quarterly meeting for the Trust, met in person on November 27-28, 2018 (the “Meeting”) to consider and approve (i) the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the Six Circles Managed Equity Portfolio International Unconstrained Fund (each a “Fund” and together, the “Funds”), each a series of the Trust, and JPMPI; (ii) the proposed Sub-Advisory Agreement between JPMPI and BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”), (the “Sub-Advisory Agreement”); and (iii) the proposed Interim Sub-Advisory Agreement between JPMPI and Russell Investments Implementation Services, LLC (the “Interim Agreement” and, together with the Sub-Advisory Agreement and the Advisory Agreement, the “Agreements”) each for an initial term of two years. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement, the Sub-Advisory Agreement and the Interim Agreement.

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting detailed information from JPMPI and each Sub-Adviser in connection with the proposed Advisory Agreement, the Sub-Advisory Agreement and the Interim Agreement in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and information for consideration by the Trustees, which were included in the materials for the Meeting (together, the “15(c) Materials”). Following receipt and review, the Independent Trustees and their counsel, Ropes & Gray, held a separate conference call to consider the 15(c) Materials and related proposed advisory, sub-advisory, and interim sub-advisory arrangements in anticipation of the upcoming in person Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the Advisory Agreement, the Sub-Advisory Agreement and the Interim Agreement. The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the Advisory Agreement, the Sub-Advisory Agreement and the Interim Agreement, the Board did not

identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the Advisory Agreement, the Sub-Advisory Agreement and the Interim Agreement, the Board took into account the wide variety of materials relating to the services to be provided by JPMPI, BlackRock, and RIIS (with respect to interim sub-advisory services) provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. The Board reviewed information relating to, among other things, proposed Fund operations, including the compliance programs of the Adviser, BlackRock and RIIS, valuation, and other information related to personnel of the Adviser, BlackRock and RIIS that would be providing investment management services to the Funds. They further reviewed information related to the proposed interim sub-advisory services to be provided by RIIS, including information related to the capabilities of RIIS to manage various asset categories represented in the Funds on an interim basis as and when called for, and the circumstances under which RIIS may be utilized by JPMPI as an interim sub-adviser in connection with JPMPI’s selection and oversight of the Funds’ sub-advisers. They also reviewed comparative fee information prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of investment company performance and fee and expense data, a memorandum provided by Ropes & Gray regarding the responsibilities of the Board in considering the approval of the Agreements for the Funds, and information regarding personnel who would be providing investment management services to the Funds.

Representatives of BlackRock and RIIS also participated in the Meeting, at which the Board discussed the proposed arrangements with BlackRock and RIIS. The Independent Trustees also discussed the proposed Advisory Agreement, Sub-Advisory Agreement and Interim Agreement in an executive session of the Meeting with Ropes & Gray at which no representatives of JPMPI, BlackRock or RIIS were present.

Review Process. In connection with the approval of the Advisory Agreement, Sub-Advisory Agreement and Interim Agreement, the Board reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Ropes & Gray. The Board additionally considered the written information provided by the Adviser, BlackRock and RIIS in response to the Board’s requests for information, and other information provided by JPMPI. The

54	SIX CIRCLES TRUST	JUNE 30, 2019

Board also heard oral presentations on matters related to the Advisory Agreement, Sub-Advisory Agreement and Interim Agreement, as well as related arrangements from representatives of JPMPI and RIIS. In deciding to approve the Advisory Agreement, Sub-Advisory Agreement and Interim Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management process of JPMPI, BlackRock, and RIIS (if and when called upon to serve as an interim sub-adviser), including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Board also considered the nature, extent and quality of the various services that JPMPI would provide under the Advisory Agreement. The Board also noted JPMPI’s commitment to investing in information technology supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered its review of JPMPI’s policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each sub-adviser; and its processes to keep the Trustees informed about matters relevant to the Funds and their shareholders.

Similarly, the Board considered the sub-advisory services proposed to be provided by each BlackRock and RIIS to the Funds. The Board also considered information about BlackRock’s and RIIS’s investment personnel responsible for providing services under the Sub-Advisory Agreement and Interim Agreement, respectively. The Board reviewed the nature and quality of BlackRock and RIIS’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Board reviewed the experience and capabilities of RIIS’s portfolio management personnel. The Board noted the certificates received from JPMPI, BlackRock and RIIS regarding both their compliance programs and codes of ethics, which noted that JPMPI, BlackRock and RIIS each had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services to be provided, respectively, by JPMPI, BlackRock and RIIS and that JPMPI, BlackRock and RIIS had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by JPMPI, BlackRock, and RIIS under the Advisory Agreement, Sub-Advisory Agreement and Interim Agreement (if and when called upon to serve as an interim sub-adviser), respectively, were likely to benefit the Funds and their shareholders.

Investment Performance. Since the Funds had not yet commenced operations, the Board did not receive or consider investment performance information related to the Funds. The Board considered the manner in which the Adviser, BlackRock and RIIS proposed to manage the Funds or particular sleeves of the Funds, as well as BlackRock’s and RIIS’s performance records in managing accounts similar to the strategies they will use to manage their respective sleeves of the Funds, as applicable, as described in the 15(c) Materials. The Board also discussed the background and experience of BlackRock and RIIS and their personnel. The Board concluded that based on the experience of the Adviser, BlackRock and RIIS (if and when called upon to serve as an interim sub-adviser), the Adviser had a reasonable expectation of delivering acceptable performance to shareholders of the Funds.

Advisory Fees and Total Expenses. JPMPI reported to the Board that, in proposing fees and expenses for each Fund, JPMPI considered a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Funds. The Board noted JPMPI’s explanation that the proposed advisory fee is consistent across all series of the Trust and each applicable sleeve because each Fund and sleeve is expected to receive similar investment management services from JPMPI, including asset allocation, investment oversight and other management services, as the existing series of the Trust.

The Board next reviewed the proposed advisory fee schedule under the Advisory Agreement, Sub-Advisory Agreement and Interim Agreement for the Funds. The Board noted that the Adviser had: (1) agreed to contractually reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to BlackRock and RIIS. The Board considered how these agreements would affect the expenses borne by Fund shareholders.

The Board reviewed the proposed advisory fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds, as well as the universe of other similar funds. The Board compared each of the Funds’ estimated total expenses to other funds in the applicable peer group provided by Broadridge and found the

JUNE 30, 2019	SIX CIRCLES TRUST	55

Board Review and Initial Approval of Advisory and Sub-Advisory Agreements for the Managed Equity Portfolio Funds

(continued)

total expenses of each Fund to be reasonable. The Board noted that the Broadridge information showed that the proposed advisory fee for each Fund was in the low to middle range of the applicable Broadridge peer group and universe. They further noted that the estimated total expense ratio for each Fund was also within the low range of total expenses, when taking into account the proposed fee waiver and expense reimbursement arrangements for each Fund. The Board also found the proposed fees to be paid by JPMPI to BlackRock and RIIS to be reasonable, noting that the Funds will not pay the fees to BlackRock and RIIS directly, but that JPMPI will compensate each sub-advisor out of the advisory fee it receives from the Funds. The Board noted that neither JPMPI nor BlackRock nor RIIS identified any funds or accounts that they manage with similar investment objectives and strategies as the Funds. The Board further noted the Adviser’s views regarding the limitations of fee comparisons to separately managed accounts in light of the differences in services provided to the Funds as compared to those provided to separately managed accounts. Additionally, the Board noted the most-favored nation provisions agreed to by BlackRock and RIIS, which should help ensure the sub-advisory and interim advisory fee rates charged are at least equal to the range of fees BlackRock and RIIS charge to similar clients.

Based on the information presented by JPMPI, BlackRock, RIIS and Broadridge, the Trustees determined that the level of the advisory fees to be charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock and RIIS (if and when called upon to serve as sub-adviser), as well as the estimated total expenses of each Fund, are reasonable, fair and equitable and that approval of the Advisory Agreement, Interim Agreement and Sub-Advisory Agreement would likely benefit each Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. As the Funds are newly organized, information regarding JPMPI’s, BlackRock’s and RIIS’s actual costs in providing services to the Funds was not available.

The Board considered the estimated profits to be realized by the Adviser in connection with the operation of the Funds based on profitability estimates included in the 15(c) Materials, and whether the amount of estimated profit represented a fair entrepreneurial profit for the management of the Funds. In doing so, the Board also took into account the entrepreneurial and business risk JPMPI will undertake as investment manager and sponsor of the Funds. The Board also considered the Funds’ estimated operating expenses and the expected impact of the proposed expense limitation agreement and fee waiver agreement to be observed by JPMPI on the Adviser’s estimated profits. The Board noted that JPMPI did not expect to be profitable with respect to the Funds during their first year of operations. The Board also noted that JPMPI had no current plans to utilize RIIS for any particular Fund strategy as of the date thereof, or what level of assets might be managed by RIIS over any particular time period.

The Board further noted that the proposed sub-advisory fee rates to be paid by JPMPI to BlackRock and RIIS (if and when called upon to serve as sub-adviser) do not have break points, but due to the proposed fee waiver arrangements, JPMPI will not retain any portion of the advisory fees paid by the Funds.

Ultimately, the Board concluded that each Funds’ proposed fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Board next considered whether the Adviser, BlackRock, RIIS or any of their affiliates may receive other benefits as a result of the Adviser’s, BlackRock’s or RIIS’s proposed relationship with the Trust or the Funds. The Board considered that the Adviser was not affiliated with any of the Funds’ proposed service providers, and therefore would not benefit from those contractual relationships. The Board additionally considered that BlackRock and RIIS were not affiliated with any of the Funds’ proposed service providers, and therefore would not benefit from those contractual relationships. The Board also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds. Additionally, the Trustees considered that RIIS may receive ancillary benefits of potentially receiving fees from serving as transition manager to the Funds under an Implementation Services Agreement between the Adviser and RIIS, but noted that those possible fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS’ sub-advisory services. The Board also considered the proprietary nature of the Funds and whether any benefit would result to the Adviser by placing assets of JPMPI private bank clients into the Funds. The Board also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate would not execute portfolio transactions on behalf of the Funds and would not receive the benefit of research provided by any such broker-dealer. Additionally, the Board considered that J.P. Morgan will receive the ancillary benefit of collecting fees from J.P. Morgan accounts that invest in the Funds. Taking these considerations into account, the Trustees concluded that the Adviser, BlackRock, RIIS and their affiliates would not receive collateral benefits that would materially affect the reasonableness of the proposed advisory fees under the proposed Advisory Agreement, Sub-Advisory Agreement or Interim Agreement.

Conclusions. Having requested and received such information from the Adviser, BlackRock and RIIS as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, Sub-Advisory Agreement and Interim Agreement, the Board, including the Independent Trustees, unanimously concluded that the proposed advisory fee and sub-advisory fee structures were reasonable and, in light of the matters that the Trustees had considered to be relevant in the

56	SIX CIRCLES TRUST	JUNE 30, 2019

exercise of their reasonable judgment, approved the Advisory Agreement, Sub-Advisory Agreement and the Interim Agreement for an initial term of two years.

Board Review and Approval of Proposed Amendment to the BlackRock Sub-Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), BlackRock (as defined below) or their affiliates (the “Independent Trustees”) met in person on March 29, 2019 (the “Meeting”) to consider and approve a proposed amendment to the Investment Sub-Advisory Agreement (the “BlackRock Sub-Advisory Agreement”) between JPMPI and BlackRock Investment Management, LLC (“BlackRock”) for sub-advisory services provided to the Six Circles U.S. Unconstrained Equity Fund, the Six Circles International Unconstrained Equity Fund, the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund, and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund, (each an “Equity Fund” and together, the “Equity Funds”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the amendment to the BlackRock Sub-Advisory Agreement.

Set forth below is a summary of the material factors evaluated by the Board that formed the basis for the Board’s approval of the amendment to the BlackRock Sub-Advisory Agreement. The Board’s conclusions as to the approval of the amendment to the BlackRock Sub-Advisory Agreement were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the amendment to the BlackRock Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Boards’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. It was noted that the purpose of the proposed amendment to the BlackRock Sub-Advisory agreement was to increase the sub-advisory fee thereunder in connection with BlackRock providing portfolio transition management services to the Equity Funds, utilizing the expertise of its specialized transition management team (the “TRIM Team”), and that the amendment would not otherwise change the nature of the sub-advisory services currently provided by BlackRock or otherwise alter the terms of the current agreement. In considering the approval of the amendment to the BlackRock Sub-Advisory Agreement, the Board took into account the wide variety of materials relating to the services currently provided by BlackRock that was furnished for the June and November 2018 Board meetings, including a memorandum provided by

Ropes & Gray (“Ropes & Gray”) counsel to the Independent Trustees, regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements. The Board also took into account the information provided by BlackRock and JPMPI prior to the Meeting regarding the portfolio transition management services proposed to be provided by Blackrock, the presentations relating thereto made during the Meeting, and the extensive discussions thereon before and during the Meeting. In that regard, the Board reviewed information related to the proposed amendment to the BlackRock Sub-Advisory Agreement, including information related to the capabilities of the TRIM Team and the expanded services to be provided by BlackRock. They also reviewed comparative fee and expense information with respect to peer funds prepared by Broadridge Financial Solutions (“Broadridge”). The Board had previously reviewed information relating to, among other things, the Equity Funds’ operations, including the compliance program of BlackRock, valuation oversight, and other information related to personnel of BlackRock that provide investment management services to the Equity Funds.

Representatives of BlackRock also participated in the Meeting, at which the Board discussed the proposed amendment to the BlackRock Sub-Advisory Agreement. The Independent Trustees also discussed the proposed amendment in an executive session of the Meeting with Ropes & Gray at which no representatives of JPMPI or BlackRock were present.

Review Process. In connection with the approval of the amendment to the BlackRock Sub-Advisory Agreement, the Board reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Board also previously requested and received assistance and advice regarding applicable legal standards from Ropes & Gray. The Board additionally considered the written information previously provided by BlackRock in response to the Boards’ prior request for information, and other information provided by JPMPI. The Board also heard oral presentations on matters related to the amendment to the BlackRock Sub-Advisory Agreement. In deciding to approve the amendment to the BlackRock Sub-Advisory Agreement, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management process of BlackRock, including the experience and capabilities of its senior management, investment and other personnel (including the TRIM Team). The Board had previously considered the overall financial strength and stability of the organization.

The Board considered the sub-advisory services currently provided, as well as those additional transition services proposed to be provided, by BlackRock to the Equity Funds. The Board

JUNE 30, 2019	SIX CIRCLES TRUST	57

Board Review and Initial Approval of Advisory and Sub-Advisory Agreements for the Managed Equity Portfolio Funds

(continued)

also considered information about BlackRock’s investment personnel responsible for providing services under the BlackRock Sub-Advisory Agreement, including personnel on the TRIM Team. The Board noted that they had previously reviewed the nature and quality of BlackRock’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and its overall financial strength. The Board noted the certificates previously received from BlackRock regarding both its compliance program and code of ethics, which noted that BlackRock had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by BlackRock and that BlackRock had adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services to be provided by BlackRock under the amended Sub-Advisory Agreement were likely to benefit the Equity Funds and their shareholders.

Investment Performance. The Board noted that they had considered the manner in which BlackRock has managed the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund to date, and the manner in which BlackRock has proposed to manage the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund , as well as BlackRock’s performance records in managing accounts similar to the strategies they use to manage the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund, and will use to manage the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund, as applicable, as described in the materials provided for the June and November 2018 Board meetings. The Board also previously discussed the background and experience of BlackRock and its personnel. The Board also discussed the experience of the TRIM Team that will be assisting with the Equity Funds. The Board concluded that based on the experience of BlackRock, the Adviser had a reasonable expectation of delivering acceptable performance to shareholders of the Equity Funds.

Advisory Fees and Total Expenses. It was noted that the Board had previously reviewed and approved the retention of BlackRock as sub-adviser to the Equity Funds at the June and November 2018 Board meetings, at which time the Board had unanimously determined that the proposed fee structures were reasonable, fair and equitable and, in light of the matters that the Board considered to be relevant in the exercise of their reasonable judgment, approved the BlackRock Sub-Advisory Agreement for each Equity Fund.

JPMPI reported to the Board that, in proposing the amendment to the BlackRock Sub-Advisory Agreement, JPMPI considered a number of factors, including the implementation of the TRIM Team into the investment process for the Equity Funds, the type and complexity of the services to be provided, the estimated cost of providing services, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Equity Funds.

The Board next reviewed the proposed amended fee schedule under the BlackRock Sub-Advisory Agreement for the Equity Funds. The Board noted that JPMPI had: (1) agreed to contractually reimburse expenses for the Equity Funds to the extent the total expense ratio for each Equity Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to BlackRock. The Board considered how these agreements would affect the expenses borne by Equity Fund shareholders. It was noted that JPMPI does not retain any of the advisory fees it receives from each Equity Fund under the advisory agreement, but rather waives its advisory fees to the extent that they exceed the aggregate sub-advisory fees JPMPI is contractually required to pay the sub-advisers to such Equity Fund (“Contractual Management Fee Waiver”). The Board further noted that an increase in BlackRock’s sub-advisory fees paid by JPMPI would in effect reduce the amount of JPMPI’s Contractual Management Fee Waiver, which would in turn increase the Equity Funds’ expense ratios and expenses paid by shareholders by the amount of the one basis point increase in BlackRock’s sub-advisory fees.

The Board reviewed the proposed advisory fee and estimated total expenses of each Equity Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds, assuming that the proposed sub-advisory fee was adopted. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds, as well as the universe of other similar funds. The Board compared each of the Equity Fund’s estimated total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Fund to be reasonable. The Trustees noted that the Broadridge information showed that the proposed advisory fee for each Equity Fund was in the low to middle range of the applicable Broadridge peer group and universe. They further noted that the estimated total expense ratio for each Equity Fund was also within the low range of total expenses, when taking into account the proposed sub-advisory fee increase together with the fee waiver and expense reimbursement arrangements in place for each Equity Fund. The Trustees also found the proposed increased

58	SIX CIRCLES TRUST	JUNE 30, 2019

sub-advisory fees to be paid by JPMPI to BlackRock to be reasonable, noting that JPMPI compensates BlackRock out of the advisory fee it receives from the Equity Funds, although they also noted that Fund shareholders would bear additional net expenses as a result of the amendment to the BlackRock Sub-Advisory Agreement as described above. The Trustees noted the most-favored nation provisions agreed to by BlackRock, which should help ensure the sub-advisory fee rates charged are at least equal to the range of fees BlackRock charges to similar clients.

Based on the information presented by JPMPI, BlackRock, and Broadridge, the Trustees determined that the level of the sub-advisory fees to be paid by JPMPI to BlackRock, including the proposed sub-advisory fee increase, as well as the estimated total expenses of each Equity Fund, are reasonable, fair and equitable and that approval of the amendment to the BlackRock Sub-Advisory Agreement would likely benefit each Equity Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. As the Equity Funds are recently organized, information regarding JPMPI’s and BlackRock’s actual costs in providing services to the Equity Funds for an annual period was not available.

The Board considered the estimated profits to be realized by JPMPI in connection with the operation of the Equity Funds based in part on profitability estimates for the Equity Funds included in the materials provided for the June and November 2018 Board meetings, and whether the amount of estimated profit represented a fair entrepreneurial profit for the management of the Equity Funds. The Board also considered the Equity Funds’ current operating expenses and the Six Circles Managed Equity Portfolio U.S. Unconstrained Equity Fund’s and the Six Circles Managed Equity Portfolio International Unconstrained Equity Fund’s estimated operating expenses and the expected impact of the increased BlackRock sub-advisory fee on the Adviser’s estimated profits. The Board considered that due to the Contractual Management Fee Waiver, it is not expected that the increase in BlackRock’s sub-advisory fees will affect JPMPI’s profitability with respect to the Equity Funds. The Board further noted that JPMPI did not expect to be profitable with respect to the Equity Funds during their first full year of operations.

The Board further noted that the proposed amended sub-advisory fee rates to be paid by JPMPI to BlackRock do not include break points.

Ultimately, the Board concluded that each Equity Fund’s proposed fee and expense structure, taking into account the amendment to the BlackRock Sub-Advisory Agreement is reasonable, fair and equitable.

Ancillary Benefits. The Board previously considered whether BlackRock or any of its affiliates may receive other benefits as a result of BlackRock’s proposed relationship with JPMPI, the Trust or the Equity Funds. The Board considered that BlackRock was not affiliated with any of the Equity Funds’ service providers, and therefore would not benefit from those contractual relationships. Taking this consideration into account, the Board concluded that BlackRock and its affiliates would not receive collateral benefits that would materially affect the reasonableness of the proposed sub-advisory fees under the proposed amendment to the BlackRock Sub-Advisory Agreement.

Conclusions. Having requested and received such information from the Adviser and BlackRock as the Board believed to be reasonably necessary to evaluate the terms of the proposed amendment to the BlackRock Sub-Advisory Agreement, the Board, including the Independent Trustees, unanimously concluded that the proposed sub-advisory fee structure, as amended, was reasonable and, in light of the matters that the Board had considered to be relevant in the exercise of their reasonable judgment, approved the amendment to the BlackRock Sub-Advisory Agreement for each Equity Fund.

Liquidity Risk Management Program

The Funds have adopted and implemented a written Liquidity Risk Management Program (“Liquidity Program”) designed to reasonably assess and manage the Funds’ liquidity risk pursuant to Rule 22e-4. The Liquidity Program was reviewed and approved by the Board in May 2019. As the Liquidity Program has been operating only for a short time, it is too early to appropriately assess its operation and effectiveness.

JUNE 30, 2019	SIX CIRCLES TRUST	59

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Shareholders may request a Form N-PORT without charge by calling collect at 1-212-464-2070 or by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 and on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2019. All rights reserved. June 30, 2019.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: August 26, 2019

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title: Treasurer - Principal Financial Officer
Date: August 26, 2019